As filed with the Securities and Exchange Commission on April 18, 2001
                                              Registration No. 33-49550/811-5672


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO. ( )

                       POST-EFFECTIVE AMENDMENT NO. 15 (X)

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT

                               COMPANY ACT OF 1940
                              AMENDMENT NO. 85 (X)

                        (Check appropriate box or boxes)

                           WRL SERIES ANNUITY ACCOUNT
                           (Exact Name of Registrant)
                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                              (Name of Depositor)
                              570 Carillon Parkway
                         St. Petersburg, Florida 33716
        (Address of Depositor's Principal Executive Offices) (Zip Code)
               Depositor's Telephone Number, including Area Code:
                                 (727) 299-1800

                                   ----------

                           Kimberly A. Scouller, Esq.
                        Vice President and Senior Counsel

                   Western Reserve Life Assurance Co. of Ohio
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Stephen E. Roth, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415

                                   ----------

Title of Securities Being Registered: Units of interest in the separate account under flexible payment deferred variable annuity contracts.


It is proposed that this filing will become effective (check appropriate space)

   immediately upon filing pursuant to paragraph (b) of Rule 485
--


X  on MAY 1, 2001, pursuant to paragraph (b) of Rule 485
--


   60 days after filing pursuant to paragraph (a) of Rule 485
--

   on               , pursuant to paragraph (a) of Rule 485
--   --------------

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                           WRL FREEDOM BELLWETHER(R)
                               VARIABLE ANNUITY


                                 Issued Through

                           WRL SERIES ANNUITY ACCOUNT
                                       By
                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Prospectus
May 1, 2001


     This prospectus gives you important information about the WRL Freedom Bellwether(R), a flexible payment variable accumulation deferred annuity contract. Please read this prospectus and the fund prospectuses before you invest and keep them for future reference. This Contract is available to individuals as well as to certain group and individual retirement plans. The Contract is not available in all states.

     You can put your money into 33 investment choices: a fixed account and 32 subaccounts of the WRL Series Annuity Account. Money you put in a subaccount is invested exclusively in a single mutual fund portfolio. Your investments in the portfolios are not guaranteed. You could lose your money. Money you direct into the fixed account earns interest at a rate guaranteed by Western Reserve.

     The 32 portfolios we currently offer through the subaccounts under this Contract are:





                     AEGON/TRANSAMERICA SERIES FUND, INC.*
                     -------------------------------------
 Munder Net50 (formerly, WRL Goldman Sachs Small Cap)**     GE U.S. Equity
 Van Kampen Emerging Growth                                 Great Companies -- America(SM)
  (formerly, WRL VKAM Emerging Growth)
 T. Rowe Price Small Cap                                    Salomon All Cap
 Pilgrim Baxter Mid Cap Growth                              C.A.S.E. Growth
 Alger Aggressive Growth                                    Dreyfus Mid Cap
 Third Avenue Value                                         NWQ Value Equity
 Value Line Aggressive Growth                               T. Rowe Price Dividend Growth
 GE International Equity                                    Dean Asset Allocation
 Janus Global***                                            LKCM Strategic Total Return
 Gabelli Global Growth                                      J.P. Morgan Real Estate Securities
 Great Companies -- Global(2)                               Federated Growth & Income
 Great Companies -- Technology(SM)                          AEGON Balanced
 Janus Growth                                               AEGON Bond
 LKCM Capital Growth                                        J.P. Morgan Money Market
 Goldman Sachs Growth




                VARIABLE INSURANCE PRODUCTS FUND (VIP)
 Fidelity VIP Equity-Income Portfolio -- Service Class 2
             VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
 Fidelity VIP II Contrafund(R) Portfolio -- Service Class 2
            VARIABLE INSURANCE PRODUCTS FUND III (VIP III)
 Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2



* Prior to May 1, 2001, this fund was known as the WRL Series Fund, Inc. Because of the fund's name change, we have deleted "WRL" from each portfolio's name. However, when we refer to the fund's subaccounts, we will continue to use "WRL" in front of each subaccount name.

** From May 1, 2001 to May 28, 2001, this portfolio will be available for investment only to Contract owners who purchased the Contract before May 1, 2001. Effective May 29, 2001, subject to shareholder approval, this portfolio will have a new investment objective, after which time the portfolio will become available for investment to all Contract owners.

*** This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.


     If you would like more information about the WRL Freedom Bellwether(R), you can obtain a free copy of the Statement of Additional Information ("SAI") dated May 1, 2001. Please call us at 1-800-851-9777, Ext. 6538 (Monday - Friday 8:00 a.m. - 7:00 p.m. Eastern Time) or write us at: Western Reserve, Administrative Office - Annuity Department, P.O. Box 9051, Clearwater, Florida 33758-9051. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SEC maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

PLEASE NOTE THAT THE CONTRACT AND THE FUNDS:
o ARE NOT BANK DEPOSITS
o ARE NOT FEDERALLY INSURED
o ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
o ARE NOT GUARANTEED TO ACHIEVE THEIR GOAL
o INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PREMIUM

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


DEFINITIONS OF SPECIAL TERMS ................................................     1
SUMMARY .....................................................................     3
ANNUITY CONTRACT FEE TABLE ..................................................     9
EXAMPLE .....................................................................    11
 1.  THE ANNUITY CONTRACT ...................................................    12
       The Contracts ........................................................    12
       Other Contracts ......................................................    13
 2.  ANNUITY PAYMENTS (THE INCOME PHASE) ....................................    13
       Annuity Payment Options Under the Contract ...........................    13
       Fixed Annuity Payment Options ........................................    14
       Variable Annuity Payment Options .....................................    15
 3.  PURCHASE ...............................................................    16
       Contract Issue Requirements ..........................................    16
       Purchase Payments ....................................................    16
       Initial Purchase Requirements ........................................    16
       Additional Purchase Payments .........................................    17
       Maximum Purchase Payments ............................................    17
       Allocation of Purchase Payments ......................................    17
       Right to Cancel Period ...............................................    17
       Annuity Value ........................................................    17
       Accumulation Units ...................................................    18
 4.  INVESTMENT CHOICES .....................................................    18
       The Separate Account .................................................    18
       The Fixed Account ....................................................    22
       Transfers ............................................................    22
       Dollar Cost Averaging Program ........................................    23
       Asset Rebalancing Program ............................................    24
       Telephone or Fax Transactions ........................................    24
       Third Party Investment Services ......................................    25
 5.  EXPENSES ...............................................................    25
       Partial Withdrawals and Complete Surrenders ..........................    26
       Mortality and Expense Risk Charge ....................................    26
       Administrative Charge ................................................    26
       Annual Contract Charge ...............................................    26
       Transfer Charge ......................................................    26
       Loan Processing Fee ..................................................    26
       Premium Taxes ........................................................    27
       Federal, State and Local Taxes .......................................    27
       Portfolio Management Fees ............................................    27
       Waived Charges and Expenses to Employees .............................    28
 6.  TAXES ..................................................................    28
       Annuity Contracts in General .........................................    28
       Qualified and Nonqualified Contracts .................................    28
       Partial Withdrawals and Complete Surrenders -- Nonqualified Contracts     29
       Multiple Contracts ...................................................    30
       Diversification and Distribution Requirements ........................    30

       Partial Withdrawals and Complete Surrenders -- Qualified Contracts ..   30
       Taxation of Death Benefit Proceeds ..................................   31
       Annuity Payments ....................................................   31
       Transfers, Assignments or Exchanges of Contracts ....................   32
       Separate Account Charges ............................................   32
       Possible Tax Law Changes ............................................   32
 7.  ACCESS TO YOUR MONEY ..................................................   32
       Partial Withdrawals and Complete Surrenders .........................   32
       Delay of Payment and Transfers ......................................   34
       Systematic Partial Withdrawals ......................................   34
       Contract Loans for Certain Qualified Contracts ......................   35
 8.  PERFORMANCE ...........................................................   37
 9.  DEATH BENEFIT .........................................................   37
       Payments on Death ...................................................   37
       Amount of Death Benefit During the Accumulation Period ..............   38
       Alternate Payment Elections Before the Maturity Date ................   39
10.  OTHER INFORMATION .....................................................   40
       Ownership ...........................................................   40
       Annuitant ...........................................................   40
       Beneficiary .........................................................   40
       Assignment ..........................................................   40
       Western Reserve Life Assurance Co. of Ohio ..........................   40
       The Separate Account ................................................   41
       Exchanges ...........................................................   41
       Voting Rights .......................................................   41
       Distribution of the Contracts .......................................   42
       Non-Participating Contract ..........................................   42
       Variations in Contract Provisions ...................................   43
       IMSA ................................................................   43
       Legal Proceedings ...................................................   43
       Financial Statements ................................................   43
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ...............   44
APPENDIX A --
 CONDENSED FINANCIAL INFORMATION ...........................................   45
APPENDIX B --
 HISTORICAL PERFORMANCE DATA ...............................................   57

DEFINITIONS OF SPECIAL TERMS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


 accumulation       The period between the Contract date and the maturity date while the
 period             Contract is in force.
                    --------------------------------------------------------------------------------
 accumulation       An accounting unit of measure we use to calculate subaccount values during
 unit value         the accumulation period.
                    --------------------------------------------------------------------------------
 administrative     Our administrative office and mailing address is P.O. Box 9051, Clearwater,
 office             Florida 33758-9051. Our street address is 570 Carillon Parkway,
                    St. Petersburg, Florida 33716. Our phone number is 1-800-851-9777.
                    --------------------------------------------------------------------------------
 age                The issue age, which is annuitant's age on the birthday nearest the Contract date, plus the number of completed Contract years. When we use the term
                    "age" in this prospectus, it has the same meaning as "attained age" in the
                    Contract.
                    --------------------------------------------------------------------------------
                    The person you named in the application (or later changed), to receive
 annuitant          annuity payments. The annuitant may be changed as provided in the
                    Contract's death benefit provisions and annuity provision.
                    --------------------------------------------------------------------------------
 annuity unit       An accounting unit of measure we use to calculate annuity payments from the
 value              subaccounts after the maturity date.
                    --------------------------------------------------------------------------------
 annuity value      The sum of the separate account value and the fixed account value at the end of any valuation period.
                    --------------------------------------------------------------------------------
                    The person(s) you elect to receive the death benefit proceeds under the
 beneficiary(ies)   Contract.
                    --------------------------------------------------------------------------------
 cash value         The annuity value less any applicable premium taxes.
                    --------------------------------------------------------------------------------
 Code               The Internal Revenue Code of 1986, as amended.
                    --------------------------------------------------------------------------------
 Contract date      The later of the date on which the initial purchase payment is received, or the date that the properly completed application is received, at Western Reserve's administrative office. We measure Contract years, Contract months and
                    Contract anniversaries from the Contract date.
                    --------------------------------------------------------------------------------
 death report day   The valuation date on which we have received both proof of death of the owner who is the annuitant and your beneficiary's election regarding payment.
                    --------------------------------------------------------------------------------
                    An option to which you can direct your money under the Contract, other than
 fixed account      the separate account. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.
                    --------------------------------------------------------------------------------
 fixed account      During the accumulation period, your Contract's value allocated in the fixed
 value              account.
                    --------------------------------------------------------------------------------
                    Investment companies which are registered with the U.S. Securities and
 funds              Exchange Commission. The Contract allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Contract in the future.
                    --------------------------------------------------------------------------------

 in force           Condition under which the Contract is active and the owner is entitled to exercise all rights under the Contract.
                    --------------------------------------------------------------------------------
                    The date on which the accumulation period ends and annuity payments begin.
 maturity date      The latest maturity date is the annuitant's 90th birthday.
                    --------------------------------------------------------------------------------
 NYSE               New York Stock Exchange.
                    --------------------------------------------------------------------------------
 nonqualified       Contracts issued other than in connection with retirement plans.
 Contracts
                    --------------------------------------------------------------------------------
                    The person(s) entitled to exercise all rights under the Contract. The annuitant
 owner              is the owner unless the application states otherwise, or unless a change of
 (you, your)        ownership is made at a later time.
                    --------------------------------------------------------------------------------
 portfolio          A separate investment portfolio of a fund.
                    --------------------------------------------------------------------------------
                    Amounts paid by an owner or on the owner's behalf to Western Reserve as
 purchase           consideration for the benefits provided by the Contract. When we use the
 payments           term "purchase payment" in this prospectus, it has the same meaning as "net payment" in the Contract, which means the purchase payment less any applicable premium taxes.
                    --------------------------------------------------------------------------------
 qualified          Contracts issued in connection with retirement plans that qualify for special
 Contracts          federal income tax treatment under the Code.
                    --------------------------------------------------------------------------------
                    WRL Series Annuity Account, a separate account composed of subaccounts
 separate account   established to receive and invest purchase payments not allocated to the fixed account.
                    --------------------------------------------------------------------------------
 separate account   During the accumulation period, your Contract's value in the separate
 value              account, which equals the sum of the values in each subaccount.
                    --------------------------------------------------------------------------------
                    A subdivision of the separate account that invests exclusively in the shares of
 subaccount         a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period.
                    Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity payment option.
                    --------------------------------------------------------------------------------
 surrender          The termination of a Contract at the option of the owner.
                    --------------------------------------------------------------------------------
                    Each day on which the NYSE is open for trading, except when a
 valuation date/    subaccount's corresponding portfolio does not value its shares. Western
 business day       Reserve is open for business on each day that the NYSE is open. When we use the term "business day," it has the same meaning as valuation date.
                    --------------------------------------------------------------------------------
 valuation period   The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently
                    4:00 p.m. Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.
                    --------------------------------------------------------------------------------
 Western Reserve    Western Reserve Life Assurance Co. of Ohio.
 (we, us, our)
                    --------------------------------------------------------------------------------

SUMMARY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail. Please read the entire prospectus carefully.


1. THE ANNUITY CONTRACT


     The WRL Freedom Bellwether(R) is a flexible payment variable accumulation deferred annuity contract (the "Contract") offered by Western Reserve. It is a contract between you, as the owner, and Western Reserve, a life insurance company. The Contract provides a way for you to invest on a tax-deferred basis in the subaccounts of the separate account and the fixed account. We intend the Contract to be used to accumulate money for retirement or other long-term investment purposes.


     The Contract allows you to direct your money into any of the 32 subaccounts. Each subaccount invests exclusively in a single portfolio of a fund. The money you invest in the subaccounts will fluctuate daily based on the portfolio's investment results. The value of your investment in the subaccounts is not guaranteed and may increase or decrease. You bear the investment risk for amounts you invest in the subaccounts.


     You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 4%, and may be more. We guarantee the interest, as well as principal, on money placed in the fixed account. The fixed account is not available in all states.


     You can transfer money between any of the investment choices during the accumulation period, subject to certain limits on transfers from the fixed account.


     The Contract, like all deferred annuity contracts, has two phases: the "accumulation period" and the "income phase." During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the Contract. The income phase starts on the maturity date when you begin receiving regular payments from your Contract. The money you can accumulate during the accumulation period, as well as the annuity payment option you choose, will largely determine the amount of any income payments you receive during the income phase.


2. ANNUITY PAYMENTS (THE INCOME PHASE)


     The Contract allows you to receive income under one of five annuity payment options. You may choose from fixed payment options or variable payment options. If you select a variable payment option, the dollar amount of the payments you receive may go up or down depending on the investment results of the portfolios you invest in at that time. You cannot annuitize before your Contract's fifth anniversary.



3. PURCHASE



     You can buy this Contract with $25,000 or more under most circumstances. You can add as little as $50 at any time during the accumulation period. We allow purchase payments up to a total of $1,000,000 per Contract year without prior approval. There is no limit on the total purchase payments you may make during the accumulation period.



4. Investment Choices



     You can invest your money in any of the 32 fund portfolios by directing it to the corresponding subaccount. The portfolios are described in the fund prospectuses. The portfolios now available to you under the Contract are:

                     AEGON/TRANSAMERICA SERIES FUND, INC.*




    [ ] Munder Net50 **                   [ ] GE U.S. Equity
    [ ] Van Kampen Emerging Growth        [ ] Great Companies -- America(SM)
    [ ] T. Rowe Price Small Cap           [ ] Salomon All Cap
    [ ] Pilgrim Baxter Mid Cap Growth     [ ] C.A.S.E. Growth
    [ ] Alger Aggressive Growth           [ ] Dreyfus Mid Cap
    [ ] Third Avenue Value                [ ] NWQ Value Equity
    [ ] Value Line Aggressive Growth      [ ] T. Rowe Price Dividend Growth
    [ ] GE International Equity           [ ] Dean Asset Allocation
    [ ] Janus Global***                   [ ] LKCM Strategic Total Return
    [ ] Gabelli Global Growth             [ ] J.P. Morgan Real Estate Securities
    [ ] Great Companies -- Global(2)      [ ] Federated Growth & Income
    [ ] Great Companies -- Technology(SM) [ ] AEGON Balanced
    [ ] Janus Growth                      [ ] AEGON Bond
    [ ] LKCM Capital Growth               [ ] J.P. Morgan Money Market
    [ ] Goldman Sachs Growth




                    VARIABLE INSURANCE PRODUCTS FUND (VIP)
    Fidelity -- VIP Equity-Income Portfolio -- Service Class 2
                 VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
    Fidelity -- VIP II Contrafund(R) Portfolio -- Service Class 2
                VARIABLE INSURANCE PRODUCTS FUND III (VIP III)
    Fidelity -- VIP III Growth Opportunities Portfolio -- Service Class 2



* Prior to May 1, 2001, this fund was known as the WRL Series Fund, Inc. Because of the fund's name change, we have deleted "WRL" from each portfolio's name. However, when we refer to the fund's subaccounts, we will continue to use "WRL" in front of each subaccount name.

** From May 1, 2001 to May 28, 2001, this portfolio will be available for investment only to Contract owners who purchased the Contract before May 1, 2001. Effective May 29, 2001, subject to shareholder approval, this portfolio will have a new investment objective, after which time the portfolio will become available for investment to all Contract owners.

*** This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.




     Depending upon market conditions, you can make or lose money in any of these subaccounts. We reserve the right to offer other investment choices in the future.


     You can also allocate your purchase payments to the fixed account. The fixed account is not available in all states. Residents of New Jersey and Washington may not direct or transfer any money to the fixed account.



     TRANSFERS. You have the flexibility to transfer assets within your Contract. At any time during the accumulation period you may transfer amounts among the subaccounts and between the subaccounts and the fixed account. Certain restrictions apply.

5. EXPENSES


     We do not take any deductions from purchase payments at the time you buy the Contract. You invest the full amount of each purchase payment in one or more of the investment choices.



     During the accumulation period and the income phase, we deduct a daily mortality and expense risk charge of 1.25% and a daily administrative charge of 0.15% each year from the money you have invested in the subaccounts.



     During the accumulation period, we deduct an annual Contract charge of $30 from the annuity value on each Contract anniversary and at the time of surrender.


     We impose a $10 charge per transfer if you make more than 12 transfers among the subaccounts per Contract year.



     We may deduct state premium taxes, which currently range from 0% to 3.50%, when you make your purchase payment(s), if you surrender the Contract or partially withdraw its value, if we pay out death benefit proceeds, or if you begin to receive regular annuity payments. We only charge you premium taxes in those states that require us to pay premium taxes.


     The portfolios deduct management fees and expenses charges from amounts you have invested in the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. You pay these fees and expenses indirectly. These fees and expenses currently range from 0.44% to 1.20% annually, depending on the portfolio. See the Annuity Contract Fee Table on page 9 of this prospectus and the fund prospectuses.


     See Distribution of the Contracts on page 42 for information concerning compensation paid for the sale of the Contracts.



6. TAXES



     The Contract's earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. The annuity payments you receive during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income until the "investment in the contract" has been fully recovered. Different tax consequences may apply for a Contract used in connection with a qualified retirement plan.



     Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity payment option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial withdrawal or complete surrender.

7. ACCESS TO YOUR MONEY



     You can take some or all of your money out anytime during the accumulation period. However, you may not take a partial withdrawal if it reduces the cash value below $25,000. No partial withdrawals may be made from the fixed account without prior consent from us. Access to amounts held in qualified Contracts may be restricted or prohibited. You may also have to pay federal income tax and a penalty tax on any money you take out. No withdrawal charges apply.



     Partial withdrawals may reduce the death benefit by more than the amount withdrawn.


8. PERFORMANCE


     The value of your Contract will vary up or down depending upon the investment performance of the subaccounts you choose and will be reduced by Contract fees and charges. We provide performance information in Appendix B and in the SAI. Past performance does not guarantee future results.


9. DEATH BENEFIT



     If you are both an owner and the annuitant and you die before the income phase begins, your beneficiary will receive a death benefit. Death benefit provisions may vary by state.


     If you name different persons as owner and annuitant, you can affect whether the death benefit is payable and who will receive it. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.


     If the annuitant who is an owner dies during the accumulation period and if a death benefit is payable, the death benefit will be the greatest of:



     o    the annuity value of your Contract on the death report day;

     o the total purchase payments you make to the Contract, reduced by partial withdrawals, credited with 5% on each Contract anniversary (until you turn age 80), up to a maximum of 200% of total purchase payments less withdrawals. (Please note that the 5% credit is not available in all states.); or

     o the highest annuity value of your Contract on any Contract anniversary between May 1, 2000 or the Contract date (as shown on your Contract schedule page), if later, and the earlier of:
          o  the annuitant's date of death; or
          o  the Contract anniversary nearest the annuitant's 80th birthday.


     The highest annuity value will be increased by purchase payments made and decreased by adjusted partial withdrawals taken since the Contract anniversary with the highest annuity value.



     The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Fixed Annuity Payment Options and Variable Annuity Payment

Options on pages 14 and 15 for a description of the annuity payment options. Not all payment options provide for a death benefit.



10. OTHER INFORMATION



     RIGHT TO CANCEL PERIOD. You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total purchase payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original purchase payment(s). We determine the value of the refund as of the date we receive the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.



     WHO SHOULD PURCHASE THE CONTRACT? We have designed this Contract for people seeking long-term tax deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans and individual retirement accounts. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax-favored arrangement itself provides tax-sheltered growth.



     ADDITIONAL FEATURES. This Contract has additional features that might interest you. These include the following:


     o SYSTEMATIC PARTIAL WITHDRAWALS -- You can arrange to have money automatically sent to you monthly, quarterly, semi-annually, or annually while your Contract is in the accumulation period. Amounts you receive may be included in your gross income and, in certain circumstances, may be subject to penalty taxes.
     o DOLLAR COST AVERAGING -- You can arrange to have a certain amount of money automatically transferred monthly from one or any combination of the fixed account, the WRL J.P. Morgan Money Market or WRL AEGON Bond subaccounts to your choice of subaccounts. Dollar cost averaging does not guarantee a profit and does not protect against a loss if market prices decline.
     o ASSET REBALANCING -- We will, upon your request, automatically transfer amounts periodically among the subaccounts on a regular basis to maintain a desired allocation of the annuity value among the various subaccounts.
     o TELEPHONE OR FAX TRANSACTIONS -- You may make transfers, withdrawals and/or change the allocation of additional purchase payments by telephone or fax.

     o CONTRACT LOANS (FOR CERTAIN QUALIFIED CONTRACTS) -- If you own a qualified Contract, you may be eligible to take out Contract loans during the accumulation period, subject to certain restrictions. See Contract Loans for Certain Qualified Contracts on page 35 for details.



     These features are not available in all states and may not be suitable for your particular situation.



     Certain states place restrictions on access to the fixed account, on the death benefit calculation, on the annuity payment options and on other features of the Contract. Consult your agent and the Contract for details.



11. INQUIRIES


     If you need additional information, please contact us at:


       Western Reserve Life

         Administrative Office
         Attention: Annuity Department
         P.O. Box 9051
         Clearwater, FL 33758-9051
         1-800-851-9777, Ext. 6538
         (Monday - Friday 8:00 a.m. - 7:00 p.m. Eastern Time)

         www.westernreserve.com

ANNUITY CONTRACT FEE TABLE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


      OWNER TRANSACTION EXPENSES
---------------------------------------------------
Sales Load On Purchase Payments............... None
Maximum Withdrawal Charge .................... None
Transfer Charge.............. $10 After 12 Per Year
Loan Processing Fee(1)................ $30 Per Loan
===================================================
ANNUAL CONTRACT CHARGE(2)......$30 PerContract Year


          SEPARATE ACCOUNT ANNUAL EXPENSES
 (AS A PERCENTAGE OF AVERAGE SEPARATE ACCOUNT VALUE)
-----------------------------------------------------
Mortality and Expense Risk Charge(3) ......... 1.25%
Administrative Charge(3) ..................... 0.15%
TOTAL SEPARATE ACCOUNT
   ANNUAL EXPENSES ........................... 1.40%

--------------------------------------------------------------------------------
                          PORTFOLIO ANNUAL EXPENSES(4)

   (as a percentage of average net assets and after expense reimbursements)



                                                                                                            TOTAL PORTFOLIO
                                                                       MANAGEMENT     OTHER    RULE 12B-1       ANNUAL
  PORTFOLIO                                                               FEES      EXPENSES      FEES         EXPENSES
 AEGON/TRANSAMERICA SERIES FUND, INC.(5)(6)
 Munder Net50(7)                                                           0.90%       0.10%         N/A        1.00%
 Van Kampen Emerging Growth                                                0.80%       0.05%         N/A        0.85%
 T. Rowe Price Small Cap                                                   0.75%       0.25%         N/A        1.00%
 Pilgrim Baxter Mid Cap Growth                                             0.85%       0.07%         N/A        0.92%
 Alger Aggressive Growth                                                   0.80%       0.06%         N/A        0.86%
 Third Avenue Value                                                        0.80%       0.12%         N/A        0,92%
 Value Line Aggressive Growth(8)                                           0.80%       0.20%         N/A        1.00%
 GE International Equity                                                   1.00%       0.20%         N/A        1.20%
 Janus Global(9)                                                           0.80%       0.09%         N/A        0.89%
 Gabelli Global Growth(10)                                                 1.00%       0.20%         N/A        1.20%
 Great Companies -- Global(2)(10)                                          0.80%       0.20%         N/A        1.00%
 Great Companies -- Technology(SM)(8)                                      0.80%       0.20%         N/A        1.00%
 Janus Growth                                                              0.80%       0.02%         N/A        0.82%
 LKCM Capital Growth(11)                                                   0.80%       0.20%         N/A        1.00%
 Goldman Sachs Growth                                                      0.90%       0.10%         N/A        1.00%
 GE U.S. Equity                                                            0.80%       0.08%         N/A        0.88%
 Great Companies -- America(SM)(8)                                         0.80%       0.11%         N/A        0.91%
 Salomon All Cap                                                           0.90%       0.10%         N/A        1.00%
 C.A.S.E. Growth                                                           0.80%       0.20%         N/A        1.00%
 Dreyfus Mid Cap                                                           0.85%       0.15%         N/A        1.00%
 NWQ Value Equity                                                          0.80%       0.08%         N/A        0.88%
 T. Rowe Price Dividend Growth                                             0.90%       0.10%         N/A        1.00%
 Dean Asset Allocation                                                     0.80%       0.07%         N/A        0.87%
 LKCM Strategic Total Return                                               0.80%       0.05%         N/A        0.85%
 J.P. Morgan Real Estate Securities                                        0.80%       0.20%         N/A        1.00%
 Federated Growth & Income                                                 0.75%       0.11%         N/A        0.86%
 AEGON Balanced                                                            0.80%       0.08%         N/A        0.88%
 AEGON Bond                                                                0.45%       0.08%         N/A        0.53%
 J.P. Morgan Money Market                                                  0.40%       0.04%         N/A        0.44%
 VARIABLE INSURANCE PRODUCTS FUND (VIP)(12)(13)
 Fidelity VIP Equity-Income Portfolio -- Service Class 2                   0.48%       0.10%       0.25%        0.83%
 VARIABLE INSURANCE PRODUCTS FUND II
  (VIP II)(12)(13)
 Fidelity VIP II Contrafund(R) Portfolio -- Service Class 2                0.57%       0.10%       0.25%        0.92%
 VARIABLE INSURANCE PRODUCTS FUND III
  (VIP III)(12)(13)
 Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2        0.58%       0.12%       0.25%        0.95%



 (1) Loans are available only for certain qualified Contracts. The loan fee is not applicable in all states.

 (2) We may waive the annual Contract charge for Contracts sold to groups of employees with the same employer, including our directors, officers and full-time employees, or other groups where sales to the group reduce our administrative expenses.

 (3) These charges apply to each subaccount. They do not apply to the fixed account. These charges apply during the accumulation period and the income phase.
 (4) The fee table information relating to the portfolios was provided to Western Reserve by the funds. Western Reserve has not independently verified such information.

 (5) Effective January 1, 1997, the Board of the AEGON/Transamerica Series Fund, Inc. (formerly, WRL Series Fund, Inc.) (the "Series Fund") authorized the Series Fund to charge each portfolio of the Series Fund an annual Rule 12b-1 fee of up to 0.15% of each portfolio's average daily net assets. However, the Series Fund will not deduct the fee from any portfolio before April 30, 2002. You will receive advance written notice if a Rule 12b-1 fee is to be deducted. See the Series Fund prospectus for more details.
 (6) AEGON/Transamerica Fund Advisers, Inc. (formerly, WRL Investment Management, Inc.) ("AEGON/Transamerica Advisers"), the investment adviser of the Series Fund, has undertaken, until at least April 30, 2002, to pay expenses on behalf of the portfolios of the Series Fund, to the extent normal total operating expenses of a portfolio exceed a stated percentage of the Series Fund portfolio's average daily net assets. The expense limit for each portfolio, the amount reimbursed by AEGON/Transamerica Advisers during 2000 (if applicable), and the expense ratio without the reimbursement are listed below:




                                                  Expense     Reimbursement         Expense Ratio
                                                   Limit          Amount        Without Reimbursement
  Munder Net50 ...............................     1.00%         $ 71,522               2.44%
  Van Kampen Emerging Growth .................     1.00%           N/A                    N/A
  T. Rowe Price Small Cap ....................     1.00%           30,189               1.14%
  Pilgrim Baxter Mid Cap Growth ..............     1.00%           N/A                    N/A
  Alger Aggressive Growth ....................     1.00%           N/A                    N/A
  Third Avenue Value .........................     1.00%           N/A                    N/A
  Value Line Aggressive Growth ...............     1.00%           22,530               1.86%
  GE International Equity ....................     1.20%          125,321               1.66%
  Janus Global ...............................     1.00%           N/A                    N/A
  Gabelli Global Growth ......................     1.20%           14,606               1.99%
  Great Companies -- Global(2)................     1.00%           20,105               3.93%
  Great Companies -- Technology(SM)...........     1.00%            5,276               1.05%
  Janus Growth ...............................     1.00%           N/A                    N/A
  LKCM Capital Growth ........................     1.00%           N/A                    N/A
  Goldman Sachs Growth .......................     1.00%           51,711               1.37%
  GE U.S. Equity .............................     1.00%           N/A                    N/A
  Great Companies -- America(SM)..............     1.00%           N/A                    N/A
  Salomon All Cap ............................     1.00%           85,511               1.25%
  C.A.S.E. Growth ............................     1.00%           N/A                    N/A
  Dreyfus Mid Cap ............................     1.00%           68,550               1.90%
  NWQ Value Equity ...........................     1.00%           N/A                    N/A
  T. Rowe Price Dividend Growth ..............     1.00%           55,887               1.45%
  Dean Asset Allocation ......................     1.00%           N/A                    N/A
  LKCM Strategic Total Return ................     1.00%           N/A                    N/A
  J.P. Morgan Real Estate Securities .........     1.00%           58,192               1.71%
  Federated Growth & Income ..................     1.00%           N/A                    N/A
  AEGON Balanced .............................     1.00%           N/A                    N/A
  AEGON Bond .................................     0.70%           N/A                    N/A
  J.P. Morgan Money Market ...................     0.70%           N/A                    N/A



 (7) Formerly, Goldman Sachs Small Cap. Effective May 1, 2001, the portfolio will be sub-advised by Munder Capital Management. From May 1, 2001 to May 28, 2001, this portfolio will be available for investment only to Contract owners who purchased the Contract before May 1, 2001. Effective May 29, 2001, subject to shareholder approval, this portfolio will have a new investment objective, after which time the portfolio will become available for investment to all Contract owners.
 (8) Because these portfolios commenced operations on May 1, 2000, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are annualized.
 (9) This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.
(10) Because these portfolios commenced operations on September 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" are annualized.
(11) Because this portfolio commenced operations on December 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" are annualized.
(12) The 12b-1 fee deducted for the Variable Insurance Products Fund (VIP), Variable Insurance Products Fund II (VIP II), and Variable Insurance Products Fund III (VIP III) (the "Fidelity VIP Funds") covers certain shareholder support services provided by companies selling variable contracts investing in the Fidelity VIP Funds. The 12b-1 fees assessed against the Fidelity VIP Funds shares held for the Contracts will be remitted to AFSG Securities Corporation ("AFSG"), the principal underwriter for the Contracts.
(13) Actual Total Portfolio Annual Expenses for Service Class 2 shares were lower than those shown in the fee table because a portion of the brokerage commissions that the Fidelity VIP Funds paid was used to reduce the Fidelity VIP Funds' expenses, and/or because through arrangements with the Fidelity VIP Funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fidelity VIP Funds' custodian expenses. See the Fidelity VIP Funds prospectuses for details.

EXAMPLE



     You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the subaccount listed.


     Because the Contract does not assess withdrawal charges, you will pay the same amount of expenses whether or not you surrender, annuitize, or remain invested in the Contract.



                                                                             IF YOU SURRENDER, ANNUITIZE* OR
                                                                         REMAIN INVESTED IN THE CONTRACT AT THE
  SUBACCOUNTS                                                               END OF THE APPLICABLE TIME PERIOD
                                                                        1Year     3 Years     5 Years     10 Years
                                                                       -------   ---------   ---------   ---------
WRL Munder Net50**                                                       $25        $76         $129        $276
WRL Van Kampen Emerging Growth                                            23         71          122         261
WRL T. Rowe Price Small Cap                                               25         76          129         276
WRL Pilgrim Baxter Mid Cap Growth                                         24         73          125         268
WRL Alger Aggressive Growth                                               23         71          122         262
WRL Third Avenue Value                                                    24         73          125         268
WRL Value Line Aggressive Growth                                          25         76          129         276
WRL GE International Equity                                               27         82          139         296
WRL Janus Global***                                                       23         72          124         265
WRL Gabelli Global Growth                                                 27         82          139         296
WRL Great Companies -- Global(2)                                          25         76          129         276
WRL Great Companies -- Technology(SM)                                     25         76          129         276
WRL Janus Growth                                                          23         70          120         258
WRL LKCM Capital Growth                                                   25         76          129         276
WRL Goldman Sachs Growth                                                  25         76          129         276
WRL GE U.S. Equity                                                        23         72          123         264
WRL Great Companies -- America(SM)                                        24         73          125         267
WRL Salomon All Cap                                                       25         76          129         276
WRL C.A.S.E. Growth                                                       25         76          129         276
WRL Dreyfus Mid Cap                                                       25         76          129         276
WRL NWQ Value Equity                                                      23         72          123         264
WRL T. Rowe Price Dividend Growth                                         25         76          129         276
WRL Dean Asset Allocation                                                 23         72          123         263
WRL LKCM Strategic Total Return                                           23         71          122         261
WRL J.P. Morgan Real Estate Securities                                    25         76          129         276
WRL Federated Growth & Income                                             23         71          122         262
WRL AEGON Balanced                                                        23         72          123         264
WRL AEGON Bond                                                            20         61          106         228
WRL J.P. Morgan Money Market                                              19         59          101         219
Fidelity VIP Equity-Income Portfolio -- Service Class 2                   23         71          121         259
Fidelity VIP II Contrafund(R) Portfolio -- Service Class 2                24         73          125         268
Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2        24         74          127         271



 * You cannot annuitize your Contract before your Contract's fifth anniversary. ** From May 1, 2001 to May 28, 2001, this portfolio will be available for investment only to Contract owners who purchased the Contract before May
    1, 2001. Effective May 29, 2001, subject to shareholder approval, this portfolio will have a new investment objective, after which time the portfolio will become available for investment to all Contract owners.
*** This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.


     The fee table and example above will help you understand the costs of investing in the subaccounts. The fee table and example reflect the 2000 expenses (except as noted in the footnotes) of the portfolios and the subaccount fees and charges but do not reflect premium taxes which may range up to 3.50%, depending on the jurisdiction. The examples assume that the expense limitations in effect for 2000 will remain in place for the entire period illustrated and that no transfer charges have been assessed. In addition, the $30 annual Contract charge is reflected as a charge of 0.03% based on an average Contract size of $106,522.


     PLEASE REMEMBER THAT THE EXAMPLE IS AN ILLUSTRATION AND DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. SIMILARLY, YOUR RATE OF RETURN MAY BE MORE OR LESS THAN THE 5% ASSUMED IN THE EXAMPLE.


     FINANCIAL INFORMATION. We have included in Appendix A a financial history of the accumulation unit values for the subaccounts.



1. THE ANNUITY CONTRACT


THE CONTRACTS



     This prospectus describes the WRL Freedom Bellwether(R) variable annuity contract offered by Western Reserve.


     An annuity is a contract between you, the owner, and an insurance company (in this case Western Reserve), where the insurance company promises to pay the annuitant an income in the form of annuity payments. These payments begin after the maturity date. (See Section 2 on page 13.) Until the maturity date, your annuity is in the accumulation period and the earnings are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the maturity date, your annuity switches to the income phase.



     The Contract is a flexible payment variable accumulation deferred annuity. You can use the Contract to accumulate funds for retirement or other long-term financial planning purposes.


     It is a "flexible payment" Contract because after you purchase it, you can generally make additional investments of $50 or more at any time, until the maturity date. But you are not required to make any additional investments.



     The Contract is a "variable" annuity because the value of your Contract can go up or down based on the performance of your investment choices. If you select the variable investment portion of the Contract, the amount of money you are able to accumulate in your Contract during the accumulation period depends upon the performance of your investment choices. If you elect to receive variable annuity payments during the income phase of your Contract, the amount of your annuity payments will also depend upon investment performance of your investment choices for the income phase.



     The Contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Western Reserve to equal at least 4% per year. There may be different interest rates for each payment or transfer you direct to the fixed account which are equal to or greater than the guaranteed rate. The interest rates we set will be credited for periods of at least one year measured from each payment or transfer date.


     The fixed account is not available in all states. Residents of New Jersey and Washington may not direct or transfer any money to the fixed account.

OTHER CONTRACTS


     We offer other variable annuity contracts which also invest in the same portfolios of the funds. These contracts may have different charges that could affect subaccount performance and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent, or call us at 1-800-851-9777, Ext. 6538 (Monday - Friday 8:00 a.m. - 7:00 p.m. Eastern Time).


2. ANNUITY PAYMENTS (THE INCOME PHASE)

     You choose the date when annuity payments start under the Contract. This is the maturity date. You can change this date by giving us 30 days written notice. The maturity date cannot be earlier than the end of the fifth Contract year. The maturity date cannot be later than the annuitant's 90th birthday. The maturity date may be earlier for qualified Contracts.


     ELECTION OF ANNUITY PAYMENT OPTION. Before the maturity date, if the annuitant is alive, you may choose an annuity payment option or change your option. If you do not choose an annuity option by the maturity date, we will make payments under Option D (see page 15) as a Variable Life Income with 10 years of guaranteed payments. You cannot change the annuity payment option after the maturity date.


     If you choose a variable payment option, you must specify how you want the annuity proceeds divided among the subaccounts as of the maturity date. If you do not specify, we will allocate the annuity proceeds in the same proportion as the annuity value is allocated among the investment options on the maturity date. After the maturity date, you may make transfers among the subaccounts, but you may not make transfers from or to the fixed account; we may limit subaccount transfers to one per Contract year.

     Unless you specify otherwise, the annuitant named on the application will receive the annuity payments. You can change the annuitant or add a joint annuitant at any time before the maturity date, so long as we agree. If you do not choose an annuitant, we will consider you to be the annuitant.


     SUPPLEMENTAL CONTRACT. Once you annuitize and you have selected a fixed annuity payment option, the Contract will end and we will issue a supplemental Contract to describe the terms of the option you selected. The supplemental Contract will name who will receive the annuity payments and describe when the annuity payments will be made.


ANNUITY PAYMENT OPTIONS UNDER THE CONTRACT


     The Contract provides five annuity payment options that are described below. You may choose any annuity payment option available under your Contract. You can choose to receive payments monthly, quarterly, semi-annually or annually.

     We will use your "annuity proceeds" to provide these payments. The "annuity proceeds" is your annuity value on the maturity date, less any premium tax that may apply. If your annuity payment would be less than $20, then we will pay you the annuity proceeds in one lump sum.



     FIXED ANNUITY INCOME PAYMENTS. If you choose annuity payment Option A, B or C, the dollar amount of each annuity payment will be fixed on the maturity date and guaranteed by us. The payment amount will depend on three things:



     o    The amount of the annuity proceeds on the maturity date;
     o The interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3%); and
     o    The specific payment option you choose.



     VARIABLE ANNUITY INCOME PAYMENTS. If you choose variable annuity payment Option D or E, the dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Contract. The dollar amount of each additional variable payment will vary based on the investment performance of the subaccount(s) you invest in and the Contract's assumed investment return of 5%. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If, after all charges are deducted, the actual investment performance exactly matches the Contract's assumed investment return of 5% at all times, then the amount of the next variable annuity payment would remain the same. If actual investment performance, after all charges are deducted, exceeds the assumed investment return, then the amount of the variable annuity payments would increase. But, if actual investment performance, less charges, is lower than the 5% assumed investment return, then the amount of the variable annuity payments would decrease. The portfolio in which you are invested must grow at a rate at least equal to the 5% assumed investment return (plus the mortality and expense risk charge of 1.25% annually and the administrative charge of 0.15% annually) in order to avoid a decrease in the dollar amount of variable annuity payments. For more information on how variable annuity income payments are determined, see the SAI.


     The annuity payment options are explained below. Some of the annuity payment options may not be available in all states. Options A, B, and C are fixed only. Options D and E are variable only.



FIXED ANNUITY PAYMENT OPTIONS



     PAYMENT OPTION A -- FIXED INSTALLMENTS. We will pay the annuity in equal payments over a fixed period of 5, 10, 15 or 20 years or any other fixed period acceptable to Western Reserve.


     PAYMENT OPTION B -- LIFE INCOME: FIXED PAYMENTS.




     o NO PERIOD CERTAIN -- We will make level payments only during the annuitant's lifetime; or


     o 10 YEARS CERTAIN -- We will make level payments for the longer of the annuitant's lifetime or 10 years; or

     o GUARANTEED RETURN OF ANNUITY PROCEEDS -- We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.


     PAYMENT OPTION C -- JOINT AND SURVIVOR LIFE INCOME: FIXED PAYMENTS. We will make level payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.



VARIABLE ANNUITY PAYMENT OPTIONS



     PAYMENT OPTION D -- VARIABLE LIFE INCOME. The annuity proceeds are used to purchase variable annuity units in the subaccounts you select. You may choose between:




     o NO PERIOD CERTAIN -- We will make variable payments only during the annuitant's lifetime; or


     o 10 YEARS CERTAIN -- We will make variable payments for the longer of the annuitant's lifetime or 10 years.


     PAYMENT OPTION E -- VARIABLE JOINT AND SURVIVOR LIFE INCOME. We will make variable payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.



     Other annuity payment options may be arranged by agreement with us.


NOTE CAREFULLY: The death benefit payable after the maturity date will be affected by the annuity option you choose.



     If:
     o you choose Life Income with No Period Certain or a Joint and Survivor Life Income (fixed or variable); and

     o the annuitant(s) dies, for example, before the due date of the second annuity payment;



     Then:
     o we may make only one annuity payment and there will be no death benefit payable.


     If:
     o you choose Fixed Installments, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Annuity Proceeds, or Variable Life Income with 10 Years Certain; and

     o the person receiving payments dies prior to the end of the guaranteed period;



     Then:
     o the remaining guaranteed payments will be continued to that person's beneficiary, or their value (determined at the date of death) may be paid in a single sum.



     We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the annuitant's address of record. The annuitant is responsible for keeping Western Reserve informed of the annuitant's current address of record.



3. PURCHASE


CONTRACT ISSUE REQUIREMENTS



     We will issue a Contract if:



     o    we receive the information we need to issue the Contract;
     o    we receive a minimum initial purchase payment; and
     o    you and the annuitant are age 85 or younger.


PURCHASE PAYMENTS


     You should make checks or drafts for purchase payments payable only to "Western Reserve" and send them to our administrative office. Your check or draft must be honored in order for us to pay any associated payments and benefits due under the Contract.


INITIAL PURCHASE REQUIREMENTS


     The initial purchase payment for most Contracts must be at least $25,000. A Contract issued under 403(b) of the Internal Revenue Code generally requires total purchase payments received during the first year to equal or exceed $25,000.



     We will credit your initial purchase payment to your Contract within two business days after the day we receive it at our administrative office and your complete Contract information. If we are unable to credit your initial purchase payment, we (or your agent) will contact you within five business days and explain why. We will also return your initial purchase payment at that time unless you tell us (or your agent) to keep it. We will credit your initial purchase payment as soon as we receive all necessary application information.



     The date on which we credit your initial purchase payment to your Contract is the Contract date. The Contract date is used to determine Contract years, Contract months and Contract anniversaries.


     If you wish to make purchase payments by bank wire, please instruct your bank to wire federal funds as follows:



                          All First Bank of Baltimore
                          ABA #: 052000113
                          For credit to: Western Reserve Life
                          Account #: 89539600
                          Owner's Name:
                          Contract Number:
                          Attention: Annuity Accounting


     We may reject any application or purchase payments for any reason permitted by law.

ADDITIONAL PURCHASE PAYMENTS


     You are not required to make any additional purchase payments. However, you can make additional purchase payments as often as you like during the lifetime of the annuitant and prior to the maturity date. We will accept purchase payments by bank wire or by check. Additional purchase payments must be at least $50 ($1,000 if by wire). We will credit any additional purchase payments you make to your Contract at the accumulation unit value computed at the end of the business day on which we receive them at our administrative office. Our business day closes at 4:00 p.m. Eastern Time. If we receive your purchase payments after the close of our business day, we will calculate and credit them as of the close of the next business day.

MAXIMUM PURCHASE PAYMENTS

     We allow purchase payments up to a total of $1,000,000 per Contract year without prior approval. There is no limit on the total purchase payments you may make during the accumulation period.


ALLOCATION OF PURCHASE PAYMENTS


     On the Contract date, we will allocate your purchase payment to the investment choices you selected on your application. Your allocation must be in whole percentages and must total 100%. We will allocate additional purchase payments as you selected on your application, unless you request a different allocation.

     You may change allocations for future additional purchase payments by writing or telephoning the administrative office, sending written instructions or by telephone, subject to the limitations described under Telephone or Fax Transactions on page 24. The allocation change will apply to purchase payments received after the date we receive the change request.


     YOU SHOULD REVIEW PERIODICALLY HOW YOUR PAYMENTS ARE DIVIDED AMONG THE SUBACCOUNTS BECAUSE MARKET CONDITIONS AND YOUR OVERALL FINANCIAL OBJECTIVES MAY CHANGE.

RIGHT TO CANCEL PERIOD


     You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total purchase payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original purchase payment(s). We determine the value of the refund as of the date we receive the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.


ANNUITY VALUE

     You should expect your annuity value to change from valuation period to valuation period to reflect the investment performance of the portfolios, the interest credited to your value in the fixed account, and the fees and charges we deduct. A valuation period begins at the close of business on each business day and ends at the close of business on the next valuation date. A valuation date is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 P.M. Eastern Time. We observe the same holidays as the NYSE.



ACCUMULATION UNITS


     We measure the value of your Contract during the accumulation period by using a measurement called an accumulation unit. During the income phase, we use a measurement called an annuity unit. When you direct money into a subaccount, we credit your Contract with accumulation units for that subaccount. We determine how many accumulation units to credit by dividing the dollar amount you direct to the subaccount by the subaccount's accumulation unit value as of the end of that valuation date. If you withdraw or transfer out of a subaccount, or if we assess a transfer or annual Contract charge, we subtract accumulation units from the subaccounts using the same method.



     Each subaccount's accumulation unit value was set at $10 when the subaccount started. We recalculate the accumulation unit value for each subaccount at the close of each valuation date. The new accumulation unit value reflects the investment performance of the underlying portfolio and the daily deduction of the mortality and expense risk charge and the administrative charge. For a detailed discussion of how we determine accumulation unit values, see the SAI.



4. INVESTMENT CHOICES


THE SEPARATE ACCOUNT



     The separate account currently consists of 32 subaccounts.

     THE FUNDS. Each subaccount invests exclusively in one portfolio of a fund. The portfolios, their investment objectives and advisers or sub-advisers are listed below.



PORTFOLIO                                  INVESTMENT OBJECTIVE          ADVISER OR SUB-ADVISER
---------                                  --------------------          ----------------------
 AGGRESSIVE EQUITY
 ---------------------------         ---------------------------       -------------------------
 Munder Net50*                       Seeks long-term growth of         Munder Capital
                                     capital.*                         Management*
 Van Kampen Emerging Growth          Seeks capital appreciation        Van Kampen Asset Manage-
                                     by investing primarily in         ment Inc.
                                     common stocks of small and
                                     medium-sized companies.
 T. Rowe Price Small Cap             Seeks long-term growth of         T. Rowe Price Associates,
                                     capital by investing              Inc.
                                     primarily in common stocks
                                     of small growth companies.
 Pilgrim Baxter Mid Cap Growth       Seeks capital appreciation.       Pilgrim Baxter & Associ-
                                                                       ates, Ltd.
 Alger Aggressive Growth             Seeks long-term capital           Fred Alger Management,
                                     appreciation.                     Inc.
 Third Avenue Value                  Seeks long-term capital           EQSF Advisers, Inc.
                                     appreciation.
 Value Line Aggressive Growth        Seeks to realize capital          Value Line, Inc.
                                     growth.
 WORLD EQUITY
 GE International Equity             Seeks long-term growth of         GE Asset Management
                                     capital.                          Incorporated
 Janus Global**                      Seeks long-term growth of         Janus Capital Corporation
                                     capital in a manner
                                     consistent with the preserva-
                                     tion of capital.
 Gabelli Global Growth               Seeks to provide investors        Gabelli Asset Management
                                     with appreciation of capital.     Company
 Great Companies -- Global2          Seeks long-term growth of         Great Companies, L.L.C.
                                     capital in a manner
                                     consistent with preservation
                                     of capital.
 GROWTH EQUITY
 Great Companies -- Technology(SM)   Seeks long-term growth of         Great Companies, L.L.C.
                                     capital.
 Janus Growth                        Seeks growth of capital.          Janus Capital Corporation
 LKCM Capital Growth                 Seeks long-term growth of         Luther King Capital
                                     capital through a disciplined     Management Corporation
                                     investment approach focusing
                                     on companies with superior
                                     growth prospects.

Higher            /arrow/            Risk/Reward                   /arrow/                Lower


PORTFOLIO                                         INVESTMENT OBJECTIVE           ADVISER OR SUB-ADVISER
 GROWTH EQUITY (CONTINUED)
 ---------------------------                    ---------------------------      ----------------------
 Goldman Sachs Growth                           Seeks long-term growth of        Goldman Sachs Asset
                                                capital.                         Management
 GE U.S. Equity                                 Seeks long-term growth of        GE Asset Management
                                                capital.                         Incorporated
 Great Companies -- America(SM)                 Seeks long-term growth of        Great Companies, L.L.C.
                                                capital.
 Salomon All Cap                                Seeks capital appreciation.      Salomon Brothers Asset
                                                                                 Management Inc
 Fidelity VIP II Contrafund(R) Portfolio --     Seeks long-term capital          Fidelity Management &
 Service Class 2                                appreciation.                    Research Company
 C.A.S.E. Growth                                Seeks annual growth of           C.A.S.E. Management, Inc.
                                                capital through investment
                                                in companies whose
                                                management, financial
                                                resources and fundamentals
                                                appear attractive on a scale
                                                measured against each
                                                company's present value.
 Dreyfus Mid Cap                                Seeks total investment           The Dreyfus Corporation
                                                returns (including capital
                                                appreciation and income),
                                                which consistently
                                                outperform the S&P 400
                                                Mid Cap Index.
 NWQ Value Equity                               Seeks to achieve maximum,        NWQ Investment Manage-
                                                consistent total return with     ment Company, Inc.
                                                minimum risk to principal.
 Fidelity VIP Equity-Income Portfolio --        Seeks reasonable income.         Fidelity Management &
 Service Class 2                                                                 Research Company
 Fidelity VIP III Growth Opportunities          Seeks to provide capital         Fidelity Management &
 Portfolio -- Service Class 2                   growth.                          Research Company
 BALANCED
 T. Rowe Price Dividend Growth                  Seeks to provide an              T. Rowe Price Associates,
                                                increasing level of dividend     Inc.
                                                income, long-term capital
                                                appreciation, and reasonable
                                                current income, through
                                                investments primarily in
                                                dividend paying stocks.
 Dean Asset Allocation                          Seeks preservation of            Dean Investment Associates
                                                capital and competitive
                                                investment returns.
 LKCM Strategic Total Return                    Seeks to provide current         Luther King Capital
                                                income, long-term growth         Management Corporation
                                                of income and capital
                                                appreciation.

Higher            /arrow/            Risk/Reward                   /arrow/                Lower


PORTFOLIO                                    INVESTMENT OBJECTIVE         ADVISER OR SUB-ADVISER
 BALANCED (CONTINUED)
----------------------------------      ----------------------------     ------------------------
 J.P. Morgan Real Estate Securities     Seeks long-term total            J.P. Morgan Investment
                                        returns from investments         Management Inc.
                                        primarily in equity
                                        securities of real estate
                                        companies.
 Federated Growth & Income              Seeks total return by            Federated Investment
                                        investing in securities that     Counseling
                                        have defensive
                                        characteristics.
 AEGON Balanced                         Seeks preservation of            AEGON USA Investment
                                        capital, reduced volatility,     Management, Inc.
                                        and superior long-term
                                        risk-adjusted returns.
 FIXED-INCOME
 AEGON Bond                             Seeks the highest possible       AEGON USA Investment
                                        current income within the        Management, Inc.
                                        confines of the primary goal
                                        of insuring the protection of
                                        capital.
 CAPITAL PRESERVATION
 J.P. Morgan Money Market               Seeks to obtain maximum          J.P. Morgan Investment
                                        current income consistent        Management Inc.
                                        with preservation of
                                        principal and maintenance
                                        of liquidity.

Higher            /arrow/            Risk/Reward                   /arrow/                Lower




 * Formerly, Goldman Sachs Small Cap. Effective May 1, 2001, the portfolio will be sub-advised by Munder Capital Management. From May 1, 2001 to May 28, 2001, this portfolio will be available for investment only to Contract owners who purchased the Contract before May 1, 2001. Effective May 29, 2001, subject to shareholder approval, this portfolio will have a new investment objective ("seeks to provide long-term capital appreciation"), after which time the portfolio will become available for investment to all Contract owners.
** This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.


     The general public may not purchase these portfolios. Their investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or sub-adviser that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds will be comparable to the portfolios offered by this prospectus.


     THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVE(S). MORE DETAILED INFORMATION MAY BE FOUND IN THE FUND PROSPECTUSES. YOU SHOULD READ THE FUND PROSPECTUSES CAREFULLY BEFORE YOU INVEST.


     We do not guarantee that each portfolio will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable laws, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers.

THE FIXED ACCOUNT



     Purchase payments you allocate and amounts you transfer to the fixed account become part of the general account of Western Reserve. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Accordingly, neither the general account nor any interests in the general account is generally subject to the provisions of the 1933 Act or 1940 Act. Western Reserve has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus which relate to the fixed account.



     We guarantee that the interest credited to the fixed account will not be less than 4% per year. We have no formula for determining fixed account interest rates. We establish the interest rate, at our sole discretion, for each purchase payment or transfer into the fixed account. Rates are guaranteed for at least one year.


     If you select the fixed account, your money will be placed with the other general assets of Western Reserve. All assets in our general account are subject to the general liabilities of our business operations. The amount of money you are able to accumulate in the fixed account during the accumulation period depends upon the total interest credited. The amount of annuity payments you receive during the income phase under a fixed annuity option will remain level for the entire income phase. You may not transfer money between the fixed account and the subaccounts during the income phase.


     When you request a transfer or partial withdrawal from the fixed account, we will account for it on a first-in, first-out ("FIFO") basis, for purposes of crediting your interest. This means that we will take the deduction from the oldest money you have put in the fixed account. You may not make partial withdrawals from the fixed account unless we consent.


     The fixed account is not available in all states. Residents of New Jersey and Washington may not direct or transfer any money to the fixed account.


TRANSFERS


     During the accumulation period, you or your agent/registered representative of record may make transfers from any subaccount as often as you wish. However, if you elect the asset rebalancing program, you may not make any transfers if you want to continue in the program. A transfer would automatically cancel your participation in the asset rebalancing program. We may also limit "substantive" transfers as discussed below.


     Transfers from the fixed account are allowed once each Contract year. We must receive written notice within 30 days after a Contract anniversary. The amount that may be transferred is the greater of: (1) 25% of the dollar amount in the fixed account, or (2) the amount you transferred out of the fixed account in the previous Contract year.


     During the income phase of your Contract, you may transfer values from one subaccount to another. No transfers may be made to or from the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the variable annuity units in the subaccount from which the transfer is being made. We may limit subaccount transfers to one per Contract year.



     The fixed account is not available in all states. Residents of New Jersey and Washington may not transfer any of their Contract value to the fixed account.


     Transfers may be made by telephone or fax, subject to limitations described under Telephone or Fax Transactions on page 24.


     If you make more than 12 transfers from the subaccounts in any Contract year, we will charge you $10 for each additional transfer you make during that year.


     Transfers to and from the subaccounts will be processed based on the accumulation unit values determined at the end of the business day on which we receive your written, telephoned, or faxed request at our adminstrative office, provided we receive your request at our administrative office before the close of our business day (usually 4:00 p.m. Eastern Time). If we receive your request at our administrative office after the close of our business day, we will process the transfer request using the accumulation unit value for the next business day.


     The Contract you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying portfolio and increase transaction costs. We reserve the right to reject any purchase payment or transfer request from any person if, in our judgment, the payment or transfer or series of transfers would have a negative impact on a portfolio's operations or if a portfolio would reject our purchase order. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege.



     We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.


DOLLAR COST AVERAGING PROGRAM



     Dollar cost averaging allows you to transfer systematically a specific amount each month from the fixed account, the WRL J.P. Morgan Money Market subaccount, the WRL AEGON Bond subaccount or any combination of these accounts to a different subaccount. You may specify the dollar amount to be transferred monthly; however, you must transfer a total of $1,000 monthly ($500 for New Jersey residents). To qualify, a minimum of $25,000 must be in each subaccount from which we make transfers.

     There is no charge for this program. These transfers do count towards the 12 free transfers allowed during each Contract year.


     If you make dollar cost averaging transfers from the fixed account, each month you may transfer no more than 1/10th of the dollar amount in the fixed account on the date you start dollar cost averaging.

     By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the portfolios only when the price is high. Dollar cost averaging does not guarantee a profit and it does not protect you from loss if market prices decline.


     We reserve the right to discontinue offering dollar cost averaging 30 days after we send notice to you. Dollar cost averaging is not available if you have elected the asset rebalancing program or if you elect to participate in any asset allocation service provided by a third party.


ASSET REBALANCING PROGRAM



     During the accumulation period you can instruct us to rebalance automatically the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the dollar cost averaging program, if you elect to participate in any asset allocation service provided by a third party or if you request any other transfer. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.


     To qualify for asset rebalancing, a minimum annuity value of $25,000 for an existing Contract, or a minimum initial purchase payment of $25,000 for a new Contract, is required. Asset rebalancing does not guarantee gains, nor does it assure that any subaccount will not have losses.


     There is no charge for this program. Each reallocation which occurs under asset rebalancing will be counted towards the 12 free transfers allowed during each Contract year.


     We reserve the right to discontinue, modify or suspend the asset rebalancing program at any time.


TELEPHONE OR FAX TRANSACTIONS


     You may make transfers, request partial withdrawals and change the allocation of additional purchase payments by telephone. Telephone withdrawals are not allowed in the following situations:



     o    for qualified Contracts (except IRAs);
     o    if the amount you want to withdraw is greater than $50,000; or
     o    if the address of record has been changed within the past 10 days.



     Upon instructions from you, the registered representative/agent of record for your Contract may also make telephone transfers or partial withdrawals for you. If you do not want the ability to make transfers or partial withdrawals by telephone, you should notify us in writing.


     You may make telephone transfers or partial withdrawals by calling our toll-free number: 1-800-851-9777, Ext. 6538 (Monday - Friday 8:00 a.m. - 7:00
p.m. Eastern Time).

You will be required to provide certain information for identification purposes when you request a transaction by telephone. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine.

     Please use the following fax numbers for the following types of transactions:


     o To request a transfer, please fax your request to us at 727-299-1648. WE WILL NOT BE RESPONSIBLE FOR SAME-DAY PROCESSING OF TRANSFERS IF YOU FAX YOUR TRANSFER REQUEST TO A NUMBER OTHER THAN THIS FAX NUMBER; and
     o To request a partial withdrawal, please fax your request to us at 727-299-1620.


     We will not be responsible for transmittal problems which are not reported to us within five business days. Any reports must be accompanied by proof of the faxed transmittal.


     We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies or there may be interruptions in telephone service beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

     Telephone or fax orders must be received before 4:00 p.m. Eastern Time to assure same-day pricing of the transaction. We may discontinue this option at any time.


THIRD PARTY INVESTMENT SERVICES

     Western Reserve or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ. Such independent third parties may or may not be appointed Western Reserve agents for the sale of Contracts.


     WESTERN RESERVE DOES NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE, SO THAT PERSONS OR FIRMS OFFERING SUCH SERVICES DO SO INDEPENDENT FROM ANY AGENCY RELATIONSHIP THEY MAY HAVE WITH WESTERN RESERVE FOR THE SALE OF CONTRACTS. WESTERN RESERVE, THEREFORE, TAKES NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATIONS AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.


     Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

5. EXPENSES

     There are charges and expenses associated with your Contract that reduce the return on your investment in the Contract. Unless we indicate otherwise, the expenses described below apply only during the accumulation period.

PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS


     During the accumulation period, you can withdraw part or all of the cash value. We will not deduct any withdrawal charges. Cash value is the annuity value less the annual Contract charge and any premium taxes.


MORTALITY AND EXPENSE RISK CHARGE


     We charge a fee as compensation for bearing certain mortality and expense risks under the Contract. Examples include a guarantee of annuity rates, the death benefits, certain Contract expenses, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the Contract. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily net assets that you have invested in each subaccount. This charge is deducted daily from the subaccounts during both the accumulation period and the income phase.



     If this charge does not cover our actual mortality and expense risk costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profits to cover distribution costs.



ADMINISTRATIVE CHARGE


     We deduct an annual administrative charge to cover the costs of administering the Contracts. This charge is assessed daily and is equal to 0.15% per year of the daily net assets that you have invested in each subaccount. This charge is deducted from the subaccounts during both the accumulation period and the income phase.


ANNUAL CONTRACT CHARGE



     We deduct an annual Contract charge of $30 from your annuity value on each Contract anniversary during the accumulation period and at surrender. We deduct this charge from the fixed account and each subaccount in proportion to the amount of annuity value in each account. We deduct the charge to cover our costs of administering the Contract.



TRANSFER CHARGE


     You are allowed to make 12 free transfers per Contract year. If you make more than 12 transfers per Contract year, we charge $10 for each additional transfer. We deduct the charge from the amount transferred. Dollar cost averaging transfers and asset rebalancing are considered transfers. All transfer requests made on the same day are treated as a single request. We deduct the charge to compensate us for the cost of processing the transfer.


LOAN PROCESSING FEE


     If you take a Contract loan, we will impose a $30 loan processing fee. You have the option either to send us a $30 check for this fee or to have us deduct the $30 from the loan amount. This fee is not applicable in all states. This fee covers loan processing and other expenses associated with establishing and administering the loan reserve. Only certain types of qualified Contracts can take Contract loans.



PREMIUM TAXES

     Some states assess premium taxes on the purchase payments you make. A premium tax is a regulatory tax that some states assess on the purchase payments made into a contract. If we should have to pay any premium tax, we may deduct the tax from each purchase payment or from the accumulation unit value as we incur the tax. We may deduct the total amount of premium taxes, if any, from the annuity value when:


     o  you elect to begin receiving annuity payments;
     o  you surrender the Contract;
     o  you request a partial withdrawal; or
     o  a death benefit is paid.



     As of the date of this prospectus, the following states assess a premium tax on all initial and subsequent purchase payments:



     STATE            QUALIFIED CONTRACTS     NONQUALIFIED CONTRACTS
     -----            -------------------     ----------------------
  South Dakota               0.00%                     1.25%



     As of the date of this prospectus, the following states assess a premium tax against the accumulation unit value if you choose an annuity payment option instead of receiving a lump sum distribution:




      STATE            QUALIFIED CONTRACTS     NONQUALIFIED CONTRACTS
      -----            -------------------     ----------------------
  California                  0.50%                     2.35%
  Maine                       0.00%                     2.00%
  Nevada                      0.00%                     3.50%
  West Virginia               1.00%                     1.00%
  Wyoming                     0.00%                     1.00%


FEDERAL, STATE AND LOCAL TAXES



     We may in the future deduct charges from the Contract for any taxes we incur because of the Contract. However, no deductions are being made at the present time.


PORTFOLIO MANAGEMENT FEES


     The value of the assets in each subaccount is reduced by the management fees and expenses paid by the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. You pay these fees and expenses indirectly. A description of these fees and expenses is found in the Annuity Contract Fee Table on page 9 of this prospectus and in the fund prospectuses.

     Our affiliate, AFSG, the principal underwriter for the Contracts, will receive the 12b-1 fees deducted from portfolio assets for providing shareholder support services to the portfolios. We and our affiliates, including the principal underwriter for the Contracts, may receive compensation from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract and may be significant. Some advisers, administrators, distributors or portfolios may pay us (and our affiliates) more than others.

WAIVED CHARGES AND EXPENSES TO EMPLOYEES

     We may waive the annual Contract charge for Contracts sold to large groups of full-time employees of the same employer, including directors, officers and full-time employees of Western Reserve and its affiliates, or other groups where sales to the group reduce our administrative expenses.

6. TAXES

     NOTE: Western Reserve has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances. We believe that the Contract qualifies as an annuity contract for federal income tax purposes and the following discussion assumes it so qualifies. We have included an additional discussion regarding taxes in the SAI.

ANNUITY CONTRACTS IN GENERAL

     Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Code for annuities.

     Simply stated, these rules provide that you will not be taxed on the earnings, if any, on the money held in your annuity Contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract -- qualified or nonqualified (discussed below).

     You will generally not be taxed on increases in the value of your Contract until a distribution occurs -- either as a partial withdrawal, complete surrender or as annuity payments.

     When a non-natural person (e.g., corporations or certain other entities other than tax-qualified trusts) owns a nonqualified Contract, the Contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NONQUALIFIED CONTRACTS

     If you purchase the Contract under an individual retirement annuity, a 403(b) plan, 457 plan, or pension or profit sharing plan, your Contract is referred to as a qualified Contract.

     If you purchase the Contract as an individual and not under a qualified Contract, your Contract is referred to as a nonqualified Contract.


     Because variable annuity contracts provide federal tax deferral whether purchased as a qualified Contract or nonqualified Contract, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a qualified Contract.


     A qualified Contract may be used in connection with the following plans:



     o INDIVIDUAL RETIREMENT ANNUITY (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the Contract. A Roth IRA also allows individuals to make contributions to the Contract, but it does not allow a deduction for contributions. Roth IRA distributions may be tax-free if the owner meets certain rules.




     o TAX-SHELTERED ANNUITY (403(B) PLAN): A 403(b) plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the Contract on a pre-tax basis.




     o CORPORATE PENSION, PROFIT-SHARING AND H.R. 10 PLANS: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the Contract on a pre-tax basis.




     o DEFERRED COMPENSATION PLAN (457 PLAN): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the Contract.



     There are limits on the amount of annual contributions you can make to these plans. Other restrictions may apply. The terms of the plan may limit your rights under a qualified Contract. You should consult your legal counsel or tax advisor if you are considering purchasing a Contract for use with any retirement plan. We have provided more detailed information on these plans and the tax consequences associated with them in the SAI.


PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS -- NONQUALIFIED CONTRACTS



     In general, if you make a partial withdrawal or systematic partial withdrawal from your Contract, the Code treats that withdrawal as first coming from earnings and then from your purchase payments. When you make a partial withdrawal, you are taxed on the amount of the withdrawal that is earnings. When you make a complete surrender, you are generally taxed on the amount that your surrender proceeds exceed your purchase payments, less amounts withdrawn which were not includable in gross income. Loans, pledges and assignments are taxed in the same manner as partial withdrawals and complete surrenders. Different rules apply for annuity payments.



     In the event of a partial withdrawal or systematic partial withdrawal from, or complete surrender of, a nonqualified Contract, we will withhold for tax purposes the minimum amount required by law, unless the owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld.


     The Code also provides that withdrawn earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:


     o    paid on or after the taxpayer reaches age 591/2;

     o    paid after an owner dies;

     o paid if the taxpayer becomes totally disabled (as that term is defined in the Code);
     o paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
     o    paid under an immediate annuity; or
     o    which come from purchase payments made prior to August 14, 1982.


MULTIPLE CONTRACTS


     All nonqualified, deferred annuity contracts entered into after October 21, 1988, that we issue (or our affiliates issue) to the same owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. There may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. You should consult a competent tax advisor before purchasing more than one Contract or other annuity contracts.


DIVERSIFICATION AND DISTRIBUTION REQUIREMENTS



     The Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Qualified and nonqualified Contracts must meet certain distribution requirements upon an owner's death in order to be treated as an annuity contract. A qualified Contract (except a Roth IRA) must also meet certain distribution requirements during the owner's life. These diversification and distribution requirements are discussed in the SAI. We may modify the Contract to attempt to maintain favorable tax treatment.



PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS -- QUALIFIED CONTRACTS


     The above information describing the taxation of nonqualified Contracts does not apply to qualified Contracts. There are special rules that govern qualified Contracts, including rules restricting when amounts can be paid from the Contracts and providing that a penalty tax may be assessed on amounts distributed from the Contract prior to the date you reach age 591/2, unless you meet one of the exceptions to this rule. We have provided more information in the SAI.


     In the case of a partial withdrawal, systematic partial withdrawal, or complete surrender distributed to a participant or beneficiary under a qualifed Contract (other than a

Roth IRA or a qualified Contract under Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the total annuity value. The "investment in the contract" generally equals the portion, if any, of any purchase payments paid by or on behalf of an individual under a Contract which is not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero.


     The Code limits the distribution of purchase payments from certain 403(b) Contracts. Distributions generally can only be made when an owner:


     o    reaches age 591/2;
     o    leaves his/her job;
     o    dies;
     o    becomes disabled (as that term is defined in the Code); or

     o in the case of hardship. However, in the case of hardship, the owner can only partially withdraw the purchase payments and not any earnings.


     Loans from IRAs, defaulted loans from Code Section 401(a) or 403(b) arrangements, and all pledges and assignments of qualified Contracts are taxed in the same manner as withdrawals from such Contracts.



TAXATION OF DEATH BENEFIT PROCEEDS


     We may distribute amounts from the Contract because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:



     o if distributed in a lump sum, these amounts are taxed in the same manner as a complete surrender; or

     o if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.


     For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total purchase payments, less amounts received which were not includable in gross income.


ANNUITY PAYMENTS



     Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified Contracts (other than a Roth IRA, as to which there are special rules), only a portion of the annuity payments you receive will be includable in your gross income.



     The excludable portion of each annuity payment you receive generally will be determined as follows:



     o FIXED PAYMENTS -- by dividing the "investment in the contract" on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.


     o VARIABLE PAYMENTS -- by dividing the "investment in the contract" on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.


     The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

     If we permit you to select more than one annuity payment option, special rules govern the allocation of the Contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax advisor as to the potential tax effects of allocating amounts to any particular annuity payment option.

     If, after the maturity date, annuity payments stop because of an annuitant's death, the excess (if any) of the "investment in the contract" as of the maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last tax return.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF CONTRACTS


     If you transfer your ownership or assign a Contract, designate an annuitant or other beneficiary who is not also the owner, select certain maturity dates, or change annuitants, you may trigger certain income or gift tax consequences that are beyond the scope of this discussion. If you contemplate any such transfer, assignment, selection, or change, you should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

SEPARATE ACCOUNT CHARGES

     It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to you. Although we do not believe that the fees associated with any optional benefit provided under the Contract should be treated as a taxable withdrawal, you should consult your tax advisor prior to selecting any optional benefit under the Contract.


POSSIBLE TAX LAW CHANGES


     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Contract.


7. ACCESS TO YOUR MONEY

PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS


     You can have access to the money in your Contract in several ways:

     o by making a withdrawal (either a partial withdrawal or complete surrender); or

     o  by taking annuity payments.


     If you want to surrender your Contract completely, you will receive cash value, which equals the annuity value of your Contract, minus:


     o  any premium taxes;
     o  any loans; and
     o  the annual Contract charge.



     The cash value will be determined at the accumulation unit value next determined as of the end of the business day (usually 4:00 p.m. Eastern Time) on which we receive your request for partial withdrawal or complete surrender at our administrative office, unless you specify a later date in your request.



     No partial withdrawal is permitted if the withdrawal would reduce the cash value below $25,000. You may not make partial withdrawals from the fixed account unless we consent. Unless you tell us otherwise, we will take the partial withdrawal from each of the investment choices in proportion to the cash value.


     Remember that any partial withdrawal you make will reduce the annuity value. Under some circumstances, a partial withdrawal will reduce the death benefit by more than the dollar amount of the withdrawal. See Section 9, Death Benefit, and the SAI for more details.



     Income taxes, federal tax penalties and certain restrictions may apply to any partial withdrawals or any complete surrender you make.


     We must receive a properly completed surrender request which must contain your original signature. If you live in a community property state, your spouse must also sign the surrender request. We will accept fax or telephone requests for partial withdrawals as long as the withdrawal proceeds are being sent to the address of record. The maximum withdrawal amount you may request by fax or telephone is $50,000.



     When we incur extraordinary expenses, such as wire transfers or overnight mail expenses, for expediting delivery of your partial withdrawal or complete surrender payment, we will deduct that charge from the payment. We charge $25 for a wire transfer and $20 for an overnight delivery ($30 for Saturday delivery).


     For your protection, we will require a signature guarantee for:


     o all requests for partial withdrawals or complete surrenders over $500,000;
     o where the partial withdrawal or surrender proceeds will be sent to an address other than the address of record; or
     o any request for partial withdrawal or complete surrender within 30 days of an address change.

     All signature guarantees must be made by:


     o    a national or state bank;
     o    a member firm of a national stock exchange; or
     o any institution that is an eligible guarantor under SEC rules and regulations.


     Notarization is not an acceptable form of signature guarantee.



     If the Contract's owner is not an individual, additional information may be required. If you own a qualified Contract, the Code may require your spouse to consent to any withdrawal. Other restrictions will apply to Section 403(b) qualified Contracts and Texas Optional Retirement Program Contracts. For more information, call us at 1-800-851-9777, Ext. 6538 (Monday - Friday 8:00 a.m. - 7:00 p.m. Eastern Time).



DELAY OF PAYMENT AND TRANSFERS



     Payment of any amount due from the separate account for a partial withdrawal, a complete surrender, a death benefit, or the death of the owner of a nonqualified Contract, will generally occur within seven days from the date all required information is received by us. We may be permitted to defer such payment from the separate account if:



     o the NYSE is closed for other than usual weekends or holidays or trading on the NYSE is otherwise restricted; or
     o an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
     o    the SEC permits a delay for the protection of owners.


     In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.


     Pursuant to the requirements of certain state laws, we reserve the right to defer payment of transfers, partial withdrawals, complete surrenders and loan amounts from the fixed account for up to six months.


SYSTEMATIC PARTIAL WITHDRAWALS



     During the accumulation period, you can elect to receive regular payments from your Contract by using systematic partial withdrawals. Unless you specify otherwise, we will deduct systematic partial withdrawal amounts from each subaccount (and, if we consent, the fixed account) in proportion to the value each subaccount bears to the annuity value at the time of the partial withdrawal. Payments are made monthly, quarterly, semi-annually or annually, in equal payments of at least $200 ($50 if by direct deposit). Your initial purchase payment, if a new Contract, or your annuity value, if an existing Contract, must equal at least $25,000. We will not process a systematic partial withdrawal if the annuity value for the entire Contract would be reduced below $25,000. No systematic partial withdrawals are permitted from the fixed account without our prior consent.


     There is no charge for taking systematic partial withdrawals. You may stop systematic partial withdrawals at any time, but we must receive written notice at least 30 days prior to the date systematic partial withdrawals are to be discontinued. We reserve the right to discontinue offering systematic partial withdrawals 30 days after we send you written notice.


     Income taxes, federal tax penalties and other restrictions may apply to any systematic partial withdrawal you receive.



CONTRACT LOANS FOR CERTAIN QUALIFIED CONTRACTS


     You can take Contract loans during the accumulation period when the Contract has been in force for at least 10 days and:




     o is used in connection with a tax-sheltered annuity plan under Section 403(b) of the Code (limit of one Contract loan per calendar Contract year); or
     o is purchased by a pension, profit-sharing, or other similar plan qualified under section 401(a) of the Code (including Section 401(k) plans - please contact your plan administrator).



     The maximum amount you may borrow against the Contract is the lesser of:


     o    50% of the annuity value; or
     o $50,000 reduced by the highest outstanding loan balance during the one-year period immediately prior to the loan date. However, if the annuity value is less than $20,000, the maximum you may borrow against the Contract is the lesser of 80% of the annuity value or $10,000.



     The minimum loan amount is $1,000 (unless otherwise required by state law). You are responsible for requesting and repaying loans that comply with applicable tax requirements, and other laws, such as the Employment Retirement Income Security Act of 1974 ("ERISA"). In addition, the Department of Labor has issued regulations governing loans taken by plan participants under retirement plans subject to ERISA. These regulations require, in part, that a loan from an ERISA-governed plan be made under an enforceable agreement, charge a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You and your employer are responsible for determining whether your plan is subject to, and complies with, ERISA and the Department of Labor's regulations governing plan loans. Accordingly, you should consult a competent tax advisor before requesting a Contract loan.



     The loan amount will be withdrawn from your investment choices and transferred to the loan reserve. The loan reserve is part of the fixed account and is used as collateral for all Contract loans. We reserve the right to postpone distributing the loan amount from the fixed account for up to six months, if required.


     On each Contract anniversary we will compare the amount of the Contract loan to the amount in the loan reserve. If all Contract loans and unpaid interest due on the loan exceed the amount in the loan reserve, we will withdraw the difference and transfer it to the loan reserve. If the amount of the loan reserve exceeds the amount of the outstanding Contract loan, we will withdraw the difference from the loan reserve and transfer it in accordance with your current purchase payment allocation. We reserve the right to transfer the excess to the fixed account if the amount used to establish the loan reserve was transferred from the fixed account.



     If all Contract loans and unpaid interest due on the loan exceeds the cash value, we will mail to your last known address and to any assignee of record a notice stating the amount due in order to reduce the loan amount so that the loan amount no longer exceeds the cash value. If the excess amount is not paid within 31 days after we mail the notice, the Contract will terminate without value.


     You can repay any Contract loan in full:


     o    while the Contract is in force; and

     o    during the accumulation period.


     NOTE CAREFULLY: If you do not repay your Contract loan, we will subtract the amount of the unpaid loan plus interest from:



    o    the amount of any death benefit proceeds;

    o    the amount we pay upon a partial withdrawal or complete surrender; or
    o    the amount we apply on the maturity date to provide annuity payments.



     You must pay interest on the loan at the rate of 6% per year. We deduct interest in arrears. Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 4%. Principal and interest must be repaid:


     o    in level quarterly or monthly payments over a 5-year period; or
     o over a 10, 15 or 20-year period, if the loan is used to buy your principal residence.


     An extended repayment period cannot go beyond the year you turn 701/2.



     If:
        o a repayment is not received within 31 days from the original due date;

  Then:
        o a distribution of all Contract loans and unpaid accrued interest, and applicable charges, will take place.


     This distribution will be reported as taxable to the Internal Revenue Service, may be subject to income and penalty tax, and may cause the Contract to not qualify under Section 403(b) of the Code.


     You may fax your loan request to us at 727-299-1620.


     The loan date is the date we process the loan request. We charge a $30 fee to cover loan processing and expenses associated with establishing and administering the loan reserve

(not applicable in all states). For your protection, we will require a signature guarantee for any loan request within 30 days of an address change. We reserve the right to limit the number of Contract loans to one per Contract year.


     Contract loans may not be available in all states.

8. PERFORMANCE

     We periodically advertise performance of the subaccounts and investment portfolios. We may disclose at least four different kinds of performance.


     First, we may disclose standardized total return figures for the subaccounts that reflect the deduction of all charges assessed during the accumulation period under the Contract, including the mortality and expense charge, the administrative charge and the annual Contract charge. THESE FIGURES ARE BASED ON THE ACTUAL HISTORICAL PERFORMANCE OF THE SUBACCOUNTS INVESTING IN THE UNDERLYING PORTFOLIOS SINCE THEIR INCEPTION, ADJUSTED TO REFLECT CURRENT CONTRACT CHARGES.


     Second, we may disclose total return figures on a non-standardized basis. This means that the data may be presented for different time periods and different dollar amounts. We will only disclose non-standardized performance data if it is accompanied by standardized total return data.

     Third, we may present historic performance data for the portfolios since their inception reduced by some or all fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.


     Fourth, we may include in our advertising and sales materials, tax-deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets.

     The Series Fund prospectus presents the total return of certain existing SEC-registered funds that are managed by sub-advisers to the Series Fund portfolios. These funds have investment objectives, policies and strategies that are substantially similar to those of certain portfolios. We call the funds the "Similar Sub-Adviser Funds." None of the fees and charges under the Contract has been deducted from the performance data of the Similar Sub-Adviser Funds. If Contract fees and charges were deducted, the investment returns would be lower. The similar Sub-Adviser Funds are not available for investment under the Contract.

     Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

9. DEATH BENEFIT

PAYMENTS ON DEATH

     We will pay a death benefit to your beneficiary, under certain circumstances, if you are both an owner and annuitant, and you die during the accumulation period. The beneficiary may choose to receive payment under a life annuity payment option; to continue the Contract in the accumulation period for a specified number of years; or to receive a lump sum distribution.


     BEFORE THE MATURITY DATE. Payment of a death benefit depends on the status of the person who dies, as shown below:




        PERSON WHO DIES BEFORE MATURITY DATE                             BENEFIT
        ------------------------------------                             -------
 If an owner and an annuitant are the SAME         Then, the death benefit will be paid to
 person, and that person dies:                     beneficiary,(1)(2) or the surviving spouse may, in
                                                   some cases, continue the Contract.(3)
 If the surviving spouse who continued the         Then, we pay the death benefit to the
 Contract dies:                                    beneficiaries, if surviving, otherwise to the
                                                   surviving spouse's estate.
 If an owner and the annuitant are NOT the         Then, the owner becomes the annuitant and the
 same person, and the annuitant dies first:        Contract continues.
 If an owner and the annuitant are NOT the same    Then, the successor owner (1)(4)(5)(6) named by
 person, and the owner dies first:                 the deceased owner receives the cash value.



(1) The Code requires that payment to the beneficiaries or successor owners be made in a certain manner and within certain strict timeframes. We discuss these timeframes in Alternate Payment Elections Before the Maturity Date below.
(2) If neither the surviving spouse nor any other beneficiary is alive on the death report day, then the death benefit is paid to the owner's estate. If the sole beneficiary was living on the owner's date of death but died before the death report day, the death benefit is paid to the owner's estate, not to the beneficiary's estate.
(3) If the only beneficiary is an owner's surviving spouse, then the surviving spouse may elect to continue the Contract as the new owner and annuitant. On the surviving spouse's death, we will pay the death benefit under the terms of the Contract to the contingent beneficiaries, if surviving, otherwise to the surviving spouse's estate.
(4) If the successor owner is alive and is the owner's surviving spouse, then the Contract will continue indefinitely with the spouse as the new owner.
(5) If the successor owner is alive, but is not the owner's spouse at the time of death, then the successor owner is entitled to receive the cash value in the manner and within the timeframes discussed below in Alternate Payment Elections Before the Maturity Date.
(6) If no successor owner is alive, the owner's estate will become the new owner and the cash value must be distributed within 5 years of the former owner's death.

     Different rules apply if the owner is not a natural person. Please consult the SAI, your Contract or your agent for more details.

     AFTER THE MATURITY DATE. The death benefit paid after the start of annuity payments depends upon the annuity option you selected. See Fixed Annuity Payment Options and Variable Annuity Payment Options on pages 14 and 15. Not all payment options provide for a death benefit.


     If an annuitant dies on or after the start of annuity payments, the remaining portion of any interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the annuitant's death.


AMOUNT OF DEATH BENEFIT DURING THE ACCUMULATION PERIOD


     Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum; as substantially equal payments while the Contract continues in the accumulation period for a specified number of years; or as annuity payments, but in all events will be paid in accordance with any applicable federal and state laws, rules and regulations.


     If an owner who is the annuitant dies during the accumulation period and if a death benefit is payable, the death benefit will be the greatest of the following:


     o    the annuity value of your Contract on the death report day;


     o the total purchase payments you make to the Contract, reduced by any partial withdrawals, credited with 5% on each Contract anniversary (until you turn age 80), up to a maximum of 200% of total purchase payments less withdrawals. (Please note that the 5% credit is not available in all states); or


     o the highest annuity value on any Contract anniversary between May 1, 2000 or your Contract date (as shown on your Contract schedule page), if later, and the earlier of:

     o    the annuitant's date of death; or
     o    the Contract anniversary nearest the annuitant's 80th birthday.


     The highest annuity value will be increased by purchase payments made and decreased by adjusted partial withdrawals taken following the Contract anniversary date with the highest annuity value. The adjusted partial withdrawal is equal to (a) times (b) where:
     o (a) is the ratio of the death benefit to the annuity value, calculated on the date the partial withdrawal is processed, but prior to the processing; and

     o    (b) is the amount of the partial withdrawal.


ALTERNATE PAYMENT ELECTIONS BEFORE THE MATURITY DATE


     The beneficiary may elect to receive the death benefit in a lump sum payment or to receive payment:


     1. within 5 years of the date of the owner's death;
     2. as substantially equal payments over a specific number of years, not to exceed the beneficiary's life expectancy, with payments starting within one year of the owner's death; or
     3. under a life annuity payout option, with payments starting within one year of the owner's death.


     Multiple beneficiaries may choose individually among any of the three options.


     If the beneficiary chooses 1 or 2 above, this Contract remains in effect and remains in the accumulation period until it terminates at the end of the elected period. The death benefit becomes the new annuity value. If the beneficiary chooses 3 above, the Contract remains in effect, but moves into the annuity phase with the beneficiary receiving payments under a life annuity payout option. Special restrictions apply to 1 above. See the SAI for more details.

     These Alternate Payment Elections do not apply if the sole beneficiary (or successor owner) is the surviving spouse who continues the Contract. These Alternate Payment Elections do apply when we pay the cash value to the successor owner on the death of an owner who is not the annuitant.

When an owner who is not the annuitant dies, we do not increase the annuity value to equal the death benefit.

10. OTHER INFORMATION

OWNERSHIP

     You, as owner of the Contract, exercise all rights under the Contract, including the right to transfer of ownership (subject to any assignee or irrevocable beneficiary's consent). You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

ANNUITANT

The annuitant is the person named in the application to receive annuity payments. If no person is named, the owner will be the annuitant. As of the maturity date, and upon our agreement, the owner may change the annuitant or, if either annuity Option C or Option E has been selected, add a joint annuitant. On the maturity date, the annuitant(s) will become the payee(s) and receive the annuity payments.

BENEFICIARY

The beneficiary is the person who receives the death benefit when an owner who is also the annuitant dies. You may change the beneficiary during the lifetime of the annuitant, subject to the rights of any irrevocable beneficiary. Any change must be made in writing and received by us at our administrative office and, if accepted, will be effective as of the date on which the request was signed by the owner. Prior to the maturity date, if the owner who is the annuitant dies, and no beneficiary is alive on the death report day, the owner's estate will be the beneficiary. In the case of certain qualified Contracts, the Treasury Regulations prescribe certain limitations on the designation of a beneficiary. See the SAI for more details on the beneficiary.

ASSIGNMENT

     You can also assign the Contract any time prior to the maturity date. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign a qualified Contract and such assignments may be subject to tax penalties and taxed as distributions under the Code.

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

     Western Reserve was incorporated under the laws of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is wholly owned by First AUSA Life Insurance Company, a stock life insurance company which is wholly owned indirectly by AEGON USA, Inc. ("AEGON USA"), which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Western Reserve is licensed in the District of Columbia, Guam, Puerto Rico and in all states except New York.

THE SEPARATE ACCOUNT



     Western Reserve established a separate account, called the WRL Series Annuity Account, under the laws of the State of Ohio on April 12, 1988. The separate account is divided into subaccounts, each of which invests exclusively in shares of a mutual fund portfolio. Currently, there are 32 subaccounts offered through this Contract. Western Reserve may add, delete or substitute subaccounts or investments held by the subaccounts, and reserves the right to change the investment objective of any subaccount, subject to applicable law as described in the SAI. In addition, the separate account may be used for other variable annuity contracts issued by Western Reserve.


     The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the contracts of the separate account or Western Reserve.



     The assets of the separate account are held in Western Reserve's name on behalf of the separate account and belong to Western Reserve. However, the assets underlying the Contracts are not chargeable with liabilities arising out of any other business Western Reserve may conduct. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to the income, gains and losses from any other of our accounts or subaccounts.



     Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains a web site (www.sec.gov) that contains other information regarding the separate account.


EXCHANGES


     You can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old contract, and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income tax, and penalty tax, on the exchange. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).



VOTING RIGHTS


     Western Reserve will vote all shares of the portfolios in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in accordance with those instructions. We will vote shares for which no timely instructions were received in the same proportion as the voting instructions we received. However, if we determine that we are permitted to vote the shares in our own right, we may do so. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio. More information on voting rights is provided in the SAI.


DISTRIBUTION OF THE CONTRACTS

     AFSG is the principal underwriter of the Contracts. Like Western Reserve, it is an indirect wholly owned subsidiary of AEGON USA. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. (the "NASD"). More information about AFSG is available at www.nasdr.com or by calling 1-800-289-9999.


     AFSG will receive the 12b-1 fees assessed against the Fidelity VIP Funds' shares held for the Contracts as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP Funds held for the Contracts as compensation for providing certain recordkeeping services.


     The Contracts are offered to the public through broker/dealers licensed under the federal securities laws and state insurance laws and who have entered into written sales agreements with AFSG, including InterSecurities, Inc., Transamerica Capital, Inc. and Transamerica Financial Resources, Inc., all affiliates of Western Reserve. We will generally pay broker/dealers sales commissions in an amount up to 0.75% of purchase payments. In addition, broker/dealers may receive commissions on an ongoing basis of up to 0.75% of the annuity value in each Contract year, starting at the end of the first quarter of the second Contract year, provided the Contract has an annuity value of $25,000 or more in the subaccounts. These commissions are not deducted from purchase payments. Subject to applicable federal and state laws and regulations, Western Reserve may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker/dealers for their sale of the Contracts.

     To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literatures, and similar services.

     We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on sales of the Contracts, including other sales incentives, are not directly charged to Contract owners or the separate account.

     We offer the Contracts on a continuous basis. We anticipate continuing the offering of the Contracts. However, we reserve the right to discontinue the offering at any time.


NON-PARTICIPATING CONTRACT

     The Contract does not participate or share in the profits or surplus earnings of Western Reserve. No dividends are payable on the Contract.

VARIATIONS IN CONTRACT PROVISIONS


     Certain provisions of the Contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your Contract for variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.


     The fixed account is not available in all states. Residents of New Jersey and Washington may not direct or transfer any money to the fixed account.


IMSA


     We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.



LEGAL PROCEEDINGS


     Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG's ability to perform under its principal underwriting agreement or on Western Reserve's ability to meet its obligations under the Contract.



FINANCIAL STATEMENTS


     The financial statements of Western Reserve and the separate account are included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



                         Definitions of Special Terms
                         The Contract -- General Provisions
                         Certain Federal Income Tax Consequences
                         Investment Experience
                         Historical Performance Data
                         Published Ratings
                         Administration
                         Records and Reports
                         Distribution of the Contracts
                         Other Products
                         Custody of Assets
                         Legal Matters
                         Independent Auditors
                         Other Information
                         Financial Statements



           Inquiries and requests for an SAI should be directed to:


                         Western Reserve Life

                         Administrative Office
                         Attention: Annuity Department
                         P.O. Box 9051
                         Clearwater, Florida 33758-9051
                         1-800-851-9777, Ext. 6538
                         (Monday - Friday 8:00 a.m. - 7:00 p.m. Eastern Time)

APPENDIX A
CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables. The number of accumulation units combines the units outstanding for four variable annuity contracts issued by Western Reserve with subaccount classes that deduct a 1.40% separate account annual expense.




                      WRL J.P. MORGAN MONEY MARKET SUBACCOUNT
                                                                   NUMBER OF
                              ACCUMULATION                        ACCUMULATION
                             UNIT VALUE AT      ACCUMULATION         UNITS
                              BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                 PERIOD        END OF PERIOD     END OF PERIOD
 12/03/1992(1) - 12/31/1992     $10.000           $10.009               10,000
 12/31/1993                     $10.009           $10.110              869,019
 12/31/1994                     $10.110           $10.319            2,765,589
 12/31/1995                     $10.319           $10.728            2,658,931
 12/31/1996                     $10.728           $11.119            5,253,582
 12/31/1997                     $11.119           $11.546            5,382,846
 12/31/1998                     $11.546           $11.989            7,839,228
 12/31/1999                     $11.989           $12.396           21,724,144
 12/31/2000                     $12.396           $12.971           15,661,242

                             WRL AEGON BOND SUBACCOUNT
                                                                   NUMBER OF
                             ACCUMULATION                        ACCUMULATION
                            UNIT VALUE AT      ACCUMULATION         UNITS
                             BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                PERIOD        END OF PERIOD     END OF PERIOD
 12/03/1992(1) - 12/31/1992     $10.000           $10.136              10,000
 12/31/1993                     $10.136           $11.330           1,524,761
 12/31/1994                     $11.330           $10.400           1,693,632
 12/31/1995                     $10.400           $12.613           2,598,178
 12/31/1996                     $12.613           $12.455           3,055,305
 12/31/1997                     $12.455           $13.407           4,801,744
 12/31/1998                     $13.407           $14.452           6,350,826
 12/31/1999                     $14.452           $13.832           6,280,541
 12/31/2000                     $13.832           $15.125           5,244,630




                            WRL JANUS GROWTH SUBACCOUNT
                                                                  NUMBER OF
                             ACCUMULATION                        ACCUMULATION
                            UNIT VALUE AT      ACCUMULATION         UNITS
                             BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                PERIOD        END OF PERIOD     END OF PERIOD
 12/03/1992(1) - 12/31/1992     $10.000           $10.240             10,000
 12/31/1993                     $10.240           $10.499          8,326,400
 12/31/1994                     $10.499           $ 9.493         11,839,096
 12/31/1995                     $ 9.493           $13.771         14,387,637
 12/31/1996                     $13.771           $16.019         19,832,582
 12/31/1997                     $16.019           $18.568         23,272,252
 12/31/1998                     $18.568           $30.116         27,434,976
 12/31/1999                     $30.116           $47.419         32,275,260
 12/31/2000                     $47.419           $33.226         34,641,646

                          WRL JANUS GLOBAL SUBACCOUNT(2)
                                                                     NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
 12/03/1992(1) - 12/31/1992     $10.000           $10.151              25,000
 12/31/1993                     $10.151           $13.518           2,212,212
 12/31/1994                     $13.518           $13.364           7,170,632
 12/31/1995                     $13.364           $16.217           6,903,573
 12/31/1996                     $16.217           $20.428          11,159,128
 12/31/1997                     $20.428           $23.921          15,530,666
 12/31/1998                     $23.921           $30.669          17,104,721
 12/31/1999                     $30.669           $51.748          18,875,171
 12/31/2000                     $51.748           $42.074          20,629,370




                    WRL LKCM STRATEGIC TOTAL RETURN SUBACCOUNT
                                                                  NUMBER OF
                             ACCUMULATION                        ACCUMULATION
                            UNIT VALUE AT      ACCUMULATION         UNITS
                             BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                PERIOD        END OF PERIOD     END OF PERIOD
 3/01/1993(1) - 12/31/1993     $10.000           $11.243            2,518,263
 12/31/1994                    $11.243           $11.027            6,504,999
 12/31/1995                    $11.027           $13.555            7,498,916
 12/31/1996                    $13.555           $15.372           12,770,554
 12/31/1997                    $15.372           $18.471           15,124,297
 12/31/1998                    $18.471           $19.969           16,461,563
 12/31/1999                    $19.969           $22.069           16,136,973
 12/31/2000                    $22.069           $20.943           14,888,714

                    WRL VAN KAMPEN EMERGING GROWTH SUBACCOUNT
                                                                      NUMBER OF
                                 ACCUMULATION                        ACCUMULATION
                                UNIT VALUE AT      ACCUMULATION         UNITS
                                 BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                    PERIOD        END OF PERIOD     END OF PERIOD
 3/01/1993(1) - 12/31/1993     $10.000           $12.354               2,059,530
 12/31/1994                    $12.354           $11.286               5,547,915
 12/31/1995                    $11.286           $16.337               6,434,051
 12/31/1996                    $16.337           $19.152               9,376,917
 12/31/1997                    $19.152           $22.938              11,279,603
 12/31/1998                    $22.938           $31.063              12,278,821
 12/31/1999                    $31.063           $62.846              14,178,995
 12/31/2000                    $62.846           $54.586              16,201,070




                      WRL ALGER AGGRESSIVE GROWTH SUBACCOUNT
                                                                   NUMBER OF
                             ACCUMULATION                        ACCUMULATION
                            UNIT VALUE AT      ACCUMULATION         UNITS
                             BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                PERIOD        END OF PERIOD     END OF PERIOD
 3/01/1994(1) - 12/31/1994     $10.000           $ 9.782           1,165,716
 12/31/1995                    $ 9.782           $13.313           4,538,244
 12/31/1996                    $13.313           $14.500           6,954,084
 12/31/1997                    $14.500           $17.766           9,141,315
 12/31/1998                    $17.766           $26.048          10,807,100
 12/31/1999                    $26.048           $43.416          13,252,453
 12/31/2000                    $43.416           $29.399          16,289,378

                          WRL AEGON BALANCED SUBACCOUNT
                                                                   NUMBER OF
                             ACCUMULATION                        ACCUMULATION
                            UNIT VALUE AT      ACCUMULATION         UNITS
                             BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                PERIOD        END OF PERIOD     END OF PERIOD
                            C>
 3/01/1994(1) - 12/31/1994     $10.000           $ 9.339            849,727
 12/31/1995                    $ 9.339           $11.032          1,456,512
 12/31/1996                    $11.032           $12.045          2,385,500
 12/31/1997                    $12.045           $13.909          3,156,354
 12/31/1998                    $13.909           $14.666          4,024,017
 12/31/1999                    $14.666           $14.900          4,467,001
 12/31/2000                    $14.900           $15.549          4,475,563




                     WRL FEDERATED GROWTH & INCOME SUBACCOUNT
                                                                  NUMBER OF
                            ACCUMULATION                        ACCUMULATION
                           UNIT VALUE AT      ACCUMULATION         UNITS
                            BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                               PERIOD        END OF PERIOD     END OF PERIOD
 3/01/1994(1) - 12/31/1994     $10.000           $ 9.453            400,544
 12/31/1995                    $ 9.453           $11.676            863,789
 12/31/1996                    $11.676           $12.853          1,553,811
 12/31/1997                    $12.853           $15.799          2,315,992
 12/31/1998                    $15.799           $16.055          3,248,069
 12/31/1999                    $16.055           $15.127          3,023,724
 12/31/2000                    $15.127           $19.267          3,892,691

                       WRL DEAN ASSET ALLOCATION SUBACCOUNT
                                                                 NUMBER OF
                           ACCUMULATION                        ACCUMULATION
                          UNIT VALUE AT      ACCUMULATION         UNITS
                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                              PERIOD        END OF PERIOD     END OF PERIOD
 1/03/1995(1) - 12/31/1995     $10.000           $11.843          6,104,685
 12/31/1996                    $11.843           $13.363          9,397,631
 12/31/1997                    $13.363           $15.363         12,633,177
 12/31/1998                    $15.363           $16.411         14,496,370
 12/31/1999                    $16.411           $15.270         10,938,985
 12/31/2000                    $15.270           $17.649          7,316,935




                          WRL C.A.S.E. GROWTH SUBACCOUNT
                                                                   NUMBER OF
                             ACCUMULATION                        ACCUMULATION
                            UNIT VALUE AT      ACCUMULATION         UNITS
                             BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                PERIOD        END OF PERIOD     END OF PERIOD
 5/01/1996(1) - 12/31/1996     $10.000           $10.773         1,164,233
 12/31/1997                    $10.773           $12.220         2,618,284
 12/31/1998                    $12.220           $12.348         3,043,446
 12/31/1999                    $12.348           $16.297         3,137,092
 12/31/2000                    $16.297           $12.741         3,050,823

                         WRL NWQ VALUE EQUITY SUBACCOUNT
                                                                  NUMBER OF
                            ACCUMULATION                        ACCUMULATION
                           UNIT VALUE AT      ACCUMULATION         UNITS
                            BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                               PERIOD        END OF PERIOD     END OF PERIOD
 5/01/1996(1) - 12/31/1996     $10.000           $11.213         2,118,820
 12/31/1997                    $11.213           $13.827         7,035,132
 12/31/1998                    $13.827           $12.983         7,102,945
 12/31/1999                    $12.983           $13.820         5,579,088
 12/31/2000                    $13.820           $15.698         5,063,664




                      WRL GE INTERNATIONAL EQUITY SUBACCOUNT
                                                                  NUMBER OF
                            ACCUMULATION                        ACCUMULATION
                           UNIT VALUE AT      ACCUMULATION         UNITS
                            BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                               PERIOD        END OF PERIOD     END OF PERIOD
 1/02/1997(1) - 12/31/1997     $10.000           $10.601          1,050,984
 12/31/1998                    $10.601           $11.797          1,642,437
 12/31/1999                    $11.797           $14.536          1,407,842
 12/31/2000                    $14.536           $12.184          1,768,548




                          WRL GE U.S. EQUITY SUBACCOUNT
                                                                  NUMBER OF
                            ACCUMULATION                        ACCUMULATION
                           UNIT VALUE AT      ACCUMULATION         UNITS
                            BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                               PERIOD        END OF PERIOD     END OF PERIOD
 1/02/1997(1) - 12/31/1997     $10.000           $12.526          2,141,414
 12/31/1998                    $12.526           $15.177          4,840,127
 12/31/1999                    $15.177           $17.721          6,781,197
 12/31/2000                    $17.721           $17.336          7,666,254

                        WRL THIRD AVENUE VALUE SUBACCOUNT
                                                                   NUMBER OF
                             ACCUMULATION                        ACCUMULATION
                            UNIT VALUE AT      ACCUMULATION         UNITS
                             BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                PERIOD        END OF PERIOD     END OF PERIOD
 1/02/1998(1) - 12/31/1998     $10.000           $ 9.187           1,025,234
 12/31/1999                    $ 9.187           $10.483             968,035
 12/31/2000                    $10.483           $14.004           4,130,688




                WRL J.P. MORGAN REAL ESTATE SECURITIES SUBACCOUNT
                                                                  NUMBER OF
                            ACCUMULATION                        ACCUMULATION
                           UNIT VALUE AT      ACCUMULATION         UNITS
                            BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                               PERIOD        END OF PERIOD     END OF PERIOD
 5/01/1998(1) - 12/31/1998     $10.000           $ 8.427           157,193
 12/31/1999                    $ 8.427           $ 7.996           203,365
 12/31/2000                    $ 7.996           $10.220         1,056,274




                       WRL GOLDMAN SACHS GROWTH SUBACCOUNT
                                                                   NUMBER OF
                             ACCUMULATION                        ACCUMULATION
                            UNIT VALUE AT      ACCUMULATION         UNITS
                             BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                PERIOD        END OF PERIOD     END OF PERIOD
 5/03/1999(1) - 12/31/1999     $10.000           $11.640             503,875
 12/31/2000                    $11.640           $10.558           1,148,171

                          WRL MUNDER NET50 SUBACCOUNT(3)
                                                                 NUMBER OF
                           ACCUMULATION                        ACCUMULATION
                          UNIT VALUE AT      ACCUMULATION         UNITS
                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                              PERIOD        END OF PERIOD     END OF PERIOD
 5/03/1999(1) - 12/31/1999     $10.000           $11.631         166,378
 12/31/2000                    $11.631           $11.438         411,613




                   WRL T. ROWE PRICE DIVIDEND GROWTH SUBACCOUNT
                                                                   NUMBER OF
                             ACCUMULATION                        ACCUMULATION
                            UNIT VALUE AT      ACCUMULATION         UNITS
                             BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                PERIOD        END OF PERIOD     END OF PERIOD
 5/03/1999(1) - 12/31/1999     $10.000           $9.173              691,875
 12/31/2000                    $ 9.173           $9.938            1,122,878




                      WRL T. ROWE PRICE SMALL CAP SUBACCOUNT
                                                                  NUMBER OF
                            ACCUMULATION                        ACCUMULATION
                           UNIT VALUE AT      ACCUMULATION         UNITS
                            BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                               PERIOD        END OF PERIOD     END OF PERIOD
 5/03/1999(1) - 12/31/1999     $10.000           $13.719            359,295
 12/31/2000                    $13.719           $12.385          1,163,345




                          WRL SALOMON ALL CAP SUBACCOUNT
                                                                 NUMBER OF
                           ACCUMULATION                        ACCUMULATION
                          UNIT VALUE AT      ACCUMULATION         UNITS
                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                              PERIOD        END OF PERIOD     END OF PERIOD
 5/03/1999(1) - 12/31/1999     $10.000           $11.449           425,168
 12/31/2000                    $11.449           $13.356         4,108,412

                   WRL PILGRIM BAXTER MID CAP GROWTH SUBACCOUNT
                                                                 NUMBER OF
                            ACCUMULATION                        ACCUMULATION
                           UNIT VALUE AT      ACCUMULATION         UNITS
                            BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                               PERIOD        END OF PERIOD     END OF PERIOD
 5/03/1999(1) - 12/31/1999     $10.000           $17.633           1,452,014
 12/31/2000                    $17.633           $14.885           9,146,628




                          WRL DREYFUS MID CAP SUBACCOUNT
                                                                   NUMBER OF
                             ACCUMULATION                        ACCUMULATION
                            UNIT VALUE AT      ACCUMULATION         UNITS
                             BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                PERIOD        END OF PERIOD     END OF PERIOD
 5/03/1999(1) - 12/31/1999     $10.000           $10.620           209,699
 12/31/2000                    $10.620           $11.825           902,381




                   WRL VALUE LINE AGGRESSIVE GROWTH SUBACCOUNT
                                                                   NUMBER OF
                             ACCUMULATION                        ACCUMULATION
                            UNIT VALUE AT      ACCUMULATION         UNITS
                             BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                PERIOD        END OF PERIOD     END OF PERIOD
 5/01/2000(1) - 12/31/2000     $10.000           $8.945            419,760




                   WRL GREAT COMPANIES -- AMERICA(SM) SUBACCOUNT
                                                                   NUMBER OF
                             ACCUMULATION                        ACCUMULATION
                            UNIT VALUE AT      ACCUMULATION         UNITS
                             BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                PERIOD        END OF PERIOD     END OF PERIOD
 5/01/2000(1) - 12/31/2000     $10.000           $11.273           5,577,063

                  WRL GREAT COMPANIES -- TECHNOLOGY(SM) SUBACCOUNT
                                                                  NUMBER OF
                            ACCUMULATION                        ACCUMULATION
                           UNIT VALUE AT      ACCUMULATION         UNITS
                            BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                               PERIOD        END OF PERIOD     END OF PERIOD
 5/01/2000(1) - 12/31/2000     $10.000           $6.677           2,786,341




                    WRL GREAT COMPANIES -- GLOBAL(2) SUBACCOUNT
                                                                  NUMBER OF
                             ACCUMULATION                        ACCUMULATION
                            UNIT VALUE AT      ACCUMULATION         UNITS
                             BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                PERIOD        END OF PERIOD     END OF PERIOD
 9/01/2000(1) - 12/31/2000     $10.000           $8.504            363,592




                       WRL GABELLI GLOBAL GROWTH SUBACCOUNT
                                                                   NUMBER OF
                             ACCUMULATION                        ACCUMULATION
                            UNIT VALUE AT      ACCUMULATION         UNITS
                             BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                PERIOD        END OF PERIOD     END OF PERIOD
 9/01/2000(1) - 12/31/2000     $10.000           $9.055            993,362




                        WRL LKCM CAPITAL GROWTH SUBACCOUNT
                                                                  NUMBER OF
                             ACCUMULATION                        ACCUMULATION
                            UNIT VALUE AT      ACCUMULATION         UNITS
                             BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                PERIOD        END OF PERIOD     END OF PERIOD
 12/01/2000(1) - 12/31/2000     $10.000           $11.177           31,196

  FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO -- SERVICE CLASS 2 SUBACCOUNT
                                                                 NUMBER OF
                           ACCUMULATION                        ACCUMULATION
                          UNIT VALUE AT      ACCUMULATION         UNITS
                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                              PERIOD        END OF PERIOD     END OF PERIOD
                          C>
 5/01/2000(1) - 12/31/2000     $10.000           $8.535          333,333




      FIDELITY VIP II CONTRAFUND(R) PORTFOLIO -- SERVICE CLASS 2 SUBACCOUNT
                                                                   NUMBER OF
                             ACCUMULATION                        ACCUMULATION
                            UNIT VALUE AT      ACCUMULATION         UNITS
                             BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                PERIOD        END OF PERIOD     END OF PERIOD
 5/01/2000(1) - 12/31/2000     $10.000           $9.352            575,608




        FIDELITY VIP EQUITY-INCOME PORTFOLIO -- SERVICE CLASS 2 SUBACCOUNT
                                                                 NUMBER OF
                           ACCUMULATION                        ACCUMULATION
                          UNIT VALUE AT      ACCUMULATION         UNITS
                           BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                              PERIOD        END OF PERIOD     END OF PERIOD
 5/01/2000(1) - 12/31/2000     $10.000           $10.954         251,005



(1) Commencement of operations of these subaccounts.

(2) This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.

(3) Formerly, WRL Goldman Sachs Small Cap. Effective May 1, 2001, the portfolio will be sub-advised by Munder Capital Management. Effective May 29, 2001, subject to shareholder approval, this portfolio will have a new investment objective.

APPENDIX B
HISTORICAL PERFORMANCE DATA
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

STANDARDIZED PERFORMANCE DATA


     We may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance.

     WRL J.P. MORGAN MONEY MARKET SUBACCOUNT. The yield of the WRL J. P. Morgan Money Market subaccount is the annualized income generated by an investment in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period, not including capital changes or income other than investment income, is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but we assume that the income earned is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven days ended December 31, 2000, the yield of the WRL J.P. Morgan Money Market subaccount was 4.86%, and the effective yield was 4.98%.

     OTHER SUBACCOUNTS. The YIELD of a subaccount, other than the WRL J.P. Morgan Money Market subaccount, refers to the annualized income generated by an investment in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

     The TOTAL RETURN of a subaccount assumes that an investment has been held in a subaccount for various periods of time including a period measured from the date the first subaccount investing in the underlying portfolios began operations. When the first subaccount investing in the underlying portfolios has been in operation for 1, 5, and 10 years, the total return for these periods will be provided, adjusted to reflect current subaccount charges. The total return quotations will represent the average annual compounded rates of return of investment of $1,000 in the subaccount as of the last day of each period. We do not show performance for subaccounts in operation for less than 6 months.

     The yield and total return calculations for a subaccount are not reduced by any premium taxes. For additional information regarding yields and total returns, please refer to the SAI.

     Based on the method of calculation described in the SAI, the standardized average annual total returns of the subaccounts for periods from inception of the subaccounts investing in the underlying portfolios to December 31, 2000, and for the one, five and ten-year periods ended December 31, 2000 are shown in Table 1 below. Although the Contract did not exist during the periods shown in Table 1, the returns of the subaccounts shown have been adjusted to reflect current subaccount charges imposed under the Contract. Total returns shown in Table 1 reflect deductions of 1.25% for the mortality and expense risk charge, 0.15% for the administrative charge and $30 for the annual Contract charge. (Based on an average Contract size of $106,522, the annual Contract charge translates into a charge of 0.03%.)

                                                          TABLE 1
                               STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS OF THE SUBACCOUNTS
                                      (TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES: 1.40%)
                                                         1 Year       5 Years     10 Years    Inception of the   Subaccount
                                                          Ended        Ended        Ended       Subaccount to    Inception
 Subaccount                                            12/31/2000   12/31/2000   12/31/2000     12/31/2000(2)     Date(2)
 WRL J.P Morgan Money Market(1)                            4.62%        3.84%        3.15%            3.64%     02/24/1989
 WRL AEGON Bond                                            9.32%        3.67%        6.28%            6.75%     02/24/1989
 WRL Janus Growth                                        (29.95)%      19.23%       17.87%           17.59%     02/24/1989
 WRL Janus Global(3)                                     (18.72)%      20.97%       N/A              19.43%     12/03/1992
 WRL LKCM Strategic Total Return                          (5.13)%       9.06%       N/A               9.86%     03/01/1993
 WRL Van Kampen Emerging Growth                          (13.17)%      27.25%       N/A              24.13%     03/01/1993
 WRL Alger Aggressive Growth                             (32.30)%      17.13%       N/A              17.04%     03/01/1994
 WRL AEGON Balanced                                        4.33%        7.07%       N/A               6.64%     03/01/1994
 WRLFederated Growth & Income                             27.34%       10.51%       N/A              10.03%     03/01/1994
 WRL Dean Asset Allocation                                15.55%        8.27%       N/A               9.92%     01/03/1995
 WRL C.A.S.E. Growth                                     (21.84)%       6.49%       N/A               9.08%     05/01/1995
 WRL NWQ Value Equity                                     13.56%       N/A          N/A              10.11%     05/01/1996
 WRL GE International Equity                             (16.20)%      N/A          N/A               5.05%     01/02/1997
 WRL GE U.S. Equity                                       (2.20)%      N/A          N/A              14.75%     01/02/1997
 WRL Third Avenue Value                                  (33.55)%      N/A          N/A              11.89%     01/02/1998
 WRL J.P. Morgan Real Estate Securities                   27.78%       N/A          N/A               0.79%     05/01/1998
 WRL Goldman Sachs Growth                                 (9.33)%      N/A          N/A               3.29%     05/03/1999
 WRL Munder Net50(4)                                      (1.68)%      N/A          N/A               8.40%     05/03/1999
 WRL T. Rowe Price Dividend Growth                         8.31%       N/A          N/A              (0.40)%    05/03/1999
 WRL T. Rowe Price Small Cap                              (9.75)%      N/A          N/A             (13.72)%    05/03/1999
 WRL Salomon All Cap                                      16.62%       N/A          N/A              19.01%     05/03/1999
 WRL Pilgrim Baxter Mid Cap                              (15.61)%      N/A          N/A              27.04%     05/03/1999
 WRL Dreyfus Mid Cap                                      11.32%       N/A          N/A              10.59%     05/03/1999
 WRL Value Line Aggressive Growth(5)                      N/A          N/A          N/A             (10.56)%    05/01/2000
 WRL Great Companies -- America(SM)(5)                    N/A          N/A          N/A              12.72%     05/01/2000
 WRL Great Companies -- Technology(SM)(5)                 N/A          N/A          N/A             (33.24)%    05/01/2000
 WRL Great Companies -- Global(2)(6)                      N/A          N/A          N/A             N/A         09/01/2000
 WRL Gabelli Global Growth(6)                             N/A          N/A          N/A             N/A         09/01/2000
 WRL LKCM Capital Growth(6)                               N/A          N/A          N/A             N/A         12/01/2000
 Fidelity VIP III Growth Opportunities Portfolio --       N/A          N/A          N/A             (14.66)%    05/01/2000
  Service Class 2(5)
 Fidelity VIP II Contrafund(R) Portfolio --               N/A          N/A          N/A              (6.49)%    05/01/2000
  Service Class 2(5)
 Fidelity VIP Equity-Income Portfolio --                  N/A          N/A          N/A               9.52%     05/01/2000
  Service Class 2(5)



(1) Yield more closely reflects the current earnings of the WRL J.P. Morgan Money Market subaccount than its total return. An investment in the WRL J.P. Morgan Money Market subaccount is not insured or guaranteed by the FDIC. While this subaccount seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.
(2) Refers to the date when the separate account first invested in the underlying portfolios.
(3) This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.
(4) Formerly, WRL Goldman Sachs Small Cap. Effective May 1, 2001, the portfolio will be sub-advised by Munder Capital Management. Effective May 29, 2001, subject to shareholder approval, this portfolio will have a new investment objective.
(5) Not annualized.
(6) We do not show performance for subaccounts with less than 6 months performance.

NON-STANDARDIZED PERFORMANCE DATA


     In addition to the standardized data discussed above, similar performance data for other periods may also be shown.


     We may from time to time also disclose average annual total return or other performance data in non-standardized formats for the subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial withdrawals or annuity payments.


     All non-standardized performance data will be advertised only if the standardized performance data as shown in Table 1 is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.



     ADJUSTED HISTORICAL PERFORMANCE DATA. We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance would include data that precedes the inception dates of the subaccounts investing in the underlying portfolios. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time, based on the portfolio's performance. This data assumes that the subaccounts available under the Contract were in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the Contract. This data is not intended to indicate future performance.

                                     PART B

                     INFORMATION REQUIRED IN A STATEMENT OF
                             ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                            WRL FREEDOM BELLWETHER(R)
                                VARIABLE ANNUITY

                                 Issued through
                           WRL SERIES ANNUITY ACCOUNT

                                   Offered by

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716


This Statement of Additional Information ("SAI") expands upon subjects discussed in the current prospectus for the WRL Freedom Bellwether(R)variable annuity offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the prospectus dated May 1, 2001, by calling 1-800-851-9777, Ext. 6538 (Monday - Friday 8:00 a.m. to 7:00 p.m. Eastern Time), or by writing to the administrative office, Western Reserve Life, Annuity Department, P. O. Box 9051, St. Petersburg, Florida 33758-9051. The prospectus sets forth information that a prospective investor should know before investing in a Contract. Terms used in the current prospectus for the Contract are incorporated in this SAI.


THIS SAI IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT AND THE WRL SERIES ANNUITY ACCOUNT.


                               DATED: MAY 1, 2001

WRL00029-5/2001

                                TABLE OF CONTENTS
                                                                        PAGE
                                                                        ----

DEFINITIONS OF SPECIAL TERMS............................................. 1

THE CONTRACT--GENERAL PROVISIONS..........................................3
  Owner.................................................................. 3
  Entire Contract........................................................ 3
  Misstatement of Age or Gender.......................................... 3
  Addition, Deletion or Substitution of Investments...................... 3
  Annuity Payment Options................................................ 4
  Death Benefit.......................................................... 4
  Assignment............................................................. 5
  Proof of Age, Gender and Survival...................................... 6
  Non-Participating...................................................... 6
  Employee and Agent Purchases........................................... 6

CERTAIN FEDERAL INCOME TAX CONSEQUENCES.................................. 6
  Tax Status of the Contract............................................. 6
  Taxation of Western Reserve ........................................... 9

INVESTMENT EXPERIENCE ................................................... 9
  Accumulation Units..................................................... 9
  Accumulation Unit Value................................................ 9
  Annuity Unit Value and Annuity Payment Rates ..........................10

HISTORICAL PERFORMANCE DATA .............................................11
  Money Market Yields ...................................................11
  Other Subaccount Yields ...............................................12
  Total Returns .........................................................12
  Other Performance Data ................................................13
  Advertising and Sales Literature ......................................13

PUBLISHED RATINGS........................................................14

ADMINISTRATION ..........................................................14

RECORDS AND REPORTS .....................................................14

DISTRIBUTION OF THE CONTRACTS ...........................................14

OTHER PRODUCTS ..........................................................15

CUSTODY OF ASSETS .......................................................15

LEGAL MATTERS ...........................................................15


INDEPENDENT AUDITORS ....................................................15


OTHER INFORMATION .......................................................15

FINANCIAL STATEMENTS.....................................................15

                          DEFINITIONS OF SPECIAL TERMS

------------------------------ -------------------------------------------------
accumulation period            The period between the Contract date and the
                               maturity date while the Contract is in force.
------------------------------ -------------------------------------------------
accumulation unit value        An accounting unit of measure we use to calculate
                               subaccount values during the accumulation period.

------------------------------ -------------------------------------------------

administrative office          Our administrative office and mailing address is
                               P. O. Box 9051, Clearwater, Florida 33758-5068.
                               Our street address is 570 Carillon Parkway, St.
                               Petersburg, Florida 33716-9051. Our phone number is 1-800-851-9777.

------------------------------ -------------------------------------------------
age                            The issue age, which is annuitant's age on the
                               birthday nearest the Contract date, plus the
                               number of completed Contract years. When we use
                               the term "age" in this SAI, it has the same
                               meaning as "attained age" in the Contract.
------------------------------ -------------------------------------------------
annuitant                      The person you named in the application (or later
                               changed), to receive annuity payments. The
                               annuitant may be changed as provided in the
                               Contract's death benefit provisions and annuity
                               provision.
------------------------------ -------------------------------------------------
annuity unit value             An accounting unit of measure we use to calculate
                               annuity payments from the subaccounts after the maturity date.


------------------------------ -------------------------------------------------

annuity value                  The sum of the separate account value and the
                               fixed account value at the end of any valuation period.

------------------------------ -------------------------------------------------
beneficiary(ies)               The person(s) you elect to receive the death
                               benefit proceeds under the Contract.
------------------------------ -------------------------------------------------
cash value                     The annuity value less any applicable premium
                               taxes.
------------------------------ -------------------------------------------------
Code                           The Internal Revenue Code of 1986, as amended.
------------------------------ -------------------------------------------------

Contract date                  The later of the date on which the initial
                               purchase payment is received, or the date that the properly completed application is received, at Western Reserve's administrative office. We measure Contract years, Contract months, and Contract anniversaries from the Contract date.

------------------------------ -------------------------------------------------

death report day               The valuation date on which we have received both
                               proof of death of the owner who is the annuitant and your beneficiary's election regarding payment.

------------------------------ -------------------------------------------------
fixed                          account An option to which you can direct your
                               money under the Contract, other than the separate
                               account. It provides a guarantee of principal and
                               interest. The assets supporting the fixed account
                               are held in the general account. The fixed
                               account is not available in all states.
------------------------------ -------------------------------------------------
fixed account value            During the accumulation period, your Contract's
                               value in the fixed account.
------------------------------ -------------------------------------------------
funds                          Investment companies which are registered with
                               the U.S. Securities and Exchange Commission. The
                               Contract allows you to invest in the portfolios
                               of the funds through our subaccounts. We reserve
                               the right to add other registered investment
                               companies to the Contract in the future.
------------------------------ -------------------------------------------------
in force                       Condition under which the Contract is active and
                               the owner is entitled to exercise all rights
                               under the Contract.
------------------------------ -------------------------------------------------
maturity                       date The date on which the accumulation period
                               ends and annuity payments begin. The latest
                               maturity date is the annuitant's 90th birthday.
------------------------------ -------------------------------------------------
NYSE                           New York Stock Exchange.
------------------------------ -------------------------------------------------
nonqualified Contracts         Contracts issued other than in connection with
                               retirement plans.
------------------------------ -------------------------------------------------
owner                          The person(s) entitled to exercise all rights
(you, your)                    under the Contract. The annuitant is the owner
                               unless the application states otherwise, or
                               unless a change of ownership is made at a later
                               time.
------------------------------ -------------------------------------------------
portfolio                      A separate investment portfolio of a fund.
------------------------------ -------------------------------------------------
purchase payments              Amounts paid by an owner or on the owner's behalf
                               to Western Reserve as consideration for the
                               benefits provided by the Contract. When we use
                               the term "purchase payment" in this SAI, it has
                               the same meaning as "net payment" in the
                               Contract, which means the purchase payment less
                               any applicable premium taxes.
------------------------------ -------------------------------------------------
qualified Contracts            Contracts issued in connection with retirement
                               plans that qualify for special federal income tax
                               treatment under the Code.
------------------------------ -------------------------------------------------
separate                       account WRL Series Annuity Account, a separate
                               account composed of subaccounts established to
                               receive and invest purchase payments not
                               allocated to the fixed account.
------------------------------ -------------------------------------------------

separate account value During the accumulation period, your Contract's value in the separate account, which equals the sum of the values in each subaccount.

-------------------- -----------------------------------------------------------

subaccount                     A subdivision of the separate account that
                               invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period.
                               Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity payment option.

------------------------------ -------------------------------------------------
surrender                      The termination of a Contract at the option of
                               the owner.
------------------------------ -------------------------------------------------
                                       1

------------------------------ -------------------------------------------------
valuation date/                Each day on which the NYSE is open for trading,
business day                   except when a subaccount's corresponding
                               portfolio does not value its shares. Western
                               Reserve is open for business on each day that the NYSE is open. When we use the term "business day," it has the same meaning as valuation date.

------------------------------ -------------------------------------------------

valuation period               The period of time over which we determine the
                               change in the value of the subaccounts in order to price accumulation units and annuity units.
                               Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m.
                               Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.

------------------------------ -------------------------------------------------
Western Reserve                Western Reserve Life Assurance Co. of Ohio.
(we, us, our)
------------------------------ -------------------------------------------------

In order to supplement the description in the prospectus, the following provides additional information about Western Reserve and the Contract, which may be of interest to a prospective purchaser.

                        THE CONTRACT - GENERAL PROVISIONS

OWNER

The Contract shall belong to the owner upon issuance of the Contract after completion of an application and delivery of the initial purchase payment. While the annuitant is living, the owner may: (1) assign the Contract; (2) surrender the Contract; (3) amend or modify the Contract with Western Reserve's consent;
(4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the Contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner's spouse in a community or marital property state.

A successor owner may be named in the Contract application or in a written notice. The successor owner will become the new owner upon the owner's death, if the owner is not the annuitant and dies before the annuitant. If no successor owner survives the owner and the owner dies before the annuitant, the owner's estate will become the owner.

The owner may change the ownership of the Contract in a written notice. When this change takes effect, all rights of ownership in the Contract will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will take effect as of the date Western Reserve accepts the written notice. We assume no liability for any payments made, or actions taken before a change is accepted, and shall not be responsible for the validity or effect of any change of ownership. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

ENTIRE CONTRACT

The Contract and any endorsements thereon and the Contract application constitute the entire contract between Western Reserve and the owner. All statements in the application are representations and not warranties. No statement will cause the Contract to be void or to be used in defense of a claim unless contained in the application.

MISSTATEMENT OF AGE OR GENDER

If the age or gender of the annuitant has been misstated, Western Reserve will change the annuity benefit payable to that which the purchase payments would have purchased for the correct age or gender. The dollar amount of any underpayment Western Reserve makes shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment Western Reserve makes due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof Western Reserve finds satisfactory.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the separate account or that the separate account may purchase. We reserve the right to eliminate the shares of any portfolios of a fund and to substitute shares of another portfolio of a fund (or of another open-end registered investment company) if the shares of a portfolio are no longer available for investment or, if in our judgment further investment in any portfolio should become inappropriate in view of the purposes of the separate account. We will not, however, substitute shares attributable to an owner's interest in a subaccount without notice to, and prior approval of, the Securities and Exchange Commission (the "SEC") to the extent required by the Investment Company Act of 1940, as amended (the "1940 Act"), or other applicable law.

We also reserve the right to establish additional subaccounts, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with a specified investment objective. New subaccounts may be established when, in the sole discretion of Western Reserve, marketing, tax, investment or other conditions warrant, and any new subaccounts will be made available to existing owners on a basis to be determined by Western Reserve. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant.

In the event of any such substitution or change, we may make such changes in the Contracts and other annuity contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by us to be in the best interests of persons having voting rights under the Contracts, the separate account may be operated as a management company under the 1940 Act, or subject to any required approval, it may be deregistered under the 1940 Act in the event such registration is no longer required.

We reserve the right to change the investment objective of any subaccount. Additionally, if required by law or regulation, we will not materially change an investment objective of the separate account or of a portfolio designated for a subaccount unless a statement of change is filed with and approved by the appropriate insurance official of the state of Western Reserve's domicile, or deemed approved in accordance with such law or regulation.

ANNUITY PAYMENT OPTIONS

During the lifetime of the annuitant and prior to the maturity date, the owner may choose an annuity payment option or change the election. If no election is made prior to the maturity date, annuity payments will be made under Payment Option D as Variable Life Income with 10 years of guaranteed payments.

Thirty days prior to the maturity date, we will mail to the owner a notice and a form upon which the owner can select allocation options for the annuity proceeds as of the maturity date, which cannot be changed thereafter and will remain in effect until the Contract terminates. If a separate account annuity option is chosen, the owner must include in the written notice the subaccount allocation of the annuity proceeds as of the maturity date. If we do not receive that form or other written notice acceptable to us prior to the maturity date, the Contract's existing allocation options will remain in effect until the Contract terminates. The owner may also, prior to the maturity date, select or change the frequency of annuity payments, which may be monthly, quarterly, semi-annually or annually, provided that the annuity option and payment frequency provides for payments of at least $20 per period. If none of these is possible, a lump sum payment will be made.

DETERMINATION OF THE FIRST VARIABLE PAYMENT. The amount of the first variable payment is determined by multiplying the annuity proceeds times the appropriate rate for the variable option selected. The rates are based on the Society of Actuaries 1983 Individual Mortality Table A with projection Scale G and a 5% effective annual assumed investment return and assuming a maturity date in the year 2000. Gender based mortality tables will be used unless prohibited by law. The amount of the first variable payment depends upon the gender (if consideration of gender is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant's actual age nearest birthday, at the maturity date, adjusted as follows:

MATURITY DATE             ADJUSTED AGE
--------------            -------------
Before 2001               Actual Age
2001-2010                 Actual Age minus 1
2011-2020                 Actual Age minus 2
2021-2030                 Actual Age minus 3
2031-2040                 Actual Age minus 4
After 2040                As determined by Western Reserve

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

DETERMINATION OF ADDITIONAL VARIABLE PAYMENTS. The amount of variable annuity payments after the first will increase or decrease according to the annuity unit value which reflects the investment experience of the selected subaccount(s). Each variable annuity payment after the first will be equal to the number of units attributable to the Contract in each selected subaccount multiplied by the annuity unit value of that subaccount on the date the payment is processed. The number of such units is determined by dividing the first payment allocated to that subaccount by the annuity unit value of that subaccount on the date the first annuity payment is processed.

DEATH BENEFIT

DEATH OF OWNER. Federal tax law requires that if any owner (including any successor owner who has become a current owner) dies before the maturity date, then the entire value of the Contract must generally be distributed within five years of the date of death of such owner. Special rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) an owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the maturity date. See Certain Federal Income Tax Consequences on page 6 for a detailed description of these rules. Other rules may apply to qualified Contracts.

If an owner is not the annuitant and dies before the annuitant:

o if no successor owner is named and alive on the death report day, the owner's estate will become the new owner. The cash value must be distributed within five years of the former owner's death;

o if the successor owner is alive and is the owner's spouse, the Contract will continue with the spouse as the new owner; or
o if the successor owner is alive and is not the owner's spouse, the successor owner will become the new owner. The cash value must be distributed either:
     o    within five years of the former owner's death; or
     o over the lifetime of the new owner, if a natural person, with payments beginning within one year of the former owner's death; or
     o over a period that does not exceed the life expectancy (as defined by the Code and regulations adopted under the Code) of the new owner, if a natural person, with payments beginning within one year of the former owner's death.

DEATH OF ANNUITANT. Due proof of death of the annuitant is proof that the annuitant who is an owner died prior to the commencement of annuity payments. Upon receipt of this proof and an election of a method of settlement and return of the Contract, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options unless a settlement agreement is effective at the owner's death preventing such election.

If the annuitant who is not an owner dies during the accumulation period and the owner is a natural person other than the annuitant, the owner will automatically become the annuitant and this Contract will continue. If a successor owner is named and is the owner's spouse, the successor owner will automatically become the new annuitant and this Contract will continue. If the annuitant dies during the accumulation period and an owner is either (1) the same individual as the annuitant; or (2) other than a natural person, then the death benefit proceeds are payable to the beneficiary.


If an annuitant who is an owner dies before the maturity date, and the beneficiary is not the deceased annuitant's spouse, (1) the death benefit must be distributed within five years of the date of the annuitant/deceased owner's death, or (2) payments must begin no later than one year after the annuitant/deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any certain period does not exceed the beneficiary's life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the annuitant/deceased owner's death. If the sole beneficiary is the annuitant/deceased owner's surviving spouse, such spouse may elect to continue the Contract as the new annuitant and owner instead of receiving the death benefit. (See Certain Federal Income Tax Consequences on page 6.)

If the beneficiary elects to receive the death benefit proceeds under option
(1), then: (a) we will allow the beneficiary to make only ONE partial withdrawal during the five-year period. That partial withdrawal must be made at the time option (1) is elected; (b) we will allow the beneficiary to make ONE transfer to and from the subaccounts and the fixed account during the five-year period. That transfer must be made at the time option (1) is elected; (c) we will deduct the annual Contract charge each year during the five-year period; (d) we will not permit annuitization at the end of the five-year period; and (e) if the beneficiary dies during the five-year period, we will pay the remaining value of the Contract first to the contingent beneficiary named by the owner. If no contingent beneficiary is named, then we will make payments to the beneficiary's estate. The beneficiary is not permitted to name his or her own beneficiary, unless the Contract is an IRA.

BENEFICIARY. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary during the annuitant's lifetime by sending written notice to us. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice. We will not be liable for any payment made before the written notice is received at our administrative office. Unless we receive written notice from the owner to the contrary, no beneficiary may assign any payments under the Contract before such payments are due. To the extent permitted by law, no payments under the Contract will be subject to the claims of any beneficiary's creditors.


ASSIGNMENT

During the annuitant's lifetime and prior to the maturity date (subject to any irrevocable beneficiary's rights) the owner may assign any rights or benefits provided by a nonqualified Contract. The assignment of a Contract will be treated as a distribution of the annuity value for federal tax purposes. Any assignment must be made in writing and accepted by us. An assignment will be effective as of the date the request is received at our administrative office and is accepted by us. We assume no liability for any payments made or actions taken before a change is accepted and shall not be responsible for the validity or effect of any assignment.

With regard to qualified Contracts, ownership of the Contract generally may be assigned, but any assignment may be subject to restrictions, penalties, taxation as a distribution, or even prohibition under the Code, and must be permitted under the terms of the underlying retirement plan.

PROOF OF AGE, GENDER AND SURVIVAL


We may require proper proof of age and gender of any annuitant or joint annuitant prior to making the first annuity payment. Prior to making any payment, we may require proper proof that the annuitant or joint annuitant is alive and legally qualified to receive such payment. If required by law to ignore differences in gender of any payee, annuity payments will be determined using unisex rates.


NON-PARTICIPATING

The Contract will not share in Western Reserve's surplus earnings; no dividends will be paid.

EMPLOYEE AND AGENT PURCHASES

The Contract may be acquired by an employee or registered representative of any broker/dealer authorized to sell the Contract or by their spouse or minor children, or by an officer, director, trustee or bona fide full-time employee of Western Reserve or its affiliated companies or their spouse or minor children. In such a case, we may credit an amount equal to a percentage of each purchase payment to the Contract due to lower acquisition costs we experience on those purchases. The credit will be reported to the Internal Revenue Service ("IRS") as taxable income to the employee or registered representative. We may offer, in our discretion, certain employer sponsored savings plans, reduced or waived fees and charges including, but not limited to, the annual Contract charge, for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the Contract or reductions in these fees and charges will not be unfairly discriminatory against any owner.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

THE FOLLOWING SUMMARY DOES NOT CONSTITUTE TAX ADVICE. IT IS A GENERAL DISCUSSION OF CERTAIN OF THE EXPECTED FEDERAL INCOME TAX CONSEQUENCES OF INVESTMENT IN AND DISTRIBUTIONS WITH RESPECT TO A CONTRACT, BASED ON THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, PROPOSED AND FINAL TREASURY REGULATIONS THEREUNDER, JUDICIAL AUTHORITY, AND CURRENT ADMINISTRATIVE RULINGS AND PRACTICE. THIS SUMMARY DISCUSSES ONLY CERTAIN FEDERAL INCOME TAX CONSEQUENCES TO "UNITED STATES PERSONS," AND DOES NOT DISCUSS STATE, LOCAL, OR FOREIGN TAX CONSEQUENCES. UNITED STATES PERSONS MEANS CITIZENS OR RESIDENTS OF THE UNITED STATES, DOMESTIC CORPORATIONS, DOMESTIC PARTNERSHIPS AND TRUSTS OR ESTATES THAT ARE SUBJECT TO UNITED STATES FEDERAL INCOME TAX REGARDLESS OF THE SOURCE OF THEIR INCOME.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. ss. 1.817-5) apply a diversification requirement to each of the subaccounts of the separate account. The separate account, through the funds and their portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Western Reserve's qualified contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.


OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular subaccounts without being treated as owners of underlying assets."


The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has the choice of one or more subaccounts in which to allocate purchase payments and annuity values and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in owners being treated as the owners of the assets of the separate account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners from being considered the owners of a pro rata share of the assets of the separate account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiarY. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.


For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.


We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.


INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) the total purchase payments for any calendar year on behalf of any individual may not exceed $2,000, except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. No regular contributions may be made. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.


No part of the funds for an IRA, including a Roth IRA, may be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The Contract provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the Contract as an IRA under section 408 of the Code. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the Contract, comports with IRA qualification requirements.


ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.


SECTION 403(B) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.


CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.


DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

TAXATION OF WESTERN RESERVE

Western Reserve at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to the separate account.

                              INVESTMENT EXPERIENCE

ACCUMULATION UNITS

Allocations of a purchase payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the purchase payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of a fund less any applicable charges or fees.

Upon allocation to the selected subaccount of the separate account, purchase payments are converted into accumulation units of the subaccount. At the end of any valuation period, a subaccount's value is equal to the number of units that your Contract has in the subaccount, multiplied by the accumulation unit value of the subaccount.

The number of units that your Contract has in each subaccount is equal to:

1.   The initial units purchased on the Contract date; plus
2. Units purchased at the time additional purchase payments are allocated to the subaccount; plus
3. Units purchased through transfers from another subaccount or the fixed account; minus
4.   Any units that are redeemed to pay for partial withdrawals; minus
5. Any units that are redeemed as part of a transfer to another subaccount or the fixed account; minus
6. Any units that are redeemed to pay the annual Contract charge, any premium taxes and any transfer charge.


The value of an accumulation unit was arbitrarily established at $10.00 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of the regular session of business on the NYSE, on each day the NYSE is open.


ACCUMULATION UNIT VALUE

The accumulation unit value will vary from one valuation period to the next depending on the investment results experienced by each subaccount. The accumulation unit value for each subaccount at the end of a valuation period is the result of:

1. The total value of the assets held in the subaccount. This value is determined by multiplying the number of shares of the designated fund portfolio owned by the subaccount times the portfolio's net asset value per share; minus
2. The accrued daily percentage for the mortality and expense risk charge and the administrative charge multiplied by the net assets of the subaccount; minus
3. The accrued amount of reserve for any taxes that are determined by us to have resulted from the investment operations of the subaccount; divided by
4.   The number of outstanding units in the subaccount.

During the accumulation period, the mortality and expense risk charge is deducted at an annual rate of 1.25% of net assets for each day in the valuation period and compensates us for certain mortality and expense risks. The administrative charge is deducted at an annual rate of 0.15% of net assets for each day in the valuation period and compensates us for certain administrative expenses. The accumulation unit value may increase, decrease, or remain the same from valuation period to valuation period.

ANNUITY UNIT VALUE AND ANNUITY PAYMENT RATES

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount (that is, the portfolio performance minus subaccount fees and charges) exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $10.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a) is the variable annuity unit value for that subaccount on the immediately preceding business day; (b) is the net investment factor for that subaccount for the valuation period; and (c) is the investment return adjustment factor for the valuation period.

The investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the Contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)  is the result of:

     (1) the net asset value of a portfolio share held in that subaccount determined at the end of the current valuation period; plus
     (2) the per share amount of any dividend or capital gain distributions made by the portfolio for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
     (3) a per share charge or credit for any taxes reserved for which we determine to have resulted from the investment operations of the subaccount.

(ii) is the net asset value of a portfolio share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)is a factor representing the mortality and expense risk charge and the administrative charge. This factor is equal, on an annual basis, to 1.40% of the daily net asset value of the portfolio share held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the gender and adjusted age of the annuitant at the maturity date. See Annuity Payment Options - Determination of the First Variable Payment on page 4, which contains a table for determining the adjusted age of the annuitant.

               ILLUSTRATION OF CALCULATIONS FOR ANNUITY UNIT VALUE
                          AND VARIABLE ANNUITY PAYMENTS

           FORMULA AND ILLUSTRATION FOR DETERMINING ANNUITY UNIT VALUE


Annuity unit value = ABC
Where:   A =      Annuity unit value for the immediately preceding valuation period.
                  Assume..............................................................................  = $X

         B =      Net investment factor for the valuation period for which the annuity unit value is being calculated.
                  Assume................................................................................ = Y

         C =      A factor to neutralize the assumed interest rate of 5% built into the annuity tables used.
                  Assume................................................................................ = Z

Then, the annuity unit value is: ...$XYZ = $Q

               FORMULA AND ILLUSTRATION FOR DETERMINING AMOUNT OF
                     FIRST MONTHLY VARIABLE ANNUITY PAYMENT

First monthly variable annuity payment =   AB
                                          -----
                                         $1,000

Where: A =        The annuity value as of the maturity date.
                  Assume.........................................................................  = $X

       B =        The annuity purchase rate per $1,000 based upon the option selected, the gender and adjusted age of the annuitant according to the tables contained in the Contract.
                  Assume.........................................................................  = $Y

Then, the first monthly variable annuity payment = $X$Y = $Z
                                                   -----
                                                        1,000

      FORMULA AND ILLUSTRATION FOR DETERMINING THE NUMBER OF ANNUITY UNITS
              REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT

Number of annuity units =  A
                           -
                           B

Where: A =        The dollar amount of the first monthly variable annuity payment.
                  Assume.........................................................................  = $X

       B =        The annuity unit value for the valuation date on which the first monthly payment is due.
                  Assume.........................................................................  = $Y

Then, the number of annuity units = $X =  Z
                                    ---
         ........................... $Y

                           HISTORICAL PERFORMANCE DATA

MONEY MARKET YIELDS

YIELD - The yield quotation set forth in the prospectus for the WRL J.P. Morgan Money Market subaccount is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement, and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one unit in the WRL J.P. Morgan Money Market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

EFFECTIVE YIELD - The effective yield quotation for the WRL J.P. Morgan Money Market subaccount set forth in the prospectus is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement. The effective yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing subaccount having a balance of one unit in the WRL J.P. Morgan Money Market subaccount at the beginning of the period. A hypothetical charge, reflecting deductions from owner accounts, is subtracted from the balance. The difference is divided by the value of the subaccount at the beginning of the base period to obtain the base period return, which is then compounded by adding 1. Next, the sum is raised to a power equal to 365 divided by 7, and 1 is subtracted from the result. The following formula describes the computation:

             EFFECTIVE YIELD = ({BASE PERIOD RETURN + 1} 365/7) - 1

The effective yield is shown at least to the nearest hundredth of one percent.


HYPOTHETICAL CHARGE - For purposes of the yield and effective yield computations, the hypothetical charge reflects all fees and charges that are charged to all owner accounts in proportion to the length of the base period. Such fees and charges include the $30 annual

Contract charge, calculated on the basis of an average Contract size of $106,522, which translates into a charge of 0.03%. The yield and effective yield quotations do not reflect any deduction for premium taxes or transfer charges that may be applicable to a particular Contract. No fees or sales charges are assessed upon annuitization under the Contracts, except premium taxes. Realized gains and losses from the sale of securities, and unrealized appreciation and depreciation of assets held by the WRL J.P. Morgan Money Market subaccount and the fund are excluded from the calculation of yield.

The yield on amounts held in the WRL J.P. Morgan Money Market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The WRL J.P. Morgan Money Market subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the WRL J.P. Morgan Money Market, the types and quality of portfolio securities held by the WRL J.P. Morgan Money Market and its operating expenses. For the seven days ended December 31, 2000, the yield of the WRL J.P. Morgan Money Market subaccount was 4.86%, and the effective yield was 4.98%.


OTHER SUBACCOUNT YIELDS

The yield quotations for all of the subaccounts except the WRL J.P. Morgan Money Market subaccount, representing the accumulation period set forth in the prospectus is based on the 30-day period ended on the date of the most recent balance sheet of the separate account and are computed by dividing the net investment income per unit earned during the period by the maximum offering price per unit on the last date of the period, according to the following formula:

                      YIELD = 2[ ([OBJECT OMITTED]+ 1)6 -1]

Where:   A = net investment income earned during the period by the corresponding portfolio of the fund attributable to shares owned by the subaccount.
         B = expenses accrued for the period (net of reimbursement).
         C = the average daily number of units outstanding during the period.
         D = the maximum offering price per unit on the last day of the period.


For purposes of the yield quotations for all of the subaccounts except the WRL J.P. Morgan Money Market subaccount, the calculations take into account all fees that are charged to all owner accounts during the accumulation period. Such fees include the $30 annual Contract charge, calculated on the basis of an average Contract size of $106,522, which translates into a charge of 0.03%. The calculations do not take into account any premium taxes or any transfer charges.


Premium taxes currently range from 0% to 3.5% of purchase payments depending upon the jurisdiction in which the Contract is delivered.


The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of its investments and its operating expenses. For the 30 days ended December 31, 2000, the yield of the WRL AEGON Bond subaccount was 4.46%.


TOTAL RETURNS

The total return quotations set forth in the prospectus for all subaccounts, except the WRL J.P. Morgan Money Market subaccount, holding assets for the Contracts during the accumulation period are average annual total return quotations for the one, five, and ten-year periods (or, while a subaccount has been in existence for a period of less than one, five or ten years for such lesser period) ended on the date of the most recent balance sheet of the separate account, and for the period from the date the subaccounts commenced operations until the aforesaid date. The quotations are computed by determining the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)n = ERV


Where:   P        =   a hypothetical initial payment of $1,000
         T        =   average annual total return
         n        =   number of years

         ERV      =   ending redeemable value of a hypothetical
                      $1,000 payment made at the beginning of each period at the end of each period.

For purposes of the total return quotations for all of the subaccounts, except the WRL J.P. Morgan Money Market subaccount, the calculations take into account all fees that are charged under the Contract to all owner accounts during the accumulation period. Such fees include the mortality and expense risk charge of 1.25%, the administrative charge of 0.15%, and the $30 annual Contract charge, calculated on the basis of an average Contract size of $106,522, which translates into a charge of 0.03%. The calculations do not reflect any deduction for premium taxes or any transfer charge that may be applicable to a particular Contract.


OTHER PERFORMANCE DATA

We may present the total return data stated in the prospectus on a non-standardized basis. This means that the data will not be reduced by all the fees and charges under the Contract and that the data may be presented for different time periods and for different purchase payment amounts. NON-STANDARDIZED PERFORMANCE DATA WILL ONLY BE DISCLOSED IF STANDARDIZED PERFORMANCE DATA FOR THE REQUIRED PERIODS IS ALSO DISCLOSED.

We may also disclose cumulative total returns and average annual compound rates of return (T) for the subaccounts based on the inception date of the subaccounts investing in the underlying portfolios. We calculate cumulative total returns according to the following formula:

                                  (1 + T)n - 1


Where:                   T and n are the same values as above


In addition, we may present historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.


For instance, we may disclose average annual total returns for the portfolios reduced by all fees and charges under the Contract, as if the Contract had been in existence. Such fees and charges include the mortality and expense risk charge of 1.25%, the administrative charge of 0.15% and the $30 annual Contract charge (based on average Contract size of $106,522, the annual Contract charge translates into a charge of 0.03%).


ADVERTISING AND SALES LITERATURE

From time to time we may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are: (1) the selection of individual investments has little impact on portfolio performance,
(2) market timing strategies seldom work, (3) markets are efficient, and (4) portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that may provide a higher return with the same risk or the same return with lower risk.

When presenting the asset allocation process we may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. We may classify investors into four categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the four risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services and any other expert which has been deemed by us to be appropriate. We may also provide an historical overview of the performance of a variety of investment market indices, the performance of these indices over time, and the performance of different asset classes, such as stocks, bonds, cash equivalents, etc. We may also discuss investment volatility including the range of returns for different asset classes and over different time horizons, and the correlation between the returns of different asset classes. We may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, we may describe various investment strategies and methods of implementation, the periodic rebalancing of diversified portfolios, the use of dollar cost averaging techniques, a comparison of the tax impact of purchase payments made on a "before tax" basis through a tax-qualified plan with those made on an "after tax" basis outside of a tax-qualified plan, and a comparison of tax-deferred versus non tax-deferred accumulation of purchase payments.

As described in the prospectus, in general, an owner is not taxed on increases in value under a Contract until a distribution is made under the Contract. As a result, the Contract will benefit from tax deferral during the accumulation period, as the annuity value may grow more rapidly than under a comparable investment where certain increases in value are taxed on a current basis. From time to time, we may use narrative, numerical or graphic examples to show hypothetical benefits of tax deferral in advertising and sales literature.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Duff & Phelps Credit Rating Co. A.M. Best's and Moody's ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Standard & Poor's and Duff & Phelps provide ratings which measure the claims-paying ability of insurance companies. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance contracts in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-contract obligations such as debt or commercial paper obligations. These ratings do not apply to the separate account, its subaccounts, the funds or their portfolios, or to their performance.

                                 ADMINISTRATION

Western Reserve performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of records concerning the Contracts, and certain valuation services.

                               RECORDS AND REPORTS


All records and accounts relating to the separate account will be maintained by AEGON/Transamerica Services, Inc. As presently required by the 1940 Act and regulations promulgated thereunder, Western Reserve will mail to all Contract owners at their last known address of record, at least annually, reports containing such information as may be required under the 1940 Act or by any other applicable law or regulation. Contract owners will also receive confirmation of each financial transaction including: purchase payments, transfers, partial withdrawals, and a complete surrender, and any other reports required by law or regulation.


                          DISTRIBUTION OF THE CONTRACTS


AFSG Securities Corporation ("AFSG") is the principal underwriter of the Contracts. AFSG is located at 4333 Edgewood Rd., N.E., Cedar Rapids, Iowa 52499. AFSG is registered with the SEC under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (the "NASD"). AFSG will not be compensated for its services as principal underwriter of the Contracts.


AFSG will receive the 12b-1 fees assessed against the Fidelity VIP Funds' shares held for the Contracts as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP Funds held for the Contracts as compensation for providing certain recordkeeping services.


The Contracts are offered to the public through broker/dealers licensed under the federal securities laws and state insurance laws and who have entered into written sales agreements with AFSG, including InterSecurities, Inc., Transamerica Capital, Inc. and Transamerica Financial Resources, Inc., all affiliates of Western Reserve. We will generally pay broker/dealers first year sales commissions in an amount no greater than 0.75% of purchase payments. In addition, broker/dealers may receive commissions on an ongoing basis of up to 0.75% of annuity value (excluding the fixed account) in each Contract year, starting at the end of the first quarter of the second Contract year, provided the Contract has an annuity value of $25,000 or more in the subaccounts. These commissions are not deducted from purchase payments. Subject to applicable federal and state laws and regulations, we may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts.

 The level of such compensation will not exceed that paid to broker/dealers for their sale of the Contracts.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literatures, and similar services.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on sales of the Contracts, including other sales incentives, are not directly charged to Contract owners or the separate account.

AFSG received $113,821,344 in underwriting commissions during the fiscal year 2000 with regard to the products sold through the separate account.

We offer the Contracts on a continuous basis. We anticipate continuing the offering of the Contracts. However, we reserve the right to discontinue the offering at any time.

                                 OTHER PRODUCTS

Western Reserve makes other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment choices or charges.

                                CUSTODY OF ASSETS


The assets of the separate account are held by Western Reserve. The assets of the separate account are kept physically segregated and held apart from our general account and any other separate account. AEGON/Transamerica Services, Inc. maintains records of all purchases and redemptions of shares of the funds. Additional protection for the assets of the separate account is provided by a blanket bond issued to AEGON USA, Inc. ("AEGON USA") in the aggregate amount of $12 million, covering all of the employees of AEGON USA and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. provides additional fidelity coverage to a limit of $10 million.


                                  LEGAL MATTERS

Sutherland Asbill & Brennan LLP has provided advice on certain legal matters concerning federal securities laws applicable to the issue and sale of the Contracts. All matters of Ohio law pertaining to the Contracts, including the validity of the Contracts and Western Reserve's right to issue the Contracts under Ohio insurance law, have been passed upon by Thomas E. Pierpan, Esq., Senior Vice President, General Counsel and Assistant Secretary of Western Reserve.


                              INDEPENDENT AUDITORS

The accounting firm of Ernst & Young LLP, independent auditors, provided audit services to the separate account and Western Reserve for the year ended December 31, 2000. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309-2764.


                                OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

The values of an owner's interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Western Reserve's financial statements which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.


Financial statements for Western Reserve as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 have been prepared on the basis of statutory accounting principles, rather than accounting principles generally accepted in the United States.

                        Report of Independent Auditors


The Board of Directors and Contract Owners of the WRL Series Annuity Account Western Reserve Life Assurance Company of Ohio


  We have audited the accompanying statements of assets and liabilities of each of the subaccounts constituting the WRL Series Annuity Account (the "Separate Account," a separate account of Western Reserve Life Assurance Co. of Ohio) as of December 31, 2000, and the related statements of operations and changes in net assets, and financial highlights for the periods in the year ended December 31, 2000 as indicated thereon. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying statements of changes in net assets for the periods ended December 31, 1999 as indicated thereon and the financial highlights for each of the periods in the four years ended December 31, 1999 as indicated thereon for each of the subaccounts constituting the Separate Account, were audited by other auditors whose report dated February 16, 2000, expressed an unqualified opinion on those statements and financial highlights.


  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of mutual fund shares owned as of December 31, 2000, by correspondence with the mutual fund's transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


  In our opinion, the 2000 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the WRL Series Annuity Account at December 31, 2000, and the results of their operations and changes in net assets, and financial highlights for the periods in the year ended December 31, 2000 as indicated thereon, in conformity with accounting principles generally accepted in the United States.


ERNST & YOUNG LLP


ERNST & YOUNG LLP
Des Moines, Iowa
January 31, 2001

              Report of Independent Certified Public Accountants



The Board of Directors and Contract Owners of the WRL Series Annuity Account Western Reserve Life Assurance Company of Ohio


  In our opinion, the accompanying statements of changes in net assets and the related financial highlights present fairly, in all material respects, the changes in net assets of each of the Sub-Accounts constituting the WRL Series Annuity Account (a separate account of Western Reserve Life Assurance Co. of Ohio ("WRL")) for the year ended December 31, 1999, and the financial highlights for each of the periods presented through December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of WRL's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Tampa, Florida
February 16, 2000

WRL Series Annuity Account
Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands

                                                                                                                      WRL
                                                             WRL           WRL           WRL            WRL           LKCM
                                                         J.P. Morgan      AEGON         Janus          Janus       Strategic
                                                        Money Market      Bond         Growth         Global      Total Return
                                                         Subaccount    Subaccount    Subaccount     Subaccount     Subaccount
Assets:
 Investment in securities:
  Number of shares ...................................      256,734       10,220         39,987         51,383        30,406
                                                          =========    =========    ===========    ===========     =========
  Cost ...............................................    $ 256,734    $ 117,461    $ 2,088,753    $ 1,409,960     $ 465,107
                                                          =========    =========    ===========    ===========     =========
 Investment, at net asset value ......................    $ 256,734    $ 113,854    $ 1,892,973    $ 1,231,658     $ 453,054
 Dividend receivable .................................        1,241            0              0              0             0
 Transfers receivable from depositor .................        8,380          188            883             16            19
                                                          ---------    ---------    -----------    -----------     ---------
  Total assets .......................................      266,355      114,042      1,893,856      1,231,674       453,073
                                                          ---------    ---------    -----------    -----------     ---------
Liabilities:
 Accrued expenses ....................................            0            0              0              0             0
 Transfers payable to depositor ......................            0            0           (166)        (7,748)         (160)
                                                          ---------    ---------    -----------    -----------     ---------
  Total liabilities ..................................            0            0           (166)        (7,748)         (160)
                                                          ---------    ---------    -----------    -----------     ---------
  Net assets .........................................    $ 266,355    $ 114,042    $ 1,893,690    $ 1,223,926     $ 452,913
                                                          =========    =========    ===========    ===========     =========
Net Assets Consists of:
 Contract owners' equity:
  Class A ............................................    $  60,237    $  34,439    $   735,722    $   352,075     $ 139,232
  Class B ............................................      203,148       79,326      1,150,939        867,947       311,773
  Class C ............................................        2,411          245          6,126          3,478         1,660
  Class D ............................................          533            5            845            402           181
 Depositor's equity:
  Class A ............................................            0            0              0              0             0
  Class B ............................................            0            0             58             24            43
  Class C ............................................            0            0              0              0             0
  Class D ............................................           26           27              0              0            24
                                                          ---------    ---------    -----------    -----------     ---------
  Net assets applicable to units outstanding .........    $ 266,355    $ 114,042    $ 1,893,690    $ 1,223,926     $ 452,913
                                                          =========    =========    ===========    ===========     =========
 Contract owners' units:
  Class A ............................................        3,863        1,557         10,631          8,269         6,572
  Class B ............................................       15,661        5,245         34,640         20,629        14,887
  Class C ............................................          230           22            805            376           170
  Class D ............................................           50            0            111             43            18
 Depositor's units:
  Class A ............................................            0            0              0              0             0
  Class B ............................................            0            0              2              1             2
  Class C ............................................            0            0              0              0             0
  Class D ............................................            3            3              0              0             3
 Total units outstanding:
  Class A ............................................        3,863        1,557         10,631          8,269         6,572
  Class B ............................................       15,661        5,245         34,642         20,630        14,889
  Class C ............................................          230           22            805            376           170
  Class D ............................................           53            3            111             43            21
 Accumulation unit value:
  Class A ............................................    $   15.59    $   22.12    $     69.21    $     42.58     $   21.19
  Class B ............................................        12.97        15.13          33.23          42.07         20.94
  Class C ............................................        10.50        10.90           7.61           9.25          9.78
  Class D ............................................        10.51        10.91           7.61           9.26          9.79

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands

                                                             WRL           WRL                       WRL          WRL
                                                            VKAM          Alger         WRL       Federated       Dean
                                                          Emerging     Aggressive      AEGON      Growth &       Asset
                                                           Growth        Growth      Balanced      Income      Allocation
                                                         Subaccount    Subaccount   Subaccount   Subaccount    Subaccount
Assets:
 Investment in securities:
  Number of shares ...................................       40,922       30,444        6,720        6,942        13,587
                                                        ===========    =========     ========     ========     =========
  Cost ...............................................  $ 1,569,000    $ 729,282     $ 84,117     $ 84,785     $ 186,110
                                                        ===========    =========     ========     ========     =========
 Investment, at net asset value ......................  $ 1,213,751    $ 595,480     $ 88,367     $ 93,236     $ 179,208
 Dividend receivable .................................            0            0            0            0             0
 Transfers receivable from depositor .................            0            9           48        1,195            65
                                                        -----------    ---------     --------     --------     ---------
  Total assets .......................................    1,213,751      595,489       88,415       94,431       179,273
                                                        -----------    ---------     --------     --------     ---------
Liabilities:
 Accrued expenses ....................................            0            0            0            0             0
 Transfers payable to depositor ......................         (384)        (104)           0            0          (527)
                                                        -----------    ---------     --------     --------     ---------
  Total liabilities ..................................         (384)        (104)           0            0          (527)
                                                        -----------    ---------     --------     --------     ---------
  Net assets .........................................  $ 1,213,367    $ 595,385     $ 88,415     $ 94,431     $ 178,746
                                                        ===========    =========     ========     ========     =========
Net Assets Consists of:
 Contract owners' equity:
  Class A ............................................  $   324,006    $ 113,930     $ 18,436     $ 19,086     $  49,325
  Class B ............................................      884,325      478,869       69,592       75,001       129,133
  Class C ............................................        4,202        2,167          275          270           220
  Class D ............................................          808          399           60           10            10
 Depositor's equity:
  Class A ............................................            0            0            0            0             0
  Class B ............................................           26           20            0            0             0
  Class C ............................................            0            0           26           32            29
  Class D ............................................            0            0           26           32            29
                                                        -----------    ---------     --------     --------     ---------
  Net assets applicable to units outstanding .........  $ 1,213,367    $ 595,385     $ 88,415     $ 94,431     $ 178,746
                                                        ===========    =========     ========     ========     =========
 Contract owners' units:
  Class A ............................................        5,868        3,837        1,174          981         2,770
  Class B ............................................       16,200       16,288        4,476        3,893         7,317
  Class C ............................................          400          274           26           21            19
  Class D ............................................           77           50            5            1             1
 Depositor's units:
  Class A ............................................            0            0            0            0             0
  Class B ............................................            1            1            0            0             0
  Class C ............................................            0            0            3            3             3
  Class D ............................................            0            0            3            3             3
 Total units outstanding:
  Class A ............................................        5,868        3,837        1,174          981         2,770
  Class B ............................................       16,201       16,289        4,476        3,893         7,317
  Class C ............................................          400          274           29           24            22
  Class D ............................................           77           50            8            4             4
 Accumulation unit value:
  Class A ............................................  $     55.22    $   29.69     $  15.71     $  19.46     $   17.81
  Class B ............................................        54.59        29.40        15.55        19.27         17.65
  Class C ............................................        10.51         7.92        10.43        12.82         11.44
  Class D ............................................        10.51         7.92        10.43        12.83         11.45

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands



                                                                                         WRL                         WRL
                                                            WRL           WRL             GE            WRL         Third
                                                         C.A.S.E.         NWQ       International        GE         Avenue
                                                          Growth     Value Equity       Equity      U.S. Equity     Value
                                                        Subaccount    Subaccount      Subaccount     Subaccount   Subaccount
Assets:
 Investment in securities:
  Number of shares ...................................      4,799         7,879          2,745          11,659       5,476
                                                         ========     =========       ========       =========    ========
  Cost ...............................................   $ 69,586     $ 105,036       $ 34,347       $ 178,341    $ 70,267
                                                         ========     =========       ========       =========    ========
 Investment, at net asset value ......................   $ 49,434     $ 113,224       $ 28,386       $ 174,647    $ 75,078
 Dividend receivable .................................          0             0              0               0           0
 Transfers receivable from depositor .................          8            20             12              46         456
                                                         --------     ---------       --------       ---------    --------
  Total assets .......................................     49,442       113,244         28,398         174,693      75,534
                                                         --------     ---------       --------       ---------    --------
Liabilities:
 Accrued expenses ....................................          0             0              0               0           0
 Transfers payable to depositor ......................        (77)          (54)          (509)              0           0
                                                         --------     ---------       --------       ---------    --------
  Total liabilities ..................................        (77)          (54)          (509)              0           0
                                                         --------     ---------       --------       ---------    --------
  Net assets .........................................   $ 49,365     $ 113,190       $ 27,889       $ 174,693    $ 75,534
                                                         ========     =========       ========       =========    ========
Net Assets Consists of:
 Contract owners' equity:
  Class A ............................................   $ 10,300     $  33,469       $  5,910       $  40,557    $ 17,062
  Class B ............................................     38,869        79,490         21,548         132,891      57,844
  Class C ............................................        119           117            250             879         518
  Class D ............................................         37            54            135             327          38
 Depositor's equity:
  Class A ............................................          0             0              0               0           0
  Class B ............................................          0             0              0              14           0
  Class C ............................................         20            30             23               0          36
  Class D ............................................         20            30             23              25          36
                                                         --------     ---------       --------       ---------    --------
  Net assets applicable to units outstanding .........   $ 49,365     $ 113,190       $ 27,889       $ 174,693    $ 75,534
                                                         ========     =========       ========       =========    ========
 Contract owners' units:
  Class A ............................................        623         2,117            482           2,325       1,213
  Class B ............................................      3,051         5,064          1,769           7,665       4,130
  Class C ............................................         15            10             26              86          36
  Class D ............................................          4             4             14              32           2
 Depositor's units:
  Class A ............................................          0             0              0               0           0
  Class B ............................................          0             0              0               1           0
  Class C ............................................          3             3              3               0           3
  Class D ............................................          3             3              3               3           3
 Total units outstanding:
  Class A ............................................        623         2,117            482           2,325       1,213
  Class B ............................................      3,051         5,064          1,769           7,666       4,130
  Class C ............................................         18            13             29              86          39
  Class D ............................................          7             7             17              35           5
 Accumulation unit value:
  Class A ............................................   $  16.52     $   15.81       $  12.26       $   17.44    $  14.07
  Class B ............................................      12.74         15.70          12.18           17.34       14.00
  Class C ............................................       7.85         11.83           9.32           10.19       14.23
  Class D ............................................       7.86         11.83           9.32           10.20       14.24

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands

                                                             WRL           WRL          WRL            WRL            WRL
                                                         J.P. Morgan     Goldman      Goldman        T. Rowe        T. Rowe
                                                         Real Estate      Sachs        Sachs          Price          Price
                                                          Securities     Growth      Small Cap   Dividend Growth   Small Cap
                                                          Subaccount   Subaccount   Subaccount      Subaccount     Subaccount
Assets:
 Investment in securities:
   Number of shares ...................................      1,214         1,379          511           1,496         1,792
                                                          ========      ========      =======        ========      ========
   Cost ...............................................   $ 11,964      $ 15,562      $ 5,806        $ 13,921      $ 24,540
                                                          ========      ========      =======        ========      ========
 Investment, at net asset value .......................   $ 12,530      $ 14,715      $ 5,556        $ 15,155      $ 21,771
 Dividend receivable ..................................          0             0            0               0             0
 Transfers receivable from depositor ..................        175            37           20              82            14
                                                          --------      --------      -------        --------      --------
   Total assets .......................................     12,705        14,752        5,576          15,237        21,785
                                                          --------      --------      -------        --------      --------
Liabilities:
 Accrued expenses .....................................          0             0            0               0             0
 Transfers payable to depositor .......................         (1)            0            0               0          (558)
                                                          ---------     --------      -------        --------      --------
   Total liabilities ..................................         (1)            0            0               0          (558)
                                                          ---------     --------      -------        --------      --------
   Net assets .........................................   $ 12,704      $ 14,752      $ 5,576        $ 15,237      $ 21,227
                                                          ========      ========      =======        ========      ========
Net Assets Consists of:
 Contract owners' equity:
   Class A ............................................   $  1,649      $  2,016      $   697        $  3,554      $  6,379
   Class B ............................................     10,796        11,858        4,708          10,911        14,407
   Class C ............................................        128           254           96             260           415
   Class D ............................................        131            74           75              13             0
 Depositor's equity:
   Class A ............................................          0           238            0             224             0
   Class B ............................................          0           264            0             248             0
   Class C ............................................          0            24            0               0             0
   Class D ............................................          0            24            0              27            26
                                                          --------      --------      -------        --------      --------
   Net assets applicable to units outstanding .........   $ 12,704      $ 14,752      $ 5,576        $ 15,237      $ 21,227
                                                          ========      ========      =======        ========      ========
 Contract owners' units:
   Class A ............................................        161           190           61             356           514
   Class B ............................................      1,056         1,123          411           1,098         1,163
   Class C ............................................         10            26            9              24            40
   Class D ............................................         10             7            7               1             0
 Depositor's units:
   Class A ............................................          0            23            0              23             0
   Class B ............................................          0            25            0              25             0
   Class C ............................................          0             3            0               0             0
   Class D ............................................          0             3            0               3             3
 Total units outstanding:
   Class A ............................................        161           213           61             379           514
   Class B ............................................      1,056         1,148          411           1,123         1,163
   Class C ............................................         10            29            9              24            40
   Class D ............................................         10            10            7               4             3
 Accumulation unit value:
   Class A ............................................   $  10.26      $  10.58      $ 11.47        $   9.96      $  12.42
   Class B ............................................      10.22         10.56        11.44            9.94         12.38
   Class C ............................................      13.28          9.72        10.70           10.69         10.28
   Class D ............................................      13.29          9.73        10.71           10.69         10.29

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands

                                                                                                                       WRL
                                                        WRL            WRL            WRL             WRL             Great
                                                      Salomon    Pilgrim Baxter     Dreyfus        Value Line      Companies -
                                                      All Cap    Mid Cap Growth     Mid Cap    Aggressive Growth    America(SM)
                                                    Subaccount     Subaccount     Subaccount       Subaccount      Subaccount
Assets:
 Investment in securities:
  Number of shares ...............................      5,186          10,625         1,078             510            6,552
                                                     ========       =========      ========         =======         ========
  Cost ...........................................   $ 66,423       $ 224,865      $ 12,995         $ 5,394         $ 68,728
                                                     ========       =========      ========         =======         ========
 Investment, at net asset value ..................   $ 67,362       $ 160,018      $ 12,822         $ 4,609         $ 74,563
 Dividend receivable .............................          0               0             0               0                0
 Transfers receivable from depositor .............        464             993            16              17              406
                                                     --------       ---------      --------         -------         --------
  Total assets ...................................     67,826         161,011        12,838           4,626           74,969
                                                     --------       ---------      --------         -------         --------
Liabilities:
 Accrued expenses ................................          0               0             0               0                0
 Transfers payable to depositor ..................          0               0             0               0                0
                                                     --------       ---------      --------         -------         --------
  Total liabilities ..............................          0               0             0               0                0
                                                     --------       ---------      --------         -------         --------
  Net assets .....................................   $ 67,826       $ 161,011      $ 12,838         $ 4,626         $ 74,969
                                                     ========       =========      ========         =======         ========
Net Assets Consists of:
 Contract owners' equity:
  Class A ........................................   $ 11,475       $  22,718      $  1,572         $   551         $  8,421
  Class B ........................................     54,870         136,151        10,375           3,733           62,844
  Class C ........................................      1,096           1,787           264              92            3,007
  Class D ........................................        323             355             6               5              387
 Depositor's equity:
  Class A ........................................          0               0           267             179              226
  Class B ........................................          0               0           296              22               28
  Class C ........................................         31               0            29              22               28
  Class D ........................................         31               0            29              22               28
                                                     --------       ---------      --------         -------         --------
  Net assets applicable to units outstanding .....   $ 67,826       $ 161,011      $ 12,838         $ 4,626         $ 74,969
                                                     ========       =========      ========         =======         ========
 Contract owners' units:
  Class A ........................................        857           1,522           132              61              746
  Class B ........................................      4,108           9,147           877             417            5,574
  Class C ........................................         90             175            22              10              267
  Class D ........................................         26              35             1               1               34
 Depositor's units:
  Class A ........................................          0               0            23              20               20
  Class B ........................................          0               0            25               3                3
  Class C ........................................          3               0             3               3                3
  Class D ........................................          3               0             3               3                3
 Total units outstanding:
  Class A ........................................        857           1,522           155              81              766
  Class B ........................................      4,108           9,147           902             420            5,577
  Class C ........................................         93             175            25              13              270
  Class D ........................................         29              35             4               4               37
 Accumulation unit value:
  Class A ........................................   $  13.39       $   14.92      $  11.85         $  8.95         $  11.28
  Class B ........................................      13.36           14.89         11.82            8.95            11.27
  Class C ........................................      12.19           10.20         11.69            8.93            11.25
  Class D ........................................      12.20           10.21         11.70            8.92            11.24

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands

                                                               WRL             WRL             WRL           WRL
                                                              Great           Great          Gabelli         LKCM
                                                           Companies -     Companies -       Global        Capital
                                                          Technology(SM)     Global(2)       Growth         Growth
                                                           Subaccount       Subaccount     Subaccount     Subaccount
Assets:
 Investment in securities:
  Number of shares ...................................         3,166             510           1,237            68
                                                            ========         =======        ========       =======
  Cost ...............................................      $ 30,796         $ 4,536        $ 11,624       $   692
                                                            ========         =======        ========       =======
 Investment, at net asset value ......................      $ 21,337         $ 4,352        $ 11,256       $   766
 Dividend receivable .................................             0               0               0             0
 Transfers receivable from depositor .................           175              15               7            29
                                                            --------         -------        --------       -------
  Total assets .......................................        21,512           4,367          11,263           795
                                                            --------         -------        --------       -------
Liabilities:
 Accrued expenses ....................................             0               0               0             0
 Transfers payable to depositor ......................             0               0            (405)            0
                                                            --------         -------        --------       -------
  Total liabilities ..................................             0               0            (405)            0
                                                            --------         -------        --------       -------
  Net assets .........................................      $ 21,512         $ 4,367        $ 10,858       $   795
                                                            ========         =======        ========       =======
Net Assets Consists of:
 Contract owners' equity:
  Class A ............................................      $  2,355         $   929        $  1,233       $    18
  Class B ............................................        18,586           2,934           8,825           209
  Class C ............................................           271             144             254             8
  Class D ............................................           115               0             160             0
 Depositor's equity:
  Class A ............................................           134             159             170           140
  Class B ............................................            17             159             170           140
  Class C ............................................            17              21              23           140
  Class D ............................................            17              21              23           140
                                                            --------         -------        --------       -------
  Net assets applicable to units outstanding .........      $ 21,512         $ 4,367        $ 10,858       $   795
                                                            ========         =======        ========       =======
 Contract owners' units:
  Class A ............................................           352             109             136             1
  Class B ............................................         2,783             345             974            18
  Class C ............................................            40              17              28             0
  Class D ............................................            17               0              17             0
 Depositor's units:
  Class A ............................................            20              19              19            13
  Class B ............................................             3              19              19            13
  Class C ............................................             3               3               3            13
  Class D ............................................             3               3               3            13
 Total units outstanding:
  Class A ............................................           372             128             155            14
  Class B ............................................         2,786             364             993            31
  Class C ............................................            43              20              31            13
  Class D ............................................            20               3              20            13
 Accumulation unit value:
  Class A ............................................      $   6.68         $  8.50        $   9.06       $ 11.18
  Class B ............................................          6.68            8.50            9.06         11.18
  Class C ............................................          6.67            8.49            9.05         11.17
  Class D ............................................          6.66            8.49            9.04         11.17

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Assets and Liabilities
At December 31, 2000
All Amounts (except per unit amounts) in Thousands

                                                            Fidelity VIP III       Fidelity VIP II     Fidelity VIP
                                                          Growth Opportunities      Contrafund(R)      Equity-Income
                                                               Subaccount             Subaccount        Subaccount
Assets:
 Investment in securities:
  Number of shares ...................................               209                   289               151
                                                                 =======               =======           =======
  Cost ...............................................           $ 4,137               $ 7,113           $ 3,659
                                                                 =======               =======           =======
 Investment, at net asset value ......................           $ 3,694               $ 6,841           $ 3,837
 Dividend receivable .................................                 0                     0                 0
 Transfers receivable from depositor .................                62                    46                 6
                                                                 -------               -------           -------
  Total assets .......................................             3,756                 6,887             3,843
                                                                 -------               -------           -------
Liabilities:
 Accrued expenses ....................................                 0                     0                 0
 Transfers payable to depositor ......................                 0                     0               (13)
                                                                 -------               -------           -------
  Total liabilities ..................................                 0                     0               (13)
                                                                 -------               -------           -------
  Net assets .........................................           $ 3,756               $ 6,887           $ 3,830
                                                                 =======               =======           =======
Net Assets Consists of:
 Contract owners' equity:
  Class A ............................................           $   722               $   992           $   895
  Class B ............................................             2,824                 5,360             2,723
  Class C ............................................               107                   386                92
  Class D ............................................                19                    57                12
 Depositor's equity:
  Class A ............................................                21                    23                27
  Class B ............................................                21                    23                27
  Class C ............................................                21                    23                27
  Class D ............................................                21                    23                27
                                                                 -------               -------           -------
  Net assets applicable to units outstanding .........           $ 3,756               $ 6,887           $ 3,830
                                                                 =======               =======           =======
 Contract owners' units:
  Class A ............................................                84                   105                81
  Class B ............................................               330                   573               248
  Class C ............................................                12                    41                 8
  Class D ............................................                 2                     6                 1
 Depositor's units:
  Class A ............................................                 3                     3                 3
  Class B ............................................                 3                     3                 3
  Class C ............................................                 3                     3                 3
  Class D ............................................                 3                     3                 3
 Total units outstanding:
  Class A ............................................                87                   108                84
  Class B ............................................               333                   576               251
  Class C ............................................                15                    44                11
  Class D ............................................                 5                     9                 4
 Accumulation unit value:
  Class A ............................................           $  8.54               $  9.36           $ 10.96
  Class B ............................................              8.54                  9.35             10.95
  Class C ............................................              8.52                  9.34             10.94
  Class D ............................................              8.51                  9.33             10.92

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Operations
For the Year Ended December 31, 2000
All Amounts in Thousands

                                                               WRL            WRL
                                                           J.P. Morgan       AEGON
                                                          Money Market       Bond
                                                           Subaccount     Subaccount
Investment Income:
 Dividend income .......................................  $     13,914    $    6,029
 Capital gain distributions ............................             0             0
                                                          ------------    ----------
  Total investment income ..............................        13,914         6,029
                                                          ------------    ----------
Expenses:
 Mortality and expense risk:
  Class A ..............................................           744           411
  Class B ..............................................         2,432         1,058
  Class C ..............................................            21             2
  Class D ..............................................             6             0
                                                          ------------    ----------
   Total expenses ......................................         3,203         1,471
                                                          ------------    ----------
  Net investment income (loss) .........................        10,711         4,558
                                                          ------------    ----------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .....             0        (2,126)
 Change in unrealized appreciation (depreciation) ......             0         7,324
                                                          ------------    ----------
  Net gain (loss) on investment securities .............             0         5,198
                                                          ------------    ----------
   Net increase (decrease) in net assets resulting
     from operations ...................................  $     10,711    $    9,756
                                                          ============    ==========

                                                                                              WRL
                                                               WRL             WRL            LKCM
                                                              Janus           Janus        Strategic
                                                              Growth          Global      Total Return
                                                            Subaccount      Subaccount     Subaccount
Investment Income:
 Dividend income .......................................  $      3,490     $    43,706    $    9,576
 Capital gain distributions ............................       323,127         268,046        28,951
                                                          ------------     -----------    ----------
  Total investment income ..............................       326,617         311,752        38,527
                                                          ------------     -----------    ----------
Expenses:
 Mortality and expense risk:
  Class A ..............................................        13,415           5,645         1,835
  Class B ..............................................        21,835          14,833         4,572
  Class C ..............................................            53              34            11
  Class D ..............................................             8               4             2
                                                          ------------     -----------    ----------
   Total expenses ......................................        35,311          20,516         6,420
                                                          ------------     -----------    ----------
  Net investment income (loss) .........................       291,306         291,236        32,107
                                                          ------------     -----------    ----------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .....       159,762         196,225        23,174
 Change in unrealized appreciation (depreciation) ......    (1,272,720)       (776,052)      (80,616)
                                                          ------------     -----------    ----------
  Net gain (loss) on investment securities .............    (1,112,958)       (579,827)      (57,442)
                                                          ------------     -----------    ----------
   Net increase (decrease) in net assets resulting
     from operations ...................................  $   (821,652)    $  (288,591)   $  (25,335)
                                                          ============     ===========    ==========

                                                               WRL             WRL
                                                               VKAM           Alger
                                                             Emerging       Aggressive
                                                              Growth          Growth
                                                            Subaccount      Subaccount
Investment Income:
 Dividend income .......................................   $    12,626     $    11,177
 Capital gain distributions ............................       350,775          84,981
                                                           -----------     -----------
  Total investment income ..............................       363,401          96,158
                                                           -----------     -----------
Expenses:
 Mortality and expense risk:
  Class A ..............................................         5,383           2,034
  Class B ..............................................        15,333           8,652
  Class C ..............................................            32              20
  Class D ..............................................             6               3
                                                           -----------     -----------
   Total expenses ......................................        20,754          10,709
                                                           -----------     -----------
  Net investment income (loss) .........................       342,647          85,449
                                                           -----------     -----------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .....       343,905          39,321
 Change in unrealized appreciation (depreciation) ......      (892,894)       (415,105)
                                                           -----------     -----------
  Net gain (loss) on investment securities .............      (548,989)       (375,784)
                                                           -----------     -----------
   Net increase (decrease) in net assets resulting
     from operations ...................................   $  (206,342)    $  (290,335)
                                                           ===========     ===========

                                                                               WRL            WRL
                                                               WRL          Federated         Dean
                                                              AEGON          Growth &        Asset
                                                             Balanced         Income       Allocation
                                                            Subaccount      Subaccount     Subaccount
Investment Income:
 Dividend income .......................................  $      1,646     $     3,880     $   7,210
 Capital gain distributions ............................             0              28         6,319
                                                          ------------     -----------     ---------
  Total investment income ..............................         1,646           3,908        13,529
                                                          ------------     -----------     ---------
Expenses:
 Mortality and expense risk:
  Class A ..............................................           233             160           613
  Class B ..............................................           931             732         1,830
  Class C ..............................................             2               2             2
  Class D ..............................................             1               1             1
                                                          ------------     -----------     ---------
   Total expenses ......................................         1,167             895         2,446
                                                          ------------     -----------     ---------
  Net investment income (loss) .........................           479           3,013        11,083
                                                          ------------     -----------     ---------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .....         1,977          (2,197)       (2,747)
 Change in unrealized appreciation (depreciation) ......           883          16,122        17,097
                                                          ------------     -----------     ---------
  Net gain (loss) on investment securities .............         2,860          13,925        14,350
                                                          ------------     -----------     ---------
   Net increase (decrease) in net assets resulting
     from operations ...................................  $      3,339     $    16,938     $  25,433
                                                          ============     ===========     =========

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Operations
For the Year Ended December 31, 2000
All Amounts in Thousands

                                                                                             WRL                         WRL
                                                               WRL            WRL             GE            WRL         Third
                                                            C.A.S.E.          NWQ       International        GE         Avenue
                                                             Growth      Value Equity       Equity      U.S. Equity     Value
                                                           Subaccount     Subaccount      Subaccount     Subaccount   Subaccount
Investment Income:
 Dividend income .......................................   $    8,276      $  1,429       $     490      $   1,248    $    625
 Capital gain distributions ............................        1,853         1,125           3,690          6,575       1,603
                                                           ----------      --------       ---------      ---------    --------
  Total investment income ..............................       10,129         2,554           4,180          7,823       2,228
                                                           ----------      --------       ---------      ---------    --------
Expenses:
 Mortality and expense risk:
  Class A ..............................................          167           399              79            488         129
  Class B ..............................................          663         1,044             287          1,801         436
  Class C ..............................................            1             1               1              6           3
  Class D ..............................................            1             1               1              2           1
                                                           ----------      --------       ---------      ---------    --------
   Total expenses ......................................          832         1,445             368          2,297         569
                                                           ----------      --------       ---------      ---------    --------
  Net investment income (loss) .........................        9,297         1,109           3,812          5,526       1,659
                                                           ----------      --------       ---------      ---------    --------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .....        1,335        (3,150)             19          4,746       4,951
 Change in unrealized appreciation (depreciation) ......      (23,889)       14,800          (8,447)       (13,500)      2,905
                                                           ----------      --------       ---------      ---------    --------
  Net gain (loss) on investment securities .............      (22,554)       11,650          (8,428)        (8,754)      7,856
                                                           ----------      --------       ---------      ---------    --------
   Net increase (decrease) in net assets resulting
     from operations ...................................   $  (13,257)     $ 12,759       $  (4,616)     $  (3,228)   $  9,515
                                                           ==========      ========       =========      =========    ========

                                                             WRL           WRL          WRL            WRL             WRL
                                                         J.P. Morgan     Goldman      Goldman        T. Rowe         T. Rowe
                                                         Real Estate      Sachs        Sachs          Price           Price
                                                          Securities     Growth      Small Cap   Dividend Growth    Small Cap
                                                          Subaccount   Subaccount   Subaccount      Subaccount      Subaccount
Investment Income:
 Dividend income ......................................   $     125    $     101    $     102       $      52       $     215
 Capital gain distributions ...........................           0           74           20               0               1
                                                          ---------    ---------    ---------       ---------       ---------
  Total investment income .............................         125          175          122              52             216
                                                          ---------    ---------    ---------       ---------       ---------
Expenses:
 Mortality and expense risk:
  Class A .............................................          13           25            8              34              79
  Class B .............................................          64          128           49             118             166
  Class C .............................................           1            2            1               2               3
  Class D .............................................           1            1            1               1               0
                                                          ---------    ---------    ---------       ---------       ---------
   Total expenses .....................................          79          156           59             155             248
                                                          ---------    ---------    ---------       ---------       ---------
  Net investment income (loss) ........................          46           19           63            (103)            (32)
                                                          ---------    ---------    ---------       ---------       ---------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities ....         529          477           65            (252)          1,133
 Change in unrealized appreciation (depreciation) .....         668       (1,814)        (378)          1,501          (4,350)
                                                          ---------    ---------    ---------       ---------       ---------
  Net gain (loss) on investment securities ............       1,197       (1,337)        (313)          1,249          (3,217)
                                                          ---------    ---------    ---------       ---------       ---------
   Net increase (decrease) in net assets resulting
     from operations ..................................   $   1,243    $  (1,318)   $    (250)      $   1,146       $  (3,249)
                                                          =========    =========    =========       =========       =========

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Operations
For the Year Ended December 31, 2000
All Amounts in Thousands

                                                            WRL            WRL
                                                          Salomon    Pilgrim Baxter
                                                          All Cap    Mid Cap Growth
                                                        Subaccount     Subaccount
Investment Income:
 Dividend income .....................................  $     631      $    1,613
 Capital gain distributions ..........................        151               0
                                                        ---------      ----------
  Total investment income ............................        782           1,613
                                                        ---------      ----------
Expenses:
 Mortality and expense risk:
  Class A ............................................         58             275
  Class B ............................................        333           1,657
  Class C ............................................          6              17
  Class D ............................................          2               3
                                                        ---------      ----------
   Total expenses ....................................        399           1,952
                                                        ---------      ----------
  Net investment income (loss) .......................        383            (339)
                                                        ---------      ----------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities ...      1,195           8,642
 Change in unrealized appreciation (depreciation) ....        699         (73,957)
                                                        ---------      ----------
  Net gain (loss) on investment securities ...........      1,894         (65,315)
                                                        ---------      ----------
   Net increase (decrease) in net assets resulting
     from operations .................................  $   2,277      $  (65,654)
                                                        =========      ==========

                                                                                              WRL
                                                            WRL             WRL              Great
                                                          Dreyfus        Value Line       Companies -
                                                          Mid Cap    Aggressive Growth     America(S)M
                                                        Subaccount     Subaccount(1)     Subaccount(1)
Investment Income:
 Dividend income .....................................    $  204          $     0          $     0
 Capital gain distributions ..........................         0                0                0
                                                          ------          -------          -------
  Total investment income ............................       204                0                0
                                                          ------          -------          -------
Expenses:
 Mortality and expense risk:
  Class A ............................................        16                5               31
  Class B ............................................        74               22              307
  Class C ............................................         2                1               11
  Class D ............................................         0                0                2
                                                          ------          -------          -------
   Total expenses ....................................        92               28              351
                                                          ------          -------          -------
  Net investment income (loss) .......................       112              (28)            (351)
                                                          ------          -------          -------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities ...       461              (31)              32
 Change in unrealized appreciation (depreciation) ....      (311)            (785)           5,835
                                                          ------          -------          -------
  Net gain (loss) on investment securities ...........       150             (816)           5,867
                                                          ------          -------          -------
   Net increase (decrease) in net assets resulting
     from operations .................................    $  262          $  (844)         $ 5,516
                                                          ======          =======          =======

                                                               WRL              WRL              WRL               WRL
                                                              Great            Great           Gabelli            LKCM
                                                           Companies -      Companies -         Global           Capital
                                                           Technology(SM)     Global2           Growth           Growth
                                                          Subaccount(1)    Subaccount(1)    Subaccount(1)     Subaccount(1)
Investment Income:
 Dividend income .......................................   $        0       $        0         $     0           $    0
 Capital gain distributions ............................            0                0               0                0
                                                           ----------       ----------         -------           ------
  Total investment income ..............................            0                0               0                0
                                                           ----------       ----------         -------           ------
Expenses:
 Mortality and expense risk:
  Class A ..............................................           22                2               3                0
  Class B ..............................................          132                6              18                0
  Class C ..............................................            2                0               1                0
  Class D ..............................................            1                0               1                0
                                                           ----------       ----------         -------           ------
   Total expenses ......................................          157                8              23                0
                                                           ----------       ----------         -------           ------
  Net investment income (loss) .........................         (157)              (8)            (23)               0
                                                           ----------       -----------        -------           ------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .....       (1,460)             (13)            (89)               0
 Change in unrealized appreciation (depreciation) ......       (9,459)            (184)           (368)              74
                                                           ----------       ----------         -------           ------
  Net gain (loss) on investment securities .............      (10,919)            (197)           (457)              74
                                                           ----------       ----------         -------           ------
   Net increase (decrease) in net assets resulting
     from operations ...................................   $  (11,076)      $     (205)        $  (480)          $   74
                                                           ==========       ==========         =======           ======

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Operations
For the Year Ended December 31, 2000
All Amounts in Thousands

                                                              Fidelity VIP III       Fidelity VIP II     Fidelity VIP
                                                            Growth Opportunities      Contrafund(R)      Equity-Income
                                                                Subaccount(1)         Subaccount(1)      Subaccount(1)
Investment Income:
 Dividend income .......................................          $     0                $     0            $   0
 Capital gain distributions ............................                0                      0                0
                                                                  -------                -------            -----
  Total investment income ..............................                0                      0                0
                                                                  -------                -------            -----
Expenses:
 Mortality and expense risk:
  Class A ..............................................                4                      4                3
  Class B ..............................................               15                     24               10
  Class C ..............................................                1                      2                1
  Class D ..............................................                0                      1                0
                                                                  -------                -------            -----
   Total expenses ......................................               20                     31               14
                                                                  -------                -------            -----
  Net investment income (loss) .........................              (20)                   (31)             (14)
                                                                  -------                -------            -----
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .....               (9)                    (5)              19
 Change in unrealized appreciation (depreciation) ......             (443)                  (272)             178
                                                                  -------                -------            -----
  Net gain (loss) on investment securities .............             (452)                  (277)             197
                                                                  -------                -------            -----
   Net increase (decrease) in net assets resulting
     from operations ...................................          $  (472)               $  (308)           $ 183
                                                                  =======                =======            =====

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                           WRL                        WRL
                                                       J.P. Morgan                   AEGON
                                                       Money Market                  Bond
                                                        Subaccount                Subaccount
                                                -------------------------- -------------------------
                                                       December 31,              December 31,
                                                -------------------------- -------------------------
                                                     2000        1999(1)       2000        1999(1)
                                                ------------- ------------ ------------ ------------
Operations:
 Net investment income (loss) .................  $   10,711    $   7,937    $   4,558    $   5,378
 Net gain (loss) on investment securities .....           0            0        5,198      (11,275)
                                                 ----------    ---------    ---------    ---------
 Net increase (decrease) in net assets
  resulting from operations ...................      10,711        7,937        9,756       (5,897)
                                                 ----------    ---------    ---------    ---------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .......     (31,951)     291,332       (5,024)       6,238
                                                 ----------    ---------    ---------    ---------
 Less cost of units redeemed:
  Administrative charges ......................          73           87           50           67
  Policy loans ................................         100          151           13            1
  Surrender benefits ..........................      76,271       73,392       13,830       18,318
  Death benefits ..............................       2,253        2,150          938          516
                                                 ----------    ---------    ---------    ---------
                                                     78,697       75,780       14,831       18,902
                                                 ----------    ---------    ---------    ---------
  Increase (decrease) in net assets from
   capital unit transactions ..................    (110,648)     215,552      (19,855)     (12,664)
                                                 ----------    ---------    ---------    ---------
  Net increase (decrease) in net assets .......     (99,937)     223,489      (10,099)     (18,561)
 Depositor's equity contribution
  (net redemption) ............................         (26)          50          (25)          50
Net Assets:
 Beginning of year ............................     366,318      142,779      124,166      142,677
                                                 ----------    ---------    ---------    ---------
 End of year ..................................  $  266,355    $ 366,318    $ 114,042    $ 124,166
                                                 ==========    =========    =========    =========

                                                             WRL
                                                            Janus
                                                            Growth
                                                          Subaccount
                                                ------------------------------
                                                         December 31,
                                                ------------------------------
                                                      2000          1999(1)
                                                --------------- --------------
Operations:
 Net investment income (loss) .................  $    291,306    $   444,118
 Net gain (loss) on investment securities .....    (1,112,958)       529,806
                                                 ------------    -----------
 Net increase (decrease) in net assets
  resulting from operations ...................      (821,652)       973,924
                                                 ------------    -----------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .......       266,849        283,212
                                                 ------------    -----------
 Less cost of units redeemed:
  Administrative charges ......................         1,271          1,134
  Policy loans ................................           905          1,099
  Surrender benefits ..........................       236,177        192,295
  Death benefits ..............................        10,459          8,618
                                                 ------------    -----------
                                                      248,812        203,146
                                                 ------------    -----------
  Increase (decrease) in net assets from
   capital unit transactions ..................        18,037         80,066
                                                 ------------    -----------
  Net increase (decrease) in net assets .......      (803,615)     1,053,990
 Depositor's equity contribution
  (net redemption) ............................           (31)            96
Net Assets:
 Beginning of year ............................     2,697,336      1,643,250
                                                 ------------    -----------
 End of year ..................................  $  1,893,690    $ 2,697,336
                                                 ============    ===========

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                        WRL
                                                       Janus
                                                       Global
                                                     Subaccount
                                           ------------------------------
                                                    December 31,
                                           ------------------------------
                                                 2000          1999(1)
                                           --------------- --------------
Operations:
 Net investment income (loss) ............   $   291,236    $    80,775
 Net gain (loss) on investment securities       (579,827)       501,022
                                             -----------    -----------
 Net increase (decrease) in net assets
  resulting from operations ..............      (288,591)       581,797
                                             -----------    -----------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ..       209,133        123,780
                                             -----------    -----------
 Less cost of units redeemed:
  Administrative charges .................           693            566
  Policy loans ...........................           446            596
  Surrender benefits .....................       124,444         88,761
  Death benefits .........................         6,198          3,381
                                             -----------    -----------
                                                 131,781         93,304
                                             -----------    -----------
  Increase (decrease) in net assets from
   capital unit transactions .............        77,352         30,476
                                             -----------    -----------
  Net increase (decrease) in net assets ..      (211,239)       612,273
 Depositor's equity contribution
  (net redemption) .......................           (28)            50
Net Assets:
 Beginning of year .......................     1,435,193        822,870
                                             -----------    -----------
 End of year .............................   $ 1,223,926    $ 1,435,193
                                             ===========    ===========

                                                       WRL                          WRL
                                                      LKCM                          VKAM
                                                    Strategic                     Emerging
                                                  Total Return                     Growth
                                                   Subaccount                    Subaccount
                                           --------------------------- ------------------------------
                                                  December 31,                  December 31,
                                           --------------------------- ------------------------------
                                                2000        1999(1)          2000          1999(1)
                                           ------------- ------------- --------------- --------------
Operations:
 Net investment income (loss) ............   $  32,107     $  36,313     $   342,647    $   169,790
 Net gain (loss) on investment securities      (57,442)       13,365        (548,989)       464,933
                                             ---------     ---------     -----------    -----------
 Net increase (decrease) in net assets
  resulting from operations ..............     (25,335)       49,678        (206,342)       634,723
                                             ---------     ---------     -----------    -----------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ..      11,484        22,908         266,136        132,553
                                             ---------     ---------     -----------    -----------
 Less cost of units redeemed:
  Administrative charges .................         190           235             702            456
  Policy loans ...........................          78           130             730            425
  Surrender benefits .....................      43,875        46,748         123,516         65,473
  Death benefits .........................       2,165         1,980           3,223          2,456
                                             ---------     ---------     -----------    -----------
                                                46,308        49,093         128,171         68,810
                                             ---------     ---------     -----------    -----------
  Increase (decrease) in net assets from
   capital unit transactions .............     (34,824)      (26,185)        137,965         63,743
                                             ---------     ---------     -----------    -----------
  Net increase (decrease) in net assets ..     (60,159)       23,493         (68,377)       698,466
 Depositor's equity contribution
  (net redemption) .......................         (29)           97             (31)            50
Net Assets:
 Beginning of year .......................     513,101       489,511       1,281,775        583,259
                                             ---------     ---------     -----------    -----------
 End of year .............................   $ 452,913     $ 513,101     $ 1,213,367    $ 1,281,775
                                             =========     =========     ===========    ===========

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                               WRL                      WRL                     WRL
                                                              Alger                    AEGON                 Federated
                                                        Aggressive Growth            Balanced             Growth & Income
                                                           Subaccount               Subaccount              Subaccount
                                                    ------------------------- ----------------------- -----------------------
                                                          December 31,             December 31,            December 31,
                                                    ------------------------- ----------------------- -----------------------
                                                         2000       1999(1)       2000      1999(1)      2000       1999(1)
                                                    ------------- ----------- ----------- ----------- ---------- ------------
Operations:
 Net investment income (loss) .....................  $   85,449    $  73,618   $    479    $    631    $  3,013   $   3,476
 Net gain (loss) on investment securities .........    (375,784)     213,631      2,860         450      13,925      (7,289)
                                                     ----------    ---------   --------    --------    --------   ---------
 Net increase (decrease) in net assets
  resulting from operations .......................    (290,335)     287,249      3,339       1,081      16,938      (3,813)
                                                     ----------    ---------   --------    --------    --------   ---------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........     202,098      112,487      5,792      16,567      27,906      (1,114)
                                                     ----------    ---------   --------    --------    --------   ---------
 Less cost of units redeemed:
  Administrative charges ..........................         419          330         44          48          33          38
  Policy loans ....................................         348          277         41          24           6           5
  Surrender benefits ..............................      60,201       39,958      8,264       7,558       7,208       6,215
  Death benefits ..................................       1,498        1,354        805         378         273         408
                                                     ----------    ---------   --------    --------    --------   ---------
                                                         62,466       41,919      9,154       8,008       7,520       6,666
                                                     ----------    ---------   --------    --------    --------   ---------
  Increase (decrease) in net assets from
   capital unit transactions ......................     139,632       70,568     (3,362)      8,559      20,386      (7,780)
                                                     ----------    ---------   --------    --------    --------   ---------
  Net increase (decrease) in net assets ...........    (150,703)     357,817        (23)      9,640      37,324     (11,593)
 Depositor's equity contribution
  (net redemption) ................................         (28)          50          0          50           0          50
Net Assets:
 Beginning of year ................................     746,116      388,249     88,438      78,748      57,107      68,650
                                                     ----------    ---------   --------    --------    --------   ---------
 End of year ......................................  $  595,385    $ 746,116   $ 88,415    $ 88,438    $ 94,431   $  57,107
                                                     ==========    =========   ========    ========    ========   =========

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                               WRL
                                                               Dean
                                                              Asset
                                                            Allocation
                                                            Subaccount
                                                    --------------------------
                                                           December 31,
                                                    --------------------------
                                                         2000        1999(1)
                                                    ------------- ------------
Operations:
 Net investment income (loss) .....................   $  11,083    $   5,230
 Net gain (loss) on investment securities .........      14,350      (24,932)
                                                      ---------    ---------
 Net increase (decrease) in net assets
  resulting from operations .......................      25,433      (19,702)
                                                      ---------    ---------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........     (51,789)     (48,724)
                                                      ---------    ---------
 Less cost of units redeemed:
  Administrative charges ..........................          90          141
  Policy loans ....................................           0           62
  Surrender benefits ..............................      19,662       27,289
  Death benefits ..................................       1,391        1,211
                                                      ---------    ---------
                                                         21,143       28,703
                                                      ---------    ---------
  Increase (decrease) in net assets from
   capital unit transactions ......................     (72,932)     (77,427)
                                                      ---------    ---------
  Net increase (decrease) in net assets ...........     (47,499)     (97,129)
 Depositor's equity contribution
  (net redemption) ................................           0           50
Net Assets:
 Beginning of year ................................     226,245      323,324
                                                      ---------    ---------
 End of year ......................................   $ 178,746    $ 226,245
                                                      =========    =========


                                                              WRL                       WRL
                                                            C.A.S.E.                    NWQ
                                                             Growth                 Value Equity
                                                           Subaccount                Subaccount
                                                    ------------------------ --------------------------
                                                          December 31,              December 31,
                                                    ------------------------ --------------------------
                                                        2000       1999(1)        2000        1999(1)
                                                    ------------ ----------- ------------- ------------
Operations:
 Net investment income (loss) .....................  $   9,297    $  5,499     $   1,109    $     996
 Net gain (loss) on investment securities .........    (22,554)     10,110        11,650        5,282
                                                     ---------    --------     ---------    ---------
 Net increase (decrease) in net assets
  resulting from operations .......................    (13,257)     15,609        12,759        6,278
                                                     ---------    --------     ---------    ---------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........      3,354       3,993         1,183      (15,351)
                                                     ---------    --------     ---------    ---------
 Less cost of units redeemed:
  Administrative charges ..........................         35          41            54           73
  Policy loans ....................................         23          23            40           32
  Surrender benefits ..............................      6,170       5,232        10,248       11,160
  Death benefits ..................................        103         498           511          468
                                                     ---------    --------     ---------    ---------
                                                         6,331       5,794        10,853       11,733
                                                     ---------    --------     ---------    ---------
  Increase (decrease) in net assets from
   capital unit transactions ......................     (2,977)     (1,801)       (9,670)     (27,084)
                                                     ---------    --------     ---------    ---------
  Net increase (decrease) in net assets ...........    (16,234)     13,808         3,089      (20,806)
 Depositor's equity contribution
  (net redemption) ................................          0          50             0           50
Net Assets:
 Beginning of year ................................     65,599      51,741       110,101      130,857
                                                     ---------    --------     ---------    ---------
 End of year ......................................  $  49,365    $ 65,599     $ 113,190    $ 110,101
                                                     =========    ========     =========    =========

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                              WRL                       WRL                      WRL
                                                               GE                        GE                  Third Avenue
                                                      International Equity          U.S. Equity                 Value
                                                           Subaccount                Subaccount               Subaccount
                                                    ------------------------ -------------------------- ----------------------
                                                          December 31,              December 31,             December 31,
                                                    ------------------------ -------------------------- ----------------------
                                                        2000       1999(1)        2000        1999(1)      2000      1999(1)
                                                    ------------ ----------- ------------- ------------ ---------- -----------
Operations:
 Net investment income (loss) .....................   $  3,812    $    968     $   5,526    $   9,358    $  1,659   $    234
 Net gain (loss) on investment securities .........     (8,428)      5,382        (8,754)       9,458       7,856      1,707
                                                      --------    --------     ---------    ---------    --------   --------
 Net increase (decrease) in net assets
  resulting from operations .......................     (4,616)      6,350        (3,228)      18,816       9,515      1,941
                                                      --------    --------     ---------    ---------    --------   --------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........      8,034      (4,546)       37,457       47,958      54,263       (406)
                                                      --------    --------     ---------    ---------    --------   --------
 Less cost of units redeemed:
  Administrative charges ..........................         12          14            62           54          13          5
  Policy loans ....................................          6           9            62           29           4          2
  Surrender benefits ..............................      1,851       1,520        11,549       10,589       3,613        978
  Death benefits ..................................         61          69           529          350         125        133
                                                      --------    --------     ---------    ---------    --------   --------
                                                         1,930       1,612        12,202       11,022       3,755      1,118
                                                      --------    --------     ---------    ---------    --------   --------
  Increase (decrease) in net assets from
   capital unit transactions ......................      6,104      (6,158)       25,255       36,936      50,508     (1,524)
                                                      --------    --------     ---------    ---------    --------   --------
  Net increase (decrease) in net assets ...........      1,488         192        22,027       55,752      60,023        417
 Depositor's equity contribution
  (net redemption) ................................          0          50           (11)          50           0       (246)
Net Assets:
 Beginning of year ................................     26,401      26,159       152,677       96,875      15,511     15,340
                                                      --------    --------     ---------    ---------    --------   --------
 End of year ......................................   $ 27,889    $ 26,401     $ 174,693    $ 152,677    $ 75,534   $ 15,511
                                                      ========    ========     =========    =========    ========   ========

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                              WRL                      WRL                    WRL
                                                          J.P. Morgan             Goldman Sachs          Goldman Sachs
                                                     Real Estate Securities          Growth                Small Cap
                                                           Subaccount              Subaccount              Subaccount
                                                    ------------------------ ----------------------- ----------------------
                                                          December 31,            December 31,            December 31,
                                                    ------------------------ ----------------------- ----------------------
                                                        2000       1999(1)       2000      1999(1)       2000      1999(1)
                                                    ------------ ----------- ----------- ----------- ----------- ----------
Operations:
 Net investment income (loss) .....................   $     46     $    19    $     19     $   (37)    $    63    $    67
 Net gain (loss) on investment securities .........      1,197        (199)     (1,337)      1,005        (313)       334
                                                      --------     -------    --------     -------     -------    -------
 Net increase (decrease) in net assets
  resulting from operations .......................      1,243        (180)     (1,318)        968        (250)       401
                                                      --------     -------    --------     -------     -------    -------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........     10,978         430       9,248       5,819       4,202      1,512
                                                      --------     -------    --------     -------     -------    -------
 Less cost of units redeemed:
  Administrative charges ..........................          1           1           3           0           1          0
  Policy loans ....................................          1           0           1           0          16          0
  Surrender benefits ..............................        948          70         410          75         232         18
  Death benefits ..................................         29           0           0           0           0          0
                                                      --------     -------    --------     -------     -------    -------
                                                           979          71         414          75         249         18
                                                      --------     -------    --------     -------     -------    -------
  Increase (decrease) in net assets from
   capital unit transactions ......................      9,999         359       8,834       5,744       3,953      1,494
                                                      --------     -------    --------     -------     -------    -------
  Net increase (decrease) in net assets ...........     11,242         179       7,516       6,712       3,703      1,895
 Depositor's equity contribution
  (net redemption) ................................       (623)         11           0         524        (545)       523
Net Assets:
 Beginning of year ................................      2,085       1,895       7,236           0       2,418          0
                                                      --------     -------    --------     -------     -------    -------
 End of year ......................................   $ 12,704     $ 2,085    $ 14,752     $ 7,236     $ 5,576    $ 2,418
                                                      ========     =======    ========     =======     =======    =======

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                              WRL                    WRL                     WRL
                                                         T. Rowe Price          T. Rowe Price              Salomon
                                                        Dividend Growth           Small Cap                All Cap
                                                          Subaccount              Subaccount             Subaccount
                                                    ----------------------- ---------------------- -----------------------
                                                         December 31,            December 31,           December 31,
                                                    ----------------------- ---------------------- -----------------------
                                                        2000      1999(1)       2000      1999(1)      2000       1999(1)
                                                    ----------- ----------- ------------ --------- ------------ ----------
Operations:
 Net investment income (loss) .....................  $   (103)    $   (45)    $    (32)   $   217    $    383    $   150
 Net gain (loss) on investment securities .........     1,249        (367)      (3,217)     1,985       1,894        464
                                                     --------     -------     --------    -------    --------    -------
 Net increase (decrease) in net assets
  resulting from operations .......................     1,146        (412)      (3,249)     2,202       2,277        614
                                                     --------     -------     --------    -------    --------    -------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........     6,642       8,269       17,563      6,412      61,668      5,251
                                                     --------     -------     --------    -------    --------    -------
 Less cost of units redeemed:
  Administrative charges ..........................         2           0            6          1           7          1
  Policy loans ....................................         4           0            0          0          11          0
  Surrender benefits ..............................       670         174        1,343        180       1,734         94
  Death benefits ..................................        58           0            5          0          53          0
                                                     --------     -------     --------    -------    --------    -------
                                                          734         174        1,354        181       1,805         95
                                                     --------     -------     --------    -------    --------    -------
  Increase (decrease) in net assets from
   capital unit transactions ......................     5,908       8,095       16,209      6,231      59,863      5,156
                                                     --------     -------     --------    -------    --------    -------
  Net increase (decrease) in net assets ...........     7,054       7,683       12,960      8,433      62,140      5,770
 Depositor's equity contribution
  (net redemption) ................................       (25)        525         (628)       462        (607)       523
Net Assets:
 Beginning of year ................................     8,208           0        8,895          0       6,293          0
                                                     --------     -------     --------    -------    --------    -------
 End of year ......................................  $ 15,237     $ 8,208     $ 21,227    $ 8,895    $ 67,826    $ 6,293
                                                     ========     =======     ========    =======    ========    =======

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                               WRL                       WRL                   WRL
                                                          Pilgrim Baxter               Dreyfus             Value Line
                                                          Mid Cap Growth               Mid Cap          Aggressive Growth
                                                            Subaccount               Subaccount            Subaccount
                                                    -------------------------- ----------------------- ------------------
                                                           December 31,             December 31,          December 31,
                                                    -------------------------- ----------------------- ------------------
                                                         2000        1999(1)       2000      1999(1)         2000(1)
                                                    ------------- ------------ ----------- ----------- ------------------
Operations:
 Net investment income (loss) .....................   $    (339)    $    (18)   $    112     $   (11)       $   (28)
 Net gain (loss) on investment securities .........     (65,315)      10,473         150         146           (816)
                                                      ---------     --------    --------     -------        -------
 Net increase (decrease) in net assets
  resulting from operations .......................     (65,654)      10,455         262         135           (844)
                                                      ---------     --------    --------     -------        -------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........     203,811       22,426      10,132       2,434          5,328
                                                      ---------     --------    --------     -------        -------
 Less cost of units redeemed:
  Administrative charges ..........................          43            2           2           0              1
  Policy loans ....................................          97            0           0           0              0
  Surrender benefits ..............................       9,097          384         633          14            132
  Death benefits ..................................         171            0           0           0              0
                                                      ---------     --------    --------     -------        -------
                                                          9,408          386         635          14            133
                                                      ---------     --------    --------     -------        -------
  Increase (decrease) in net assets from
   capital unit transactions ......................     194,403       22,040       9,497       2,420          5,195
                                                      ---------     --------    --------     -------        -------
  Net increase (decrease) in net assets ...........     128,749       32,495       9,759       2,555          4,351
 Depositor's equity contribution
  (net redemption) ................................         (62)        (171)          0         524            275
Net Assets:
 Beginning of year ................................      32,324            0       3,079           0              0
                                                      ---------     --------    --------     -------        -------
 End of year ......................................   $ 161,011     $ 32,324    $ 12,838     $ 3,079        $ 4,626
                                                      =========     ========    ========     =======        =======

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                            WRL              WRL              WRL             WRL
                                                           Great            Great            Great          Gabelli
                                                        Companies -      Companies -      Companies -        Global
                                                         America(SM)    Technology(SM)      Global(2)        Growth
                                                        Subaccount       Subaccount       Subaccount       Subaccount
                                                      --------------   --------------   --------------   -------------
                                                       December 31,     December 31,     December 31,     December 31,
                                                      --------------   --------------   --------------   -------------
                                                          2000(1)          2000(1)          2000(1)         2000(1)
                                                      --------------   --------------   --------------   -------------
Operations:
 Net investment income (loss) .....................      $   (351)       $    (157)        $    (8)        $    (23)
 Net gain (loss) on investment securities .........         5,867          (10,919)           (197)            (457)
                                                         --------        ---------         -------         --------
 Net increase (decrease) in net assets
  resulting from operations .......................         5,516          (11,076)           (205)            (480)
                                                         --------        ---------         -------         --------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........        70,574           32,919           4,180           10,961
                                                         --------        ---------         -------         --------
 Less cost of units redeemed:
  Administrative charges ..........................             4                2               0                0
  Policy loans ....................................             5                1               0                1
  Surrender benefits ..............................         1,387              603              33               47
  Death benefits ..................................             0                0               0                0
                                                         --------        ---------         -------         --------
                                                            1,396              606              33               48
                                                         --------        ---------         -------         --------
  Increase (decrease) in net assets from
   capital unit transactions ......................        69,178           32,313           4,147           10,913
                                                         --------        ---------         -------         --------
  Net increase (decrease) in net assets ...........        74,694           21,237           3,942           10,433
 Depositor's equity contribution
  (net redemption) ................................           275              275             425              425
Net Assets:
 Beginning of year ................................             0                0               0                0
                                                         --------        ---------         -------         --------
 End of year ......................................      $ 74,969        $  21,512         $ 4,367         $ 10,858
                                                         ========        =========         =======         ========

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                          WRL
                                                         LKCM
                                                        Capital       Fidelity VIP III     Fidelity VIP II   Fidelity VIP
                                                        Growth      Growth Opportunities    Contrafund(R)    Equity-Income
                                                      Subaccount         Subaccount           Subaccount      Subaccount
                                                    -------------- ---------------------- ----------------- --------------
                                                     December 31,       December 31,         December 31,    December 31,
                                                    -------------- ---------------------- ----------------- --------------
                                                        2000(1)            2000(1)             2000(1)          2000(1)
                                                    -------------- ---------------------- ----------------- --------------
Operations:
 Net investment income (loss) .....................      $   0            $   (20)             $   (31)        $   (14)
 Net gain (loss) on investment securities .........         74               (452)                (277)            197
                                                         -----            -------              -------         -------
 Net increase (decrease) in net assets
  resulting from operations .......................         74               (472)                (308)            183
                                                         -----            -------              -------         -------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........        221              4,205                7,225           3,577
                                                         -----            -------              -------         -------
 Less cost of units redeemed:
  Administrative charges ..........................          0                  0                    0               0
  Policy loans ....................................          0                  0                    8               0
  Surrender benefits ..............................          0                 77                  117              30
  Death benefits ..................................          0                  0                    5               0
                                                         -----            -------              -------         -------
                                                             0                 77                  130              30
                                                         -----            -------              -------         -------
  Increase (decrease) in net assets from
   capital unit transactions ......................        221              4,128                7,095           3,547
                                                         -----            -------              -------         -------
  Net increase (decrease) in net assets ...........        295              3,656                6,787           3,730
 Depositor's equity contribution
  (net redemption) ................................        500                100                  100             100
Net Assets:
 Beginning of year ................................          0                  0                    0               0
                                                         -----            -------              -------         -------
 End of year ......................................      $ 795            $ 3,756              $ 6,887         $ 3,830
                                                         =====            =======              =======         =======

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                        Accumulation
                                                         Unit Value,
                                            Year          Beginning
                                           Ended           of Year
                                     ----------------- --------------
WRL J.P. Morgan Money Market Subaccount
   Class A .........................      12/31/00         $ 14.88
                                          12/31/99           14.37
                                          12/31/98           13.82
                                          12/31/97           13.29
                                          12/31/96           12.80
   Class B .........................      12/31/00           12.40
                                          12/31/99           11.99
                                          12/31/98           11.55
                                          12/31/97           11.12
                                          12/31/96           10.73
   Class C .........................      12/31/00           10.05
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           10.05
                                          12/31/99(1)        10.00
WRL AEGON Bond Subaccount
   Class A .........................      12/31/00           20.20
                                          12/31/99           21.08
                                          12/31/98           19.52
                                          12/31/97           18.11
                                          12/31/96           18.31
   Class B .........................      12/31/00           13.83
                                          12/31/99           14.45
                                          12/31/98           13.41
                                          12/31/97           12.46
                                          12/31/96           12.61
   Class C .........................      12/31/00            9.98
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00            9.98
                                          12/31/99(1)        10.00
WRL Janus Growth Subaccount
   Class A .........................      12/31/00           98.62
                                          12/31/99           62.54
                                          12/31/98           38.50
                                          12/31/97           33.17
                                          12/31/96           28.47
   Class B .........................      12/31/00           47.42
                                          12/31/99           30.12
                                          12/31/98           18.57
                                          12/31/97           16.02
                                          12/31/96           13.77

                                                       Net Realized         Net        Accumulation
                                           Net        and Unrealized   Income (Loss)   Unit Value,
                                        Investment      Gain (Loss)         from           End
                                      Income (Loss)    on Investment     Operations      of Year
                                     --------------- ---------------- --------------- -------------
WRL J.P. Morgan Money Market Subaccount
   Class A .........................     $  0.71        $     0.00      $     0.71       $ 15.59
                                            0.51              0.00            0.51         14.88
                                            0.55              0.00            0.55         14.37
                                            0.53              0.00            0.53         13.82
                                            0.49              0.00            0.49         13.29
   Class B .........................        0.57              0.00            0.57         12.97
                                            0.41              0.00            0.41         12.40
                                            0.44              0.00            0.44         11.99
                                            0.43              0.00            0.43         11.55
                                            0.39              0.00            0.39         11.12
   Class C .........................        0.45              0.00            0.45         10.50
                                            0.05              0.00            0.05         10.05
   Class D .........................        0.46              0.00            0.46         10.51
                                            0.05              0.00            0.05         10.05
WRL AEGON Bond Subaccount
   Class A .........................        0.90              1.02            1.92         22.12
                                            0.76             (1.64)          (0.88)        20.20
                                            0.82              0.74            1.56         21.08
                                            0.73              0.68            1.41         19.52
                                            0.77             (0.97)          (0.20)        18.11
   Class B .........................        0.59              0.71            1.30         15.13
                                            0.59             (1.21)          (0.62)        13.83
                                            0.60              0.44            1.04         14.45
                                            0.67              0.28            0.95         13.41
                                            0.56             (0.71)          (0.15)        12.46
   Class C .........................        1.00             (0.08)           0.92         10.90
                                            0.56             (0.58)          (0.02)         9.98
   Class D .........................        0.50              0.43            0.93         10.91
                                            0.56             (0.58)          (0.02)         9.98
WRL Janus Growth Subaccount
   Class A .........................       10.08            (39.49)         (29.41)        69.21
                                           15.61             20.47           36.08         98.62
                                           (0.08)            24.12           24.04         62.54
                                            3.42              1.91            5.33         38.50
                                            1.64              3.06            4.70         33.17
   Class B .........................        5.14            (19.33)         (14.19)        33.23
                                            8.20              9.10           17.30         47.42
                                           (0.08)            11.63           11.55         30.12
                                            1.87              0.68            2.55         18.57
                                            0.95              1.30            2.25         16.02

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                             Net Assets         Ratio of Net
                                                              at End of       Investment Income
                              Year             Total            Year          (Loss) to Average
                             Ended            Return       (in Thousands)        Net Assets
                       -----------------   ------------   ----------------   ------------------
WRL J.P. Morgan Money Market Subaccount
   Class A .........        12/31/00            4.80 %       $   60,237              4.67 %
                            12/31/99            3.55 %           96,984              3.52 %
                            12/31/98            3.99 %           48,797              3.89 %
                            12/31/97            4.00 %           39,531              3.92 %
                            12/31/96            3.81 %           51,141              3.72 %
   Class B .........        12/31/00            4.64 %          203,148              4.53 %
                            12/31/99            3.39 %          269,284              3.37 %
                            12/31/98            3.83 %           93,982              3.72 %
                            12/31/97            3.84 %           62,152              3.78 %
                            12/31/96            3.65 %           58,415              3.57 %
   Class C .........        12/31/00            4.55 %            2,411              4.47 %
                            12/31/99(1)         0.46 %               25              5.28 %
   Class D .........        12/31/00            4.62 %              559              4.33 %
                            12/31/99(1)         0.46 %               25              5.28 %
WRL AEGON Bond Subaccount
   Class A .........        12/31/00            9.51 %           34,439              4.30 %
                            12/31/99           (4.14)%           37,241              3.69 %
                            12/31/98            7.96 %           50,893              4.02 %
                            12/31/97            7.80 %           46,082              3.95 %
                            12/31/96           (1.10)%           45,516              4.34 %
   Class B .........        12/31/00            9.35 %           79,326              4.15 %
                            12/31/99           (4.29)%           86,875              4.16 %
                            12/31/98            7.80 %           91,784              4.31 %
                            12/31/97            7.64 %           64,376              5.26 %
                            12/31/96           (1.25)%           38,055              4.60 %
   Class C .........        12/31/00            9.25 %              245              9.61 %
                            12/31/99(1)        (0.21)%               25             64.13 %
   Class D .........        12/31/00            9.32 %               32              4.79 %
                            12/31/99(1)        (0.21)%               25             64.13 %
WRL Janus Growth Subaccount
   Class A .........        12/31/00          (29.83)%          735,722             10.63 %
                            12/31/99           57.69 %        1,166,818             20.94 %
                            12/31/98           62.43 %          817,014             (0.18)%
                            12/31/97           16.09 %          571,456              9.36 %
                            12/31/96           16.50 %          576,115              5.22 %
   Class B .........        12/31/00          (29.93)%        1,150,997             11.31 %
                            12/31/99           57.45 %        1,530,464             22.70 %
                            12/31/98           62.19 %          826,236             (0.33)%
                            12/31/97           15.91 %          432,125             10.53 %
                            12/31/96           16.32 %          317,705              6.21 %

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                        Accumulation
                                                         Unit Value,
                                            Year          Beginning
                                           Ended           of Year
                                     ----------------- --------------
WRL Janus Growth Subaccount (continued)
   Class C .........................      12/31/00         $ 10.87
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           10.87
                                          12/31/99(1)        10.00
WRL Janus Global Subaccount
   Class A .........................      12/31/00           52.29
                                          12/31/99           30.94
                                          12/31/98           24.10
                                          12/31/97           20.55
                                          12/31/96           16.29
   Class B .........................      12/31/00           51.75
                                          12/31/99           30.67
                                          12/31/98           23.92
                                          12/31/97           20.43
                                          12/31/96           16.22
   Class C .........................      12/31/00           11.39
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           11.39
                                          12/31/99(1)        10.00
WRL LKCM Strategic Total Return Subaccount
   Class A .........................      12/31/00           22.29
                                          12/31/99           20.14
                                          12/31/98           18.60
                                          12/31/97           15.46
                                          12/31/96           13.61
   Class B .........................      12/31/00           22.07
                                          12/31/99           19.97
                                          12/31/98           18.47
                                          12/31/97           15.37
                                          12/31/96           13.56
   Class C .........................      12/31/00           10.32
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           10.32
                                          12/31/99(1)        10.00
WRL VKAM Emerging Growth Subaccount
   Class A .........................      12/31/00           63.48
                                          12/31/99           31.33
                                          12/31/98           23.10
                                          12/31/97           19.26
                                          12/31/96           16.40

                                                       Net Realized         Net        Accumulation
                                           Net        and Unrealized   Income (Loss)   Unit Value,
                                        Investment      Gain (Loss)         from           End
                                      Income (Loss)    on Investment     Operations      of Year
                                     --------------- ---------------- --------------- -------------
WRL Janus Growth Subaccount (continued)
   Class C .........................      $ 2.75         $  (6.01)       $  (3.26)       $  7.61
                                            1.59            (0.72)           0.87          10.87
   Class D .........................        2.58            (5.84)          (3.26)          7.61
                                            1.59            (0.72)           0.87          10.87
WRL Janus Global Subaccount
   Class A .........................        9.64           (19.35)          (9.71)         42.58
                                            2.84            18.51           21.35          52.29
                                            0.83             6.01            6.84          30.94
                                            2.55             1.00            3.55          24.10
                                            1.62             2.64            4.26          20.55
   Class B .........................        9.99           (19.67)          (9.68)         42.07
                                            3.02            18.06           21.08          51.75
                                            0.88             5.87            6.75          30.67
                                            2.85             0.64            3.49          23.92
                                            1.79             2.42            4.21          20.43
   Class C .........................        4.26            (6.40)          (2.14)          9.25
                                            0.64             0.75            1.39          11.39
   Class D .........................        4.01            (6.14)          (2.13)          9.26
                                            0.64             0.75            1.39          11.39
WRL LKCM Strategic Total Return Subaccount
   Class A .........................        1.47            (2.57)          (1.10)         21.19
                                            1.52             0.63            2.15          22.29
                                            0.56             0.98            1.54          20.14
                                            1.34             1.80            3.14          18.60
                                            0.68             1.17            1.85          15.46
   Class B .........................        1.42            (2.55)          (1.13)         20.94
                                            1.54             0.56            2.10          22.07
                                            0.59             0.91            1.50          19.97
                                            1.42             1.68            3.10          18.47
                                            0.94             0.87            1.81          15.37
   Class C .........................        1.43            (1.97)          (0.54)          9.78
                                            0.55            (0.23)           0.32          10.32
   Class D .........................        1.17            (1.70)          (0.53)          9.79
                                            0.55            (0.23)           0.32          10.32
WRL VKAM Emerging Growth Subaccount
   Class A .........................       14.84           (23.10)          (8.26)         55.22
                                            8.33            23.82           32.15          63.48
                                            0.69             7.54            8.23          31.33
                                            1.85             1.99            3.84          23.10
                                            0.63             2.23            2.86          19.26

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                                     Net Assets         Ratio of Net
                                                                      at End of       Investment Income
                                     Year             Total             Year          (Loss) to Average
                                    Ended             Return       (in Thousands)        Net Assets
                              -----------------   -------------   ----------------   ------------------
WRL Janus Growth Subaccount (continued)
   Class C ................        12/31/00           (30.00)%        $   6,126             28.15 %
                                   12/31/99(1)          8.70 %               27            173.48 %
   Class D ................        12/31/00           (29.95)%              845             26.21 %
                                   12/31/99(1)          8.70 %               27            173.48 %
WRL Janus Global Subaccount
   Class A ................        12/31/00           (18.57)%          352,075             18.56 %
                                   12/31/99            68.98 %          458,385              7.93 %
                                   12/31/98            28.40 %          298,285              2.97 %
                                   12/31/97            17.28 %          261,317             11.01 %
                                   12/31/96            26.15 %          221,185              8.60 %
   Class B ................        12/31/00           (18.69)%          867,971             19.50 %
                                   12/31/99            68.73 %          976,752              8.45 %
                                   12/31/98            28.21 %          524,585              3.16 %
                                   12/31/97            17.10 %          371,512             12.33 %
                                   12/31/96            25.96 %          227,955              9.45 %
   Class C ................        12/31/00           (18.77)%            3,478             39.73 %
                                   12/31/99(1)         13.87 %               28             70.01 %
   Class D ................        12/31/00           (18.71)%              402             37.21 %
                                   12/31/99(1)         13.87 %               28             70.01 %
WRL LKCM Strategic Total Return Subaccount
   Class A ................        12/31/00            (4.96)%          139,232              6.87 %
                                   12/31/99            10.68 %          156,928              7.33 %
                                   12/31/98             8.28 %          160,783              2.95 %
                                   12/31/97            20.34 %          164,259              7.83 %
                                   12/31/96            13.57 %          136,789              4.75 %
   Class B ................        12/31/00            (5.10)%          311,816              6.71 %
                                   12/31/99            10.51 %          356,121              7.46 %
                                   12/31/98             8.11 %          328,728              3.11 %
                                   12/31/97            20.16 %          279,355              8.31 %
                                   12/31/96            13.40 %          196,305              6.55 %
   Class C ................        12/31/00            (5.19)%            1,660             14.50 %
                                   12/31/99(1)          3.16 %               26             61.80 %
   Class D ................        12/31/00            (5.12)%              205             11.77 %
                                   12/31/99(1)          3.16 %               26             61.80 %
WRL VKAM Emerging Growth Subaccount
   Class A ................        12/31/00           (13.01)%          324,006             21.31 %
                                   12/31/99           102.62 %          390,626             21.35 %
                                   12/31/98            35.63 %          201,838              2.69 %
                                   12/31/97            19.95 %          165,848              8.73 %
                                   12/31/96            17.41 %          143,282              3.42 %

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                        Accumulation
                                                         Unit Value,
                                            Year          Beginning
                                           Ended           of Year
                                     ----------------- --------------
WRL VKAM Emerging Growth Subaccount (continued)
   Class B .........................      12/31/00         $ 62.85
                                          12/31/99           31.06
                                          12/31/98           22.94
                                          12/31/97           19.15
                                          12/31/96           16.34
   Class C .........................      12/31/00           12.11
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           12.11
                                          12/31/99(1)        10.00
WRL Alger Aggressive Growth Subaccount
   Class A .........................      12/31/00           43.79
                                          12/31/99           26.23
                                          12/31/98           17.86
                                          12/31/97           14.56
                                          12/31/96           13.35
   Class B .........................      12/31/00           43.42
                                          12/31/99           26.05
                                          12/31/98           17.77
                                          12/31/97           14.50
                                          12/31/96           13.31
   Class C .........................      12/31/00           11.70
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           11.70
                                          12/31/99(1)        10.00
WRL AEGON Balanced Subaccount
   Class A .........................      12/31/00           15.03
                                          12/31/99           14.77
                                          12/31/98           13.99
                                          12/31/97           12.09
                                          12/31/96           11.06
   Class B .........................      12/31/00           14.90
                                          12/31/99           14.67
                                          12/31/98           13.91
                                          12/31/97           12.05
                                          12/31/96           11.03
   Class C .........................      12/31/00           10.00
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           10.00
                                          12/31/99(1)        10.00

                                                       Net Realized         Net        Accumulation
                                           Net        and Unrealized   Income (Loss)   Unit Value,
                                        Investment      Gain (Loss)         from           End
                                      Income (Loss)    on Investment     Operations      of Year
                                     --------------- ---------------- --------------- -------------
WRL VKAM Emerging Growth Subaccount (continued)
   Class B .........................     $ 15.66        $  (23.92)       $   (8.26)      $ 54.59
                                            8.95            22.84            31.79         62.85
                                            0.72             7.40             8.12         31.06
                                            2.00             1.79             3.79         22.94
                                            0.73             2.08             2.81         19.15
   Class C .........................        7.05            (8.65)           (1.60)        10.51
                                            1.56             0.55             2.11         12.11
   Class D .........................        7.53            (9.13)           (1.60)        10.51
                                            1.56             0.55             2.11         12.11
WRL Alger Aggressive Growth Subaccount
   Class A .........................        4.09           (18.19)          (14.10)        29.69
                                            4.29            13.27            17.56         43.79
                                            1.13             7.24             8.37         26.23
                                            1.42             1.88             3.30         17.86
                                            0.25             0.96             1.21         14.56
   Class B .........................        4.39           (18.41)          (14.02)        29.40
                                            4.68            12.69            17.37         43.42
                                            1.17             7.11             8.28         26.05
                                            1.60             1.67             3.27         17.77
                                            0.31             0.88             1.19         14.50
   Class C .........................        2.41            (6.19)           (3.78)         7.92
                                            1.01             0.69             1.70         11.70
   Class D .........................        2.41            (6.19)           (3.78)         7.92
                                            1.01             0.69             1.70         11.70
WRL AEGON Balanced Subaccount
   Class A .........................        0.09             0.59             0.68         15.71
                                            0.12             0.14             0.26         15.03
                                            0.17             0.61             0.78         14.77
                                            1.32             0.58             1.90         13.99
                                            0.26             0.77             1.03         12.09
   Class B .........................        0.08             0.57             0.65         15.55
                                            0.10             0.13             0.23         14.90
                                            0.17             0.59             0.76         14.67
                                            1.40             0.46             1.86         13.91
                                            0.30             0.72             1.02         12.05
   Class C .........................        0.25             0.18             0.43         10.43
                                            0.15            (0.15)            0.00         10.00
   Class D .........................        0.11             0.32             0.43         10.43
                                            0.15            (0.15)            0.00         10.00

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                               Net Assets         Ratio of Net
                                                                at End of       Investment Income
                               Year             Total             Year          (Loss) to Average
                              Ended             Return       (in Thousands)        Net Assets
                        -----------------   -------------   ----------------   ------------------
WRL VKAM Emerging Growth Subaccount (continued)
    Class B .........        12/31/00           (13.14)%        $ 884,351             22.79 %
                             12/31/99           102.31 %          891,089             22.92 %
                             12/31/98            35.42 %          381,421              2.80 %
                             12/31/97            19.77 %          258,730              9.45 %
                             12/31/96            17.23 %          179,589              3.96 %
    Class C .........        12/31/00           (13.22)%            4,202             55.72 %
                             12/31/99(1)         21.08 %               30            163.83 %
    Class D .........        12/31/00           (13.16)%              808             59.88 %
                             12/31/99(1)         21.08 %               30            163.83 %
WRL Alger Aggressive Growth Subaccount
   Class A ..........        12/31/00           (32.18)%          113,930             10.16 %
                             12/31/99            66.92 %          170,691             13.95 %
                             12/31/98            46.84 %          106,742              5.39 %
                             12/31/97            22.71 %           74,544              8.51 %
                             12/31/96             9.07 %           63,843              1.77 %
   Class B ..........        12/31/00           (32.29)%          478,889             11.10 %
                             12/31/99            66.67 %          575,367             15.21 %
                             12/31/98            46.62 %          281,507              5.57 %
                             12/31/97            22.52 %          162,401              9.55 %
                             12/31/96             8.91 %          100,832              2.22 %
   Class C ..........        12/31/00           (32.25)%            2,167             24.77 %
                             12/31/99(1)         17.05 %               29            106.09 %
   Class D ..........        12/31/00           (32.30)%              399             24.77 %
                             12/31/99(1)         17.05 %               29            106.09 %
WRL AEGON Balanced Subaccount
   Class A ..........        12/31/00             4.51 %           18,436              0.60 %
                             12/31/99             1.75 %           21,830              0.82 %
                             12/31/98             5.60 %           19,730              1.19 %
                             12/31/97            15.65 %           17,324             10.01 %
                             12/31/96             9.34 %           13,598              2.29 %
   Class B ..........        12/31/00             4.36 %           69,592              0.55 %
                             12/31/99             1.59 %           66,558              0.69 %
                             12/31/98             5.45 %           59,018              1.19 %
                             12/31/97            15.47 %           43,902             10.72 %
                             12/31/96             9.18 %           28,734              2.69 %
   Class C ..........        12/31/00             4.26 %              301              2.43 %
                             12/31/99(1)          0.01 %               25             16.83 %
   Class D ..........        12/31/00             4.34 %               86              1.06 %
                             12/31/99(1)          0.01 %               25             16.83 %

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                        Accumulation
                                                         Unit Value,
                                            Year          Beginning
                                           Ended           of Year
                                     ----------------- --------------
WRL Federated Growth & Income Subaccount
   Class A .........................      12/31/00         $ 15.26
                                          12/31/99           16.17
                                          12/31/98           15.89
                                          12/31/97           12.91
                                          12/31/96           11.71
   Class B .........................      12/31/00           15.13
                                          12/31/99           16.06
                                          12/31/98           15.80
                                          12/31/97           12.85
                                          12/31/96           11.68
   Class C .........................      12/31/00           10.07
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           10.07
                                          12/31/99(1)        10.00
WRL Dean Asset Allocation Subaccount
   Class A .........................      12/31/00           15.38
                                          12/31/99           16.51
                                          12/31/98           15.43
                                          12/31/97           13.40
                                          12/31/96           11.86
   Class B .........................      12/31/00           15.27
                                          12/31/99           16.41
                                          12/31/98           15.36
                                          12/31/97           13.36
                                          12/31/96           11.84
   Class C .........................      12/31/00            9.91
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00            9.91
                                          12/31/99(1)        10.00
WRL C.A.S.E. Growth Subaccount
   Class A .........................      12/31/00           21.10
                                          12/31/99           15.96
                                          12/31/98           15.77
                                          12/31/97           13.88
                                          12/31/96(1)        11.96
   Class B .........................      12/31/00           16.30
                                          12/31/99           12.35
                                          12/31/98           12.22
                                          12/31/97           10.77
                                          12/31/96(1)        10.00

                                                       Net Realized         Net        Accumulation
                                           Net        and Unrealized   Income (Loss)   Unit Value,
                                        Investment      Gain (Loss)         from           End
                                      Income (Loss)    on Investment     Operations      of Year
                                     --------------- ---------------- --------------- -------------
WRL Federated Growth & Income Subaccount
   Class A .........................      $ 0.80        $    3.40        $    4.20       $ 19.46
                                            0.83            (1.74)           (0.91)        15.26
                                            0.66            (0.38)            0.28         16.17
                                            2.06             0.92             2.98         15.89
                                            0.50             0.70             1.20         12.91
   Class B .........................        0.75             3.39             4.14         19.27
                                            0.87            (1.80)           (0.93)        15.13
                                            0.66            (0.40)            0.26         16.06
                                            2.52             0.43             2.95         15.80
                                            0.68             0.49             1.17         12.85
   Class C .........................        0.92             1.83             2.75         12.82
                                            0.47            (0.40)            0.07         10.07
   Class D .........................        0.50             2.26             2.76         12.83
                                            0.47            (0.40)            0.07         10.07
WRL Dean Asset Allocation Subaccount
   Class A .........................        1.02             1.41             2.43         17.81
                                            0.32            (1.45)           (1.13)        15.38
                                            1.40            (0.32)            1.08         16.51
                                            1.02             1.01             2.03         15.43
                                            0.46             1.08             1.54         13.40
   Class B .........................        0.97             1.41             2.38         17.65
                                            0.29            (1.43)           (1.14)        15.27
                                            1.43            (0.38)            1.05         16.41
                                            1.06             0.94             2.00         15.36
                                            0.47             1.05             1.52         13.36
   Class C .........................        1.17             0.36             1.53         11.44
                                            0.28            (0.37)           (0.09)         9.91
   Class D .........................        0.78             0.76             1.54         11.45
                                            0.28            (0.37)           (0.09)         9.91
WRL C.A.S.E. Growth Subaccount
   Class A .........................        2.99            (7.57)           (4.58)        16.52
                                            1.62             3.52             5.14         21.10
                                            1.27            (1.08)            0.19         15.96
                                            1.74             0.15             1.89         15.77
                                            0.29             1.63             1.92         13.88
   Class B .........................        2.36            (5.92)           (3.56)        12.74
                                            1.37             2.58             3.95         16.30
                                            1.06            (0.93)            0.13         12.35
                                            1.34             0.11             1.45         12.22
                                            0.36             0.41             0.77         10.77

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                               Net Assets         Ratio of Net
                                                                at End of       Investment Income
                              Year              Total             Year          (Loss) to Average
                             Ended             Return        (in Thousands)        Net Assets
                       -----------------   --------------   ----------------   ------------------
WRL Federated Growth & Income Subaccount
   Class A .........        12/31/00             27.56 %        $ 19,086               4.83 %
                            12/31/99             (5.64)%          11,318               5.27 %
                            12/31/98              1.77 %          16,502               4.17 %
                            12/31/97             23.10 %          14,056              14.87 %
                            12/31/96             10.25 %          12,397               4.17 %
   Class B .........        12/31/00             27.37 %          75,001               4.56 %
                            12/31/99             (5.78)%          45,739               5.55 %
                            12/31/98              1.62 %          52,148               4.20 %
                            12/31/97             22.92 %          36,591              18.15 %
                            12/31/96             10.08 %          19,972               5.68 %
   Class C .........        12/31/00             27.26 %             302               8.00 %
                            12/31/99(1)           0.74 %              25              54.01 %
   Class D .........        12/31/00             27.35 %              42               4.50 %
                            12/31/99(1)           0.74 %              25              54.01 %
WRL Dean Asset Allocation Subaccount
   Class A .........        12/31/00             15.75 %          49,325               6.38 %
                            12/31/99             (6.81)%          59,161               1.95 %
                            12/31/98              6.98 %          85,428               8.72 %
                            12/31/97             15.14 %          77,923               6.99 %
                            12/31/96             13.00 %          62,195               3.71 %
   Class B .........        12/31/00             15.58 %         129,133               6.07 %
                            12/31/99             (6.95)%         167,034               1.78 %
                            12/31/98              6.82 %         237,896               8.92 %
                            12/31/97             14.97 %         194,084               7.30 %
                            12/31/96             12.83 %         125,177               3.72 %
   Class C .........        12/31/00             15.47 %             249              11.06 %
                            12/31/99(1)          (0.93)%              25              32.57 %
   Class D .........        12/31/00             15.56 %              39               7.45 %
                            12/31/99(1)          (0.93)%              25              32.57 %
WRL C.A.S.E. Growth Subaccount
   Class A .........        12/31/00            (21.70)%          10,300              15.02 %
                            12/31/99             32.18 %          14,425               8.55 %
                            12/31/98              1.20 %          14,161               8.11 %
                            12/31/97             13.60 %          17,677              20.61 %
                            12/31/96(1)           7.84 %           3,612               4.43 %
   Class B .........        12/31/00            (21.82)%          38,869              15.35 %
                            12/31/99             31.98 %          51,124               9.34 %
                            12/31/98              1.05 %          37,580               8.79 %
                            12/31/97             13.43 %          31,995              11.31 %
                            12/31/96(1)           7.73 %          12,542               5.46 %

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                        Accumulation
                                                         Unit Value,
                                            Year          Beginning
                                           Ended           of Year
                                     ----------------- --------------
WRL C.A.S.E. Growth Subaccount (continued)
   Class C .........................      12/31/00         $ 10.05
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           10.05
                                          12/31/99(1)        10.00
WRL NWQ Value Equity Subaccount
   Class A .........................      12/31/00           13.90
                                          12/31/99           13.04
                                          12/31/98           13.86
                                          12/31/97           11.22
                                          12/31/96(1)        10.00
   Class B .........................      12/31/00           13.82
                                          12/31/99           12.98
                                          12/31/98           13.83
                                          12/31/97           11.21
                                          12/31/96(1)        10.00
   Class C .........................      12/31/00           10.42
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           10.42
                                          12/31/99(1)        10.00
WRL GE International Equity Subaccount
   Class A .........................      12/31/00           14.60
                                          12/31/99           11.83
                                          12/31/98           10.62
                                          12/31/97(1)        10.00
   Class B .........................      12/31/00           14.54
                                          12/31/99           11.80
                                          12/31/98           10.60
                                          12/31/97(1)        10.00
   Class C .........................      12/31/00           11.12
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           11.12
                                          12/31/99(1)        10.00
WRL GE U.S. Equity Subaccount
   Class A .........................      12/31/00           17.80
                                          12/31/99           15.22
                                          12/31/98           12.54
                                          12/31/97(1)        10.00
   Class B .........................      12/31/00           17.72
                                          12/31/99           15.18
                                          12/31/98           12.53
                                          12/31/97(1)        10.00

                                                       Net Realized         Net        Accumulation
                                           Net        and Unrealized   Income (Loss)   Unit Value,
                                        Investment      Gain (Loss)         from           End
                                      Income (Loss)    on Investment     Operations      of Year
                                     --------------- ---------------- --------------- -------------
WRL C.A.S.E. Growth Subaccount (continued)
   Class C .........................    $   2.59         $  (4.79)       $  (2.20)       $   7.85
                                            0.54            (0.49)           0.05           10.05
   Class D .........................        2.31            (4.50)          (2.19)           7.86
                                            0.54            (0.49)           0.05           10.05
WRL NWQ Value Equity Subaccount
   Class A .........................        0.16             1.75            1.91           15.81
                                            0.13             0.73            0.86           13.90
                                            0.89            (1.71)          (0.82)          13.04
                                            0.07             2.57            2.64           13.86
                                            0.02             1.20            1.22           11.22
   Class B .........................        0.14             1.74            1.88           15.70
                                            0.10             0.74            0.84           13.82
                                            0.91            (1.76)          (0.85)          12.98
                                            0.08             2.54            2.62           13.83
                                            0.02             1.19            1.21           11.21
   Class C .........................        0.20             1.21            1.41           11.83
                                            0.20             0.22            0.42           10.42
   Class D .........................        0.29             1.12            1.41           11.83
                                            0.20             0.22            0.42           10.42
WRL GE International Equity Subaccount
   Class A .........................        1.81            (4.15)          (2.34)          12.26
                                            0.49             2.28            2.77           14.60
                                           (0.14)            1.35            1.21           11.83
                                           (0.05)            0.67            0.62           10.62
   Class B .........................        1.93            (4.29)          (2.36)          12.18
                                            0.43             2.31            2.74           14.54
                                           (0.15)            1.35            1.20           11.80
                                           (0.06)            0.66            0.60           10.60
   Class C .........................        3.74            (5.54)          (1.80)           9.32
                                            0.53             0.59            1.12           11.12
   Class D .........................        3.31            (5.11)          (1.80)           9.32
                                            0.53             0.59            1.12           11.12
WRL GE U.S. Equity Subaccount
   Class A .........................        0.60            (0.96)          (0.36)          17.44
                                            1.21             1.37            2.58           17.80
                                            0.54             2.14            2.68           15.22
                                            0.75             1.79            2.54           12.54
   Class B .........................        0.56            (0.94)          (0.38)          17.34
                                            1.21             1.33            2.54           17.72
                                            0.62             2.03            2.65           15.18
                                            0.95             1.58            2.53           12.53

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                              Net Assets         Ratio of Net
                                                               at End of       Investment Income
                              Year             Total             Year          (Loss) to Average
                             Ended             Return       (in Thousands)        Net Assets
                       -----------------   -------------   ----------------   ------------------
WRL C.A.S.E. Growth Subaccount (continued)
   Class C .........        12/31/00           (21.89)%        $     139             27.90 %
                            12/31/99(1)          0.53 %               25             61.53 %
   Class D .........        12/31/00           (21.84)%               57             25.07 %
                            12/31/99(1)          0.53 %               25             61.53 %
WRL NWQ Value Equity Subaccount
   Class A .........        12/31/00            13.76 %           33,469              1.13 %
                            12/31/99             6.61 %           32,947              0.92 %
                            12/31/98            (5.96)%           38,640              6.44 %
                            12/31/97            23.49 %           49,376              0.55 %
                            12/31/96(1)         12.25 %           16,679              0.30 %
   Class B .........        12/31/00            13.59 %           79,490              1.00 %
                            12/31/99             6.45 %           77,102              0.75 %
                            12/31/98            (6.10)%           92,217              6.63 %
                            12/31/97            23.30 %           97,272              0.63 %
                            12/31/96(1)         12.13 %           23,759              0.33 %
   Class C .........        12/31/00            13.49 %              147              1.88 %
                            12/31/99(1)          4.21 %               26             22.95 %
   Class D .........        12/31/00            13.57 %               84              2.65 %
                            12/31/99(1)          4.21 %               26             22.95 %
WRL GE International Equity Subaccount
   Class A .........        12/31/00           (16.05)%            5,910             13.29 %
                            12/31/99            23.40 %            5,881              4.08 %
                            12/31/98            11.45 %            6,783             (1.16)%
                            12/31/97(1)          6.17 %            6,377             (0.52)%
   Class B .........        12/31/00           (16.18)%           21,548             14.28 %
                            12/31/99            23.22 %           20,464              3.54 %
                            12/31/98            11.28 %           19,376             (1.31)%
                            12/31/97(1)          6.01 %           11,141             (0.58)%
   Class C .........        12/31/00           (16.25)%              273             38.14 %
                            12/31/99(1)         11.24 %               28             57.96 %
   Class D .........        12/31/00           (16.19)%              158             33.98 %
                            12/31/99(1)         11.24 %               28             57.96 %
WRL GE U.S. Equity Subaccount
   Class A .........        12/31/00            (2.02)%           40,557              3.42 %
                            12/31/99            16.94 %           32,459              7.35 %
                            12/31/98            21.35 %           23,419              3.90 %
                            12/31/97(1)         25.44 %           12,377              6.37 %
   Class B .........        12/31/00            (2.17)%          132,905              3.22 %
                            12/31/99            16.76 %          120,166              7.40 %
                            12/31/98            21.16 %           73,456              4.55 %
                            12/31/97(1)         25.26 %           26,822              7.99 %

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                        Accumulation
                                                         Unit Value,
                                            Year          Beginning
                                           Ended           of Year
                                     ----------------- --------------
WRL GE U.S. Equity Subaccount (continued)
   Class C .........................      12/31/00         $ 10.42
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           10.42
                                          12/31/99(1)        10.00
WRL Third Avenue Value Subaccount
   Class A .........................      12/31/00           10.51
                                          12/31/99            9.20
                                          12/31/98(1)        10.00
   Class B .........................      12/31/00           10.48
                                          12/31/99            9.19
                                          12/31/98(1)        10.00
   Class C .........................      12/31/00           10.66
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           10.66
                                          12/31/99(1)        10.00
WRL J.P. Morgan Real Estate Securities Subaccount
   Class A .........................      12/31/00            8.02
                                          12/31/99            8.44
                                          12/31/98(1)        10.00
   Class B .........................      12/31/00            8.00
                                          12/31/99            8.43
                                          12/31/98(1)        10.00
   Class C .........................      12/31/00           10.40
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           10.40
                                          12/31/99(1)        10.00
WRL Goldman Sachs Growth Subaccount
   Class A .........................      12/31/00           11.65
                                          12/31/99(1)        10.00
   Class B .........................      12/31/00           11.64
                                          12/31/99(1)        10.00
   Class C .........................      12/31/00           10.73
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           10.73
                                          12/31/99(1)        10.00

                                                       Net Realized         Net        Accumulation
                                           Net        and Unrealized   Income (Loss)   Unit Value,
                                        Investment      Gain (Loss)         from           End
                                      Income (Loss)    on Investment     Operations      of Year
                                     --------------- ---------------- --------------- -------------
WRL GE U.S. Equity Subaccount (continued)
   Class C .........................    $   0.76         $  (0.99)       $  (0.23)       $ 10.19
                                            0.62            (0.20)           0.42          10.42
   Class D .........................        0.86            (1.08)          (0.22)         10.20
                                            0.62            (0.20)           0.42          10.42
WRL Third Avenue Value Subaccount
   Class A .........................        0.49             3.07            3.56          14.07
                                            0.15             1.16            1.31          10.51
                                           (0.08)           (0.72)          (0.80)          9.20
   Class B .........................        0.52             3.00            3.52          14.00
                                            0.14             1.15            1.29          10.48
                                           (0.09)           (0.72)          (0.81)          9.19
   Class C .........................        0.83             2.74            3.57          14.23
                                            0.11             0.55            0.66          10.66
   Class D .........................        0.42             3.16            3.58          14.24
                                            0.11             0.55            0.66          10.66
WRL J.P. Morgan Real Estate Securities Subaccount
   Class A .........................        0.03             2.21            2.24          10.26
                                            0.03            (0.45)          (0.42)          8.02
                                           (0.07)           (1.49)          (1.56)          8.44
   Class B .........................        0.09             2.13            2.22          10.22
                                            0.08            (0.51)          (0.43)          8.00
                                           (0.08)           (1.49)          (1.57)          8.43
   Class C .........................       (0.06)            2.94            2.88          13.28
                                            0.00             0.40            0.40          10.40
   Class D .........................       (0.12)            3.01            2.89          13.29
                                            0.00             0.40            0.40          10.40
WRL Goldman Sachs Growth Subaccount
   Class A .........................        0.02            (1.09)          (1.07)         10.58
                                           (0.09)            1.74            1.65          11.65
   Class B .........................        0.02            (1.10)          (1.08)         10.56
                                           (0.10)            1.74            1.64          11.64
   Class C .........................        0.05            (1.06)          (1.01)          9.72
                                            0.00             0.73            0.73          10.73
   Class D .........................        0.00            (1.00)          (1.00)          9.73
                                            0.00             0.73            0.73          10.73

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                             Net Assets         Ratio of Net
                                                              at End of       Investment Income
                              Year             Total            Year          (Loss) to Average
                             Ended            Return       (in Thousands)        Net Assets
                       -----------------   ------------   ----------------   ------------------
WRL G.E. U.S. Equity Subaccount (continued)
   Class C .........        12/31/00           (2.26)%         $   879               7.40 %
                            12/31/99(1)         4.24 %              26              69.78 %
   Class D .........        12/31/00           (2.19)%             352               8.43 %
                            12/31/99(1)         4.24 %              26              69.78 %
WRL Third Avenue Value Subaccount
   Class A .........        12/31/00           33.78 %          17,062               3.80 %
                            12/31/99           14.28 %           5,309               1.58 %
                            12/31/98(1)        (7.99)%           5,921              (0.89)%
   Class B .........        12/31/00           33.58 %          57,844               4.00 %
                            12/31/99           14.11 %          10,148               1.54 %
                            12/31/98(1)        (8.13)%           9,419              (1.03)%
   Class C .........        12/31/00           33.46 %             554               6.15 %
                            12/31/99(1)         6.60 %              27              12.46 %
   Class D .........        12/31/00           33.56 %              74               3.15 %
                            12/31/99(1)         6.60 %              27              12.46 %
WRL J.P. Morgan Real Estate Securities Subaccount
   Class A .........        12/31/00           28.01 %           1,649               0.33 %
                            12/31/99           (4.97)%             407               0.42 %
                            12/31/98(1)       (15.65)%             571              (1.26)%
   Class B .........        12/31/00           27.82 %          10,796               0.94 %
                            12/31/99           (5.11)%           1,626               1.01 %
                            12/31/98(1)       (15.73)%           1,324              (1.41)%
   Class C .........        12/31/00           27.70 %             128              (0.54)%
                            12/31/99(1)         3.98 %              26               0.00 %
   Class D .........        12/31/00           27.79 %             131              (0.97)%
                            12/31/99(1)         3.98 %              26               0.00 %
WRL Goldman Sachs Growth Subaccount
   Class A .........        12/31/00           (9.16)%           2,254               0.18 %
                            12/31/99(1)        16.52 %           1,317              (1.25)%
   Class B .........        12/31/00           (9.30)%          12,122               0.16 %
                            12/31/99(1)        16.40 %           5,865              (1.40)%
   Class C .........        12/31/00           (9.38)%             278               0.52 %
                            12/31/99(1)         7.31 %              27               0.00 %
   Class D .........        12/31/00           (9.32)%              98               0.03 %
                            12/31/99(1)         7.31 %              27               0.00 %

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                        Accumulation
                                                         Unit Value,
                                            Year          Beginning
                                           Ended           of Year
                                     ----------------- --------------
WRL Goldman Sachs Small Cap Subaccount
   Class A .........................      12/31/00         $ 11.64
                                          12/31/99(1)        10.00
   Class B .........................      12/31/00           11.63
                                          12/31/99(1)        10.00
   Class C .........................      12/31/00           10.89
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           10.89
                                          12/31/99(1)        10.00
WRL T. Rowe Price Dividend Growth Subaccount
   Class A .........................      12/31/00            9.18
                                          12/31/99(1)        10.00
   Class B .........................      12/31/00            9.17
                                          12/31/99(1)        10.00
   Class C .........................      12/31/00            9.87
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00            9.87
                                          12/31/99(1)        10.00
WRL T. Rowe Price Small Cap Subaccount
   Class A .........................      12/31/00           13.73
                                          12/31/99(1)        10.00
   Class B .........................      12/31/00           13.72
                                          12/31/99(1)        10.00
   Class C .........................      12/31/00           11.40
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           11.40
                                          12/31/99(1)        10.00
WRL Salomon All Cap Subaccount
   Class A .........................      12/31/00           11.46
                                          12/31/99(1)        10.00
   Class B .........................      12/31/00           11.45
                                          12/31/99(1)        10.00
   Class C .........................      12/31/00           10.46
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           10.46
                                          12/31/99(1)        10.00
WRL Pilgrim Baxter Mid Cap Growth Subaccount
   Class A .........................      12/31/00           17.65
                                          12/31/99(1)        10.00
   Class B .........................      12/31/00           17.63
                                          12/31/99(1)        10.00

                                                       Net Realized         Net        Accumulation
                                           Net        and Unrealized   Income (Loss)   Unit Value,
                                        Investment      Gain (Loss)         from           End
                                      Income (Loss)    on Investment     Operations      of Year
                                     --------------- ---------------- --------------- -------------
WRL Goldman Sachs Small Cap Subaccount
   Class A .........................    $    0.19        $  (0.36)       $  (0.17)       $ 11.47
                                             0.23            1.41            1.64          11.64
   Class B .........................         0.17           (0.36)          (0.19)         11.44
                                             0.44            1.19            1.63          11.63
   Class C .........................         0.05           (0.24)          (0.19)         10.70
                                             0.49            0.40            0.89          10.89
   Class D .........................         0.02           (0.20)          (0.18)         10.71
                                             0.49            0.40            0.89          10.89
WRL T. Rowe Price Dividend Growth Subaccount
   Class A .........................        (0.08)           0.86            0.78           9.96
                                            (0.08)          (0.74)          (0.82)          9.18
   Class B .........................        (0.09)           0.86            0.77           9.94
                                            (0.09)          (0.74)          (0.83)          9.17
   Class C .........................        (0.12)           0.94            0.82          10.69
                                             0.00           (0.13)          (0.13)          9.87
   Class D .........................        (0.09)           0.91            0.82          10.69
                                             0.00           (0.13)          (0.13)          9.87
WRL T. Rowe Price Small Cap Subaccount
   Class A .........................        (0.01)          (1.30)          (1.31)         12.42
                                             0.47            3.26            3.73          13.73
   Class B .........................        (0.03)          (1.31)          (1.34)         12.38
                                             0.36            3.36            3.72          13.72
   Class C .........................        (0.05)          (1.07)          (1.12)         10.28
                                             0.35            1.05            1.40          11.40
   Class D .........................        (0.04)          (1.07)          (1.11)         10.29
                                             0.35            1.05            1.40          11.40
WRL Salomon All Cap Subaccount
   Class A .........................         0.18            1.75            1.93          13.39
                                             0.37            1.09            1.46          11.46
   Class B .........................         0.17            1.74            1.91          13.36
                                             0.40            1.05            1.45          11.45
   Class C .........................         0.17            1.56            1.73          12.19
                                             0.34            0.12            0.46          10.46
   Class D .........................         0.14            1.60            1.74          12.20
                                             0.34            0.12            0.46          10.46
WRL Pilgrim Baxter Mid Cap Growth Subaccount
   Class A .........................        (0.02)          (2.71)          (2.73)         14.92
                                            (0.02)           7.67            7.65          17.65
   Class B .........................        (0.05)          (2.69)          (2.74)         14.89
                                            (0.02)           7.65            7.63          17.63

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                              Net Assets         Ratio of Net
                                                               at End of       Investment Income
                              Year             Total             Year          (Loss) to Average
                             Ended             Return       (in Thousands)        Net Assets
                       -----------------   -------------   ----------------   ------------------
WRL Goldman Sachs Small Cap Subaccount
   Class A .........        12/31/00           (1.50)%         $    697          1.62 %
                            12/31/99(1)        16.42 %              429          3.36 %
   Class B .........        12/31/00           (1.65)%            4,708          1.45 %
                            12/31/99(1)        16.31 %            1,935          6.35 %
   Class C .........        12/31/00           (1.74)%               96          0.44 %
                            12/31/99(1)         8.91 %               27         54.08 %
   Class D .........        12/31/00           (1.67)%               75          0.19 %
                            12/31/99(1)         8.91 %               27         54.08 %
WRL T. Rowe Price Dividend Growth Subaccount
   Class A .........        12/31/00            8.50 %            3,778         (0.82)%
                            12/31/99(1)        (8.17)%            1,812         (1.25)%
   Class B .........        12/31/00            8.34 %           11,159         (0.93)%
                            12/31/99(1)        (8.27)%            6,346         (1.40)%
   Class C .........        12/31/00            8.24 %              260         (1.19)%
                            12/31/99(1)        (1.28)%               25          0.00 %
   Class D .........        12/31/00            8.32 %               40         (0.92)%
                            12/31/99(1)        (1.28)%               25          0.00 %
WRL T. Rowe Price Small Cap Subaccount
   Class A .........        12/31/00           (9.59)%            6,379         (0.07)%
                            12/31/99(1)        37.33 %            3,909          6.22 %
   Class B .........        12/31/00           (9.73)%           14,407         (0.23)%
                            12/31/99(1)        37.19 %            4,930          4.79 %
   Class C .........        12/31/00           (9.81)%              415         (0.48)%
                            12/31/99(1)        13.98 %               28         38.09 %
   Class D .........        12/31/00           (9.75)%               26         (0.37)%
                            12/31/99(1)        13.98 %               28         38.09 %
WRL Salomon All Cap Subaccount
   Class A .........        12/31/00           16.83 %           11,475          1.40 %
                            12/31/99(1)        14.60 %            1,374          5.20 %
   Class B .........        12/31/00           16.65 %           54,870          1.30 %
                            12/31/99(1)        14.49 %            4,867          5.63 %
   Class C .........        12/31/00           16.55 %            1,127          1.43 %
                            12/31/99(1)         4.59 %               26         38.27 %
   Class D .........        12/31/00           16.63 %              354          1.20 %
                            12/31/99(1)         4.59 %               26         38.27 %
WRL Pilgrim Baxter Mid Cap Growth Subaccount
   Class A .........        12/31/00          (15.46)%           22,718         (0.12)%
                            12/31/99(1)        76.51 %            6,660         (0.22)%
   Class B .........        12/31/00          (15.58)%          136,151         (0.26)%
                            12/31/99(1)        76.33 %           25,604         (0.26)%

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                        Accumulation
                                                         Unit Value,
                                            Year          Beginning
                                           Ended           of Year
                                     ----------------- --------------
WRL Pilgrim Baxter Mid Cap Growth Subaccount (continued)
   Class C .........................      12/31/00         $ 12.09
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           12.09
                                          12/31/99(1)        10.00
WRL Dreyfus Mid Cap Subaccount
   Class A .........................      12/31/00           10.63
                                          12/31/99(1)        10.00
   Class B .........................      12/31/00           10.62
                                          12/31/99(1)        10.00
   Class C .........................      12/31/00           10.51
                                          12/31/99(1)        10.00
   Class D .........................      12/31/00           10.51
                                          12/31/99(1)        10.00
WRL Value Line Aggressive Growth Subaccount
   Class A .........................      12/31/00(1)        10.00
   Class B .........................      12/31/00(1)        10.00
   Class C .........................      12/31/00(1)        10.00
   Class D .........................      12/31/00(1)        10.00
WRL Great Companies - America(SM) Subaccount
   Class A .........................      12/31/00(1)        10.00
   Class B .........................      12/31/00(1)        10.00
   Class C .........................      12/31/00(1)        10.00
   Class D .........................      12/31/00(1)        10.00
WRL Great Companies - Technology(SM) Subaccount
   Class A .........................      12/31/00(1)        10.00
   Class B .........................      12/31/00(1)        10.00
   Class C .........................      12/31/00(1)        10.00
   Class D .........................      12/31/00(1)        10.00
WRL Great Companies - Global2 Subaccount
   Class A .........................      12/31/00(1)        10.00
   Class B .........................      12/31/00(1)        10.00
   Class C .........................      12/31/00(1)        10.00
   Class D .........................      12/31/00(1)        10.00
WRL Gabelli Global Growth Subaccount
   Class A .........................      12/31/00(1)        10.00
   Class B .........................      12/31/00(1)        10.00
   Class C .........................      12/31/00(1)        10.00
   Class D .........................      12/31/00(1)        10.00

                                                       Net Realized         Net        Accumulation
                                           Net        and Unrealized   Income (Loss)   Unit Value,
                                        Investment      Gain (Loss)         from           End
                                      Income (Loss)    on Investment     Operations      of Year
                                     --------------- ---------------- --------------- -------------
WRL Pilgrim Baxter Mid Cap Growth Subaccount (continued)
   Class C .........................    $  (0.05)        $  (1.84)       $  (1.89)       $ 10.20
                                            0.03             2.06            2.09          12.09
   Class D .........................       (0.05)           (1.83)          (1.88)         10.21
                                            0.03             2.06            2.09          12.09
WRL Dreyfus Mid Cap Subaccount
   Class A .........................        0.15             1.07            1.22          11.85
                                           (0.08)            0.71            0.63          10.63
   Class B .........................        0.21             0.99            1.20          11.82
                                           (0.09)            0.71            0.62          10.62
   Class C .........................        0.26             0.92            1.18          11.69
                                            0.00             0.51            0.51          10.51
   Class D .........................        0.04             1.15            1.19          11.70
                                            0.00             0.51            0.51          10.51
WRL Value Line Aggressive Growth Subaccount
   Class A .........................       (0.08)           (0.97)          (1.05)          8.95
   Class B .........................       (0.09)           (0.96)          (1.05)          8.95
   Class C .........................       (0.11)           (0.96)          (1.07)          8.93
   Class D .........................       (0.12)           (0.96)          (1.08)          8.92
WRL Great Companies - America(SM) Subaccount
   Class A .........................       (0.09)            1.37            1.28          11.28
   Class B .........................       (0.10)            1.37            1.27          11.27
   Class C .........................       (0.12)            1.37            1.25          11.25
   Class D .........................       (0.13)            1.37            1.24          11.24
WRL Great Companies - Technology(SM) Subaccount
   Class A .........................       (0.07)           (3.25)          (3.32)          6.68
   Class B .........................       (0.08)           (3.24)          (3.32)          6.68
   Class C .........................       (0.09)           (3.24)          (3.33)          6.67
   Class D .........................       (0.10)           (3.24)          (3.34)          6.66
WRL Great Companies - Global(2) Subaccount
   Class A .........................       (0.04)           (1.46)          (1.50)          8.50
   Class B .........................       (0.04)           (1.46)          (1.50)          8.50
   Class C .........................       (0.05)           (1.46)          (1.51)          8.49
   Class D .........................       (0.05)           (1.46)          (1.51)          8.49
WRL Gabelli Global Growth Subaccount
   Class A .........................       (0.04)           (0.90)          (0.94)          9.06
   Class B .........................       (0.04)           (0.90)          (0.94)          9.06
   Class C .........................       (0.05)           (0.90)          (0.95)          9.05
   Class D .........................       (0.06)           (0.90)          (0.96)          9.04

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                              Net Assets         Ratio of Net
                                                               at End of       Investment Income
                              Year             Total             Year          (Loss) to Average
                             Ended             Return       (in Thousands)        Net Assets
                       -----------------   -------------   ----------------   ------------------
WRL Pilgrim Baxter Mid Cap Growth Subaccount (continued)
   Class C .........        12/31/00       (15.66)%             $ 1,787       (0.36)%
                            12/31/99(1)     20.92 %                  30        3.47 %
   Class D .........        12/31/00       (15.60)%                 355       (0.35)%
                            12/31/99(1)     20.92 %                  30        3.47 %
WRL Dreyfus Mid Cap Subaccount
   Class A .........        12/31/00        11.52 %               1,839        1.25 %
                            12/31/99(1)      6.30 %                 800       (1.25)%
   Class B .........        12/31/00        11.35 %              10,671        1.78 %
                            12/31/99(1)      6.20 %               2,227       (1.40)%
   Class C .........        12/31/00        11.25 %                 293        2.27 %
                            12/31/99(1)      5.10 %                  26        0.00 %
   Class D .........        12/31/00        11.33 %                  35        0.38 %
                            12/31/99(1)      5.10 %                  26        0.00 %
WRL Value Line Aggressive Growth Subaccount
   Class A .........        12/31/00(1)    (10.46)%                 730       (1.25)%
   Class B .........        12/31/00(1)    (10.55)%               3,755       (1.40)%
   Class C .........        12/31/00(1)    (10.70)%                 114       (1.65)%
   Class D .........        12/31/00(1)    (10.79)%                  27       (1.80)%
WRL Great Companies - America(SM) Subaccount
   Class A .........        12/31/00(1)     12.85 %               8,647       (1.25)%
   Class B .........        12/31/00(1)     12.73 %              62,872       (1.40)%
   Class C .........        12/31/00(1)     12.54 %               3,035       (1.65)%
   Class D .........        12/31/00(1)     12.43 %                 415       (1.80)%
WRL Great Companies - Technology(SM) Subaccount
   Class A .........        12/31/00(1)    (33.17)%               2,489       (1.25)%
   Class B .........        12/31/00(1)    (33.23)%              18,603       (1.40)%
   Class C .........        12/31/00(1)    (33.35)%                 288       (1.65)%
   Class D .........        12/31/00(1)    (33.41)%                 132       (1.80)%
WRL Great Companies - Global(2) Subaccount
   Class A .........        12/31/00(1)    (14.95)%               1,088       (1.25)%
   Class B .........        12/31/00(1)    (14.96)%               3,093       (1.40)%
   Class C .........        12/31/00(1)    (15.07)%                 165       (1.65)%
   Class D .........        12/31/00(1)    (15.11)%                  21       (1.80)%
WRL Gabelli Global Growth Subaccount
   Class A .........        12/31/00(1)     (9.38)%               1,403       (1.25)%
   Class B .........        12/31/00(1)     (9.45)%               8,995       (1.40)%
   Class C .........        12/31/00(1)     (9.50)%                 277       (1.65)%
   Class D .........        12/31/00(1)     (9.60)%                 183       (1.80)%

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                        Accumulation
                                                         Unit Value,
                                            Year          Beginning
                                           Ended           of Year
                                     ----------------- --------------
WRL LKCM Capital Growth Subaccount
   Class A .........................      12/31/00(1)      $ 10.00
   Class B .........................      12/31/00(1)        10.00
   Class C .........................      12/31/00(1)        10.00
   Class D .........................      12/31/00(1)        10.00
Fidelity VIP III Growth Opportunities Subaccount
   Class A .........................      12/31/00(1)        10.00
   Class B .........................      12/31/00(1)        10.00
   Class C .........................      12/31/00(1)        10.00
   Class D .........................      12/31/00(1)        10.00
Fidelity VIP II Contrafund(R) Subaccount
   Class A .........................      12/31/00(1)        10.00
   Class B .........................      12/31/00(1)        10.00
   Class C .........................      12/31/00(1)        10.00
   Class D .........................      12/31/00(1)        10.00
Fidelity VIP Equity-Income Subaccount
   Class A .........................      12/31/00(1)        10.00
   Class B .........................      12/31/00(1)        10.00
   Class C .........................      12/31/00(1)        10.00
   Class D .........................      12/31/00(1)        10.00



                                                       Net Realized         Net        Accumulation
                                           Net        and Unrealized   Income (Loss)   Unit Value,
                                        Investment      Gain (Loss)         from           End
                                      Income (Loss)    on Investment     Operations      of Year
                                     --------------- ---------------- --------------- -------------
WRL LKCM Capital Growth Subaccount
   Class A .........................    $  (0.01)       $    1.19        $    1.18       $ 11.18
   Class B .........................       (0.01)            1.19             1.18         11.18
   Class C .........................       (0.02)            1.19             1.17         11.17
   Class D .........................       (0.02)            1.19             1.17         11.17
Fidelity VIP III Growth Opportunities Subaccount
   Class A .........................       (0.08)           (1.38)           (1.46)         8.54
   Class B .........................       (0.09)           (1.37)           (1.46)         8.54
   Class C .........................       (0.10)           (1.38)           (1.48)         8.52
   Class D .........................       (0.11)           (1.38)           (1.49)         8.51
Fidelity VIP II Contrafund(R) Subaccount
   Class A .........................       (0.08)           (0.56)           (0.64)         9.36
   Class B .........................       (0.09)           (0.56)           (0.65)         9.35
   Class C .........................       (0.11)           (0.55)           (0.66)         9.34
   Class D .........................       (0.12)           (0.55)           (0.67)         9.33
Fidelity VIP Equity-Income Subaccount
   Class A .........................       (0.09)            1.05             0.96         10.96
   Class B .........................       (0.10)            1.05             0.95         10.95
   Class C .........................       (0.12)            1.06             0.94         10.94
   Class D .........................       (0.13)            1.05             0.92         10.92

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Financial Highlights

                                                           Net Assets         Ratio of Net
                                                            at End of       Investment Income
                              Year            Total           Year          (Loss) to Average
                             Ended           Return      (in Thousands)        Net Assets
                       -----------------   ----------   ----------------   ------------------
WRL LKCM Capital Growth Subaccount
   Class A .........        12/31/00(1)     11.79 %          $   158              (1.25)%
   Class B .........        12/31/00(1)     11.77 %              349              (1.40)%
   Class C .........        12/31/00(1)     11.75 %              148              (1.65)%
   Class D .........        12/31/00(1)     11.74 %              140              (1.80)%
Fidelity VIP III Growth Opportunities Subaccount
   Class A .........        12/31/00(1)    (14.56)%              743              (1.25)%
   Class B .........        12/31/00(1)    (14.65)%            2,845              (1.40)%
   Class C .........        12/31/00(1)    (14.79)%              128              (1.65)%
   Class D .........        12/31/00(1)    (14.88)%               40              (1.80)%
Fidelity VIP II Contrafund(R) Subaccount
   Class A .........        12/31/00(1)     (6.38)%            1,015              (1.25)%
   Class B .........        12/31/00(1)     (6.48)%            5,383              (1.40)%
   Class C .........        12/31/00(1)     (6.63)%              409              (1.65)%
   Class D .........        12/31/00(1)     (6.73)%               80              (1.80)%
Fidelity VIP Equity-Income Subaccount
   Class A .........        12/31/00(1)      9.65 %              922              (1.25)%
   Class B .........        12/31/00(1)      9.54 %            2,750              (1.40)%
   Class C .........        12/31/00(1)      9.35 %              119              (1.65)%
   Class D .........        12/31/00(1)      9.24 %               39              (1.80)%

See accompanying notes which are an integral part of the financial statements.

WRL Series Annuity Account
Notes to the Financial Statements
At December 31, 2000

NOTE 1 -- ORGANIZATION AND SUMMARY OF
          SIGNIFICANT ACCOUNTING POLICIES

The WRL Series Annuity Account (the "Annuity Account") was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL" or the "depositor") and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Annuity Account encompasses the following tax-deferred variable annuity Contracts (the "Contracts") issued by WRL:

Class A:
    WRL Freedom Variable Annuity
       WRL Freedom Attainer
Class B:
       WRL Freedom Bellwether
       WRL Freedom Conqueror
       WRL Freedom Creator
       WRL Freedom Premier
Class C:
    WRL Freedom Premier
       WRL Freedom Access
Class D:
    WRL Freedom Access

The Annuity Account contains thirty-two investment options referred to as subaccounts. Each subaccount invests exclusively in the corresponding Portfolio (the "Portfolio") of a Fund. The Annuity Account contains four Funds (collectively referred to as the "Funds"). Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.


Subaccount Investment by Fund:

WRL Series Fund, Inc.
       WRL J.P. Morgan Money Market
       WRL AEGON Bond
       WRL Janus Growth
       WRL Janus Global
       WRL LKCM Strategic Total Return
       WRL VKAM Emerging Growth
       WRL Alger Aggressive Growth
       WRL AEGON Balanced
       WRL Federated Growth & Income
       WRL Dean Asset Allocation

WRL Series Fund, Inc. (continued)

       WRL C.A.S.E. Growth
       WRL NWQ Value Equity
       WRL GE International Equity
        (formerly WRL GE/Scottish Equitable
        International Equity)
       WRL U.S. Equity
       WRL Third Avenue Value
       WRL J.P. Morgan Real Estate Securities
       WRL Goldman Sachs Growth
       WRL Goldman Sachs Small Cap
       WRL T. Rowe Price Dividend Growth
       WRL T. Rowe Price Small Cap
       WRL Salomon All Cap
       WRL Pilgrim Baxter Mid Cap Growth
       WRL Dreyfus Mid Cap
       WRL Value Line Aggressive Growth
       WRL Great Companies - America(SM)
       WRL Great Companies - Technology(SM)
       WRL Great Companies - Global(2)
       WRL Gabelli Global Growth
       WRL LKCM Capital Growth

Variable Insurance Products Fund III (VIP III)
       Fidelity VIP III Growth Opportunities Portfolio -
       Service Class 2 (Referred to as "Fidelity VIP III Growth Opportunities")


Variable Insurance Products Fund II (VIP II)
       Fidelity VIP II Contrafund(R) Portfolio - Service Class 2
       (Referred to as "Fidelity VIP II Contrafund(R)")

Variable Insurance Products Fund (VIP)
       Fidelity VIP Equity-Income Portfolio - Service Class 2
       (Referred to as "Fidelity VIP Equity-Income")


The WRL Series Fund, Inc. has entered into annually renewable investment advisory agreements for each Portfolio with WRL Investment Management, Inc. ("WRL Management") as investment adviser. WRL Management is a wholly-owned subsidiary of WRL.


Costs incurred in connection with the advisory services rendered by WRL Management are paid by each Portfolio. WRL Management has entered into sub-advisory agreements with various management companies ("Sub-Advisers"), some of which are affiliates of WRL. Each Sub-Adviser is compensated

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 1 -- (continued)

directly by WRL Management. The other three Funds have each entered into a participation agreement for their respective Portfolio among the Fund, its adviser, and WRL.

Each period reported on within the Financial Statements reflects a full twelve-month period, except as follows:

Class A and Class B

Subaccount                                  Inception Date
----------                                 ---------------
WRL C.A.S.E. Growth                            05/01/1996
WRL NWQ Value Equity                           05/01/1996
WRL GE International Equity                    01/02/1997
   (formerly WRL GE/Scottish Equitable
   International Equity)
WRL GE U.S. Equity                             01/02/1997
WRL Third Avenue Value                         01/02/1998
WRL J.P. Morgan Real Estate Securities         05/01/1998
WRL Goldman Sachs Growth                       05/03/1999
WRL Goldman Sachs Small Cap                    05/03/1999
WRL T. Rowe Price Dividend Growth              05/03/1999
WRL T. Rowe Price Small Cap                    05/03/1999
WRL Salomon All Cap                            05/03/1999
WRL Pilgrim Baxter Mid Cap Growth              05/03/1999
WRL Dreyfus Mid Cap                            05/03/1999
WRL Value Line Aggressive Growth               05/01/2000
WRL Great Companies - America(SM)              05/01/2000
WRL Great Companies - Technology(SM)           05/01/2000
WRL Great Companies - Global(2)                09/01/2000
WRL Gabelli Global Growth                      09/01/2000
WRL LKCM Capital Growth                        12/01/2000
Fidelity VIP III Growth Opportunities          05/01/2000
Fidelity VIP II Contrafund(R)                  05/01/2000
Fidelity VIP Equity-Income                     05/01/2000

The income information for the year 1996 has been restated to reflect the merger of C.A.S.E. Reserve Variable Annuity Contract into the WRL Freedom Attainer Variable Annuity Contract in WRL C.A.S.E. Growth subaccount as of December 19, 1997.

Class C and Class D

Subaccount                                  Inception Date
----------                                 ---------------
WRL J.P. Morgan Money Market                   05/03/1999
WRL AEGON Bond                                 05/03/1999
WRL Janus Growth                               05/03/1999
WRL Janus Global                               05/03/1999
WRL LKCM Strategic Total Return                05/03/1999
WRL VKAM Emerging Growth                       05/03/1999
WRL Alger Aggressive Growth                    05/03/1999
WRL AEGON Balanced                             05/03/1999
WRL Federated Growth & Income                  05/03/1999
WRL Dean Asset Allocation                      05/03/1999
WRL C.A.S.E. Growth                            05/03/1999
WRL NWQ Value Equity                           05/03/1999
WRL GE International Equity                    05/03/1999
WRL GE U.S. Equity                             05/03/1999
WRL Third Avenue Value                         05/03/1999
WRL J.P. Morgan Real Estate Securities         05/03/1999
WRL Goldman Sachs Growth                       05/03/1999
WRL Goldman Sachs Small Cap                    05/03/1999
WRL T. Rowe Price Dividend Growth              05/03/1999
WRL T. Rowe Price Small Cap                    05/03/1999
WRL Salomon All Cap                            05/03/1999
WRL Pilgrim Baxter Mid Cap Growth              05/03/1999
WRL Dreyfus Mid Cap                            05/03/1999
WRL Value Line Aggressive Growth               05/01/2000
WRL Great Companies - America(SM)              05/01/2000
WRL Great Companies - Technology(SM)           05/01/2000
WRL Great Companies - Global(2)                09/01/2000
WRL Gabelli Global Growth                      09/01/2000
WRL LKCM Capital Growth                        12/01/2000
Fidelity VIP III Growth Opportunities          05/01/2000
Fidelity VIP II Contrafund(R)                  05/01/2000
Fidelity VIP Equity-Income                     05/01/2000

Effective September 1, 2000, the WRL Janus Global subaccounts are not available for investment to new Contract owners. The subaccounts remain open to Contract owners who purchased the Contract before September 1, 2000.

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 1 -- (continued)

On May 1, 2000, September 1, 2000, and December 1, 2000, WRL made initial contributions totaling $ 1,125,000, $ 850,000, and $ 500,000, respectively, to the Annuity Account. The respective amount of the contributions and units received are as follows:

Class A

Subaccount                                 Contribution      Units
----------                                --------------   ---------
May 1, 2000:
WRL Value Line Aggressive Growth          $ 200,000        20,000
WRL Great Companies - America(SM)           200,000        20,000
WRL Great Companies - Technology(SM)        200,000        20,000
Fidelity VIP III Growth Opportunities        25,000         2,500
Fidelity VIP II Contrafund(R)                25,000         2,500
Fidelity VIP Equity-Income                   25,000         2,500
September 1, 2000:
WRL Great Companies - Global(2)             187,500        18,750
WRL Gabelli Global Growth                   187,500        18,750
December 1, 2000:
WRL LKCM Capital Growth                     125,000        12,500

Class B

Subaccount                                 Contribution      Units
----------                                --------------   ---------
May 1, 2000:
WRL Value Line Aggressive Growth          $  25,000         2,500
WRL Great Companies - America(SM)            25,000         2,500
WRL Great Companies - Technology(SM)         25,000         2,500
Fidelity VIP III Growth Opportunities        25,000         2,500
Fidelity VIP II Contrafund(R)                25,000         2,500
Fidelity VIP Equity-Income                   25,000         2,500
September 1, 2000:
WRL Great Companies - Global(2)             187,500        18,750
WRL Gabelli Global Growth                   187,500        18,750
December 1, 2000:
WRL LKCM Capital Growth                     125,000        12,500

Class C

Subaccount                                 Contribution      Units
----------                                --------------   ---------
May 1, 2000:
WRL Value Line Aggressive Growth          $  25,000         2,500
WRL Great Companies - America(SM)            25,000         2,500
WRL Great Companies - Technology(SM)         25,000         2,500
Fidelity VIP III Growth Opportunities        25,000         2,500
Fidelity VIP II Contrafund(R)                25,000         2,500
Fidelity VIP Equity-Income                   25,000         2,500
September 1, 2000:
WRL Great Companies - Global(2)              25,000         2,500
WRL Gabelli Global Growth                    25,000         2,500
December 1, 2000:
WRL LKCM Capital Growth                     125,000        12,500

Class D

Subaccount                                 Contribution      Units
----------                                --------------   --------
May 1, 2000:
WRL Value Line Aggressive Growth          $ 25,000          2,500
WRL Great Companies - America(SM)           25,000          2,500
WRL Great Companies - Technology(SM)        25,000          2,500
Fidelity VIP III Growth Opportunities       25,000          2,500
Fidelity VIP II Contrafund(R)               25,000          2,500
Fidelity VIP Equity-Income                  25,000          2,500
September 1, 2000:
WRL Great Companies - Global(2)             25,000          2,500
WRL Gabelli Global Growth                   25,000          2,500
December 1, 2000:
WRL LKCM Capital Growth                    125,000         12,500

The Annuity Account holds assets to support the benefits under certain flexible payment variable accumulation deferred annuity contracts (the "Contracts") issued by WRL. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 1 -- (continued)

The following significant accounting policies, which are in conformity with accounting principles generally accepted in the United States, have been consistently applied in the preparation of the Annuity Account Financial Statements. The preparation of the Financial Statements required management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.


A. Valuation of Investments and Securities Transactions

Investments in the Funds' shares are valued at the closing net asset value ("NAV") per share of the underlying Portfolio, as determined by the Funds. Investment transactions are accounted for on the trade date at the Portfolio NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.


B. Federal Income Taxes

The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under the current Internal Revenue Code, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.


NOTE 2 -- CHARGES AND DEDUCTIONS


Charges are assessed by WRL in connection with the issuance and administration of the Contracts.


A. Contract Charges

No deduction for sales expenses is made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered.


On each anniversary through maturity date, and at surrender, WRL will deduct an annual Contract charge as partial compensation for providing administrative services under the Contracts.

B. Subaccount Charges

A daily charge as a percentage of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual Contract level) effectively reduces the value of a unit outstanding during the year. The following reflects the annual rate for daily charges as assessed by each Annuity Account class:


  Class A   1.25 %
  Class B   1.40 %
  Class C   1.65 %
  Class D   1.80 %

NOTE 3 -- DIVIDEND DISTRIBUTIONS


Dividends are not declared by the Annuity Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Annuity Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Annuity Account.


NOTE 4 -- SECURITIES TRANSACTIONS

Securities transactions for the year ended December 31, 2000 are as follows (in thousands):

                                     Purchases      Proceeds
                                        of         from Sales
Subaccount                          Securities    of Securities
--------------------------------- -------------- --------------
WRL J.P. Morgan Money Market       $ 1,189,949    $ 1,300,545
WRL AEGON Bond                          24,437         40,382
WRL Janus Growth                       570,305        262,143
WRL Janus Global                       785,806        409,194
WRL LKCM Strategic Total Return        103,513        105,813
WRL VKAM Emerging Growth             1,066,987        584,781
WRL Alger Aggressive Growth            302,010         76,617
WRL AEGON Balanced                      13,601         16,626
WRL Federated Growth & Income           50,055         27,875
WRL Dean Asset Allocation               19,070         80,799
WRL C.A.S.E. Growth                     35,891         29,585
WRL NWQ Value Equity                    49,784         58,625
WRL GE International Equity             19,977          9,578

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 4 -- (continued)

                                    Purchases     Proceeds
                                       of        from Sales
Subaccount                         Securities   of Securities
----------                        ------------ --------------
WRL GE U.S. Equity                  $ 63,536      $ 32,636
WRL Third Avenue Value                72,035        20,439
WRL J.P. Morgan Real Estate
  Securities                          19,253         9,875
WRL Goldman Sachs Growth              13,710         4,854
WRL Goldman Sachs Small Cap            5,759         2,285
WRL T. Rowe Price Dividend
  Growth                              10,793         5,094
WRL T. Rowe Price Small Cap           23,371         7,233
WRL Salomon All Cap                   69,451        10,254
WRL Pilgrim Baxter
  Mid Cap Growth                     229,817        36,586
WRL Dreyfus Mid Cap                   14,666         5,023
WRL Value Line
  Aggressive Growth                    5,725           300
WRL Great Companies - America(SM)     70,839         2,143
WRL Great Companies -
  Technology(SM)                      36,958         4,702
WRL Great Companies - Global(2)        4,626            77
WRL Gabelli Global Growth             13,644         1,931
WRL LKCM Capital Growth                  693             1
Fidelity VIP III
  Growth Opportunities                 4,648           502
Fidelity VIP II Contrafund(R)          7,240           122
Fidelity VIP Equity-Income             4,336           696

NOTE 5 -- FINANCIAL HIGHLIGHTS


Per unit information has been computed using average units outstanding throughout the year. Total return is not annualized for periods less than one year. The ratio of net investment income (loss) to average net assets is annualized for periods less than one year.

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- EQUITY TRANSACTIONS
          (All amounts in thousands)

Unit Activity:
--------------
                                                   Year        Units Outstanding -
                                                  Ended         Beginning of Year
                                            ----------------- ---------------------
WRL J.P. Morgan Money Market Subaccount
   Class A ................................      12/31/00              6,518
                                                 12/31/99              3,396
   Class B ................................      12/31/00             21,724
                                                 12/31/99              7,839
   Class C ................................      12/31/00                  3
                                                 12/31/99(1)               0
   Class D ................................      12/31/00                  3
                                                 12/31/99(1)               0
WRL AEGON Bond Subaccount
   Class A ................................      12/31/00              1,843
                                                 12/31/99              2,415
   Class B ................................      12/31/00              6,281
                                                 12/31/99              6,351
   Class C ................................      12/31/00                  3
                                                 12/31/99(1)               0
   Class D ................................      12/31/00                  3
                                                 12/31/99(1)               0
WRL Janus Growth Subaccount
   Class A ................................      12/31/00             11,831
                                                 12/31/99             13,063
   Class B ................................      12/31/00             32,275
                                                 12/31/99             27,435
   Class C ................................      12/31/00                  3
                                                 12/31/99(1)               0
   Class D ................................      12/31/00                  3
                                                 12/31/99(1)               0
WRL Janus Global Subaccount
   Class A ................................      12/31/00              8,767
                                                 12/31/99              9,640
   Class B ................................      12/31/00             18,875
                                                 12/31/99             17,105
   Class C ................................      12/31/00                  3
                                                 12/31/99(1)               0
   Class D ................................      12/31/00                  3
                                                 12/31/99(1)               0

Unit Activity:
--------------
                                                                             Units Outstanding -
                                             Units Issued   Units Redeemed       End of Year
                                            -------------- ---------------- --------------------
WRL J.P. Morgan Money Market Subaccount
   Class A ................................      14,941         (17,596)            3,863
                                                 15,925         (12,803)            6,518
   Class B ................................     132,002        (138,065)           15,661
                                                109,714         (95,829)           21,724
   Class C ................................         632            (405)              230
                                                      3               0                 3
   Class D ................................         118             (68)               53
                                                      3               0                 3
WRL AEGON Bond Subaccount
   Class A ................................         548            (834)            1,557
                                                    739          (1,311)            1,843
   Class B ................................       2,340          (3,376)            5,245
                                                  4,449          (4,519)            6,281
   Class C ................................          26              (7)               22
                                                      3               0                 3
   Class D ................................           0               0                 3
                                                      3               0                 3
WRL Janus Growth Subaccount
   Class A ................................       1,124          (2,324)           10,631
                                                  2,081          (3,313)           11,831
   Class B ................................      13,847         (11,480)           34,642
                                                 18,424         (13,584)           32,275
   Class C ................................         893             (91)              805
                                                      3               0                 3
   Class D ................................         119             (11)              111
                                                      3               0                 3
WRL Janus Global Subaccount
   Class A ................................       1,363          (1,861)            8,269
                                                  1,729          (2,602)            8,767
   Class B ................................      14,417         (12,662)           20,630
                                                 11,751          (9,981)           18,875
   Class C ................................         440             (67)              376
                                                      3               0                 3
   Class D ................................          48              (8)               43
                                                      3               0                 3

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- (continued)

Unit Activity:
--------------
                                                   Year        Units Outstanding -
                                                  Ended         Beginning of Year
                                            ----------------- ---------------------
WRL LKCM Strategic Total Return Subaccount
   Class A ................................      12/31/00              7,040
                                                 12/31/99              7,983
   Class B ................................      12/31/00             16,137
                                                 12/31/99             16,462
   Class C ................................      12/31/00                  3
                                                 12/31/99(1)               0
   Class D ................................      12/31/00                  3
                                                 12/31/99(1)               0
WRL VKAM Emerging Growth Subaccount
   Class A ................................      12/31/00              6,154
                                                 12/31/99              6,443
   Class B ................................      12/31/00             14,179
                                                 12/31/99             12,279
   Class C ................................      12/31/00                  3
                                                 12/31/99(1)               0
   Class D ................................      12/31/00                  3
                                                 12/31/99(1)               0
WRL Alger Aggressive Growth Subaccount
   Class A ................................      12/31/00              3,898
                                                 12/31/99              4,069
   Class B ................................      12/31/00             13,252
                                                 12/31/99             10,807
   Class C ................................      12/31/00                  3
                                                 12/31/99(1)               0
   Class D ................................      12/31/00                  3
                                                 12/31/99(1)               0
WRL AEGON Balanced Subaccount
   Class A ................................      12/31/00              1,453
                                                 12/31/99              1,336
   Class B ................................      12/31/00              4,467
                                                 12/31/99              4,024
   Class C ................................      12/31/00                  3
                                                 12/31/99(1)               0
   Class D ................................      12/31/00                  3
                                                 12/31/99(1)               0

Unit Activity:
--------------
                                                                             Units Outstanding -
                                             Units Issued   Units Redeemed       End of Year
                                            -------------- ---------------- --------------------
WRL LKCM Strategic Total Return Subaccount
   Class A ................................      1,171           (1,639)            6,572
                                                 1,196           (2,139)            7,040
   Class B ................................      6,441           (7,689)           14,889
                                                 6,053           (6,378)           16,137
   Class C ................................        216              (49)              170
                                                     3                0                 3
   Class D ................................         28              (10)               21
                                                     3                0                 3
WRL VKAM Emerging Growth Subaccount
   Class A ................................      2,342           (2,628)            5,868
                                                 2,008           (2,297)            6,154
   Class B ................................     14,702          (12,680)           16,201
                                                10,810           (8,910)           14,179
   Class C ................................        453              (56)              400
                                                     3                0                 3
   Class D ................................         82               (8)               77
                                                     3                0                 3
WRL Alger Aggressive Growth Subaccount
   Class A ................................      1,106           (1,167)            3,837
                                                 1,440           (1,611)            3,898
   Class B ................................      8,606           (5,569)           16,289
                                                 8,405           (5,960)           13,252
   Class C ................................        341              (70)              274
                                                     3                0                 3
   Class D ................................         56               (9)               50
                                                     3                0                 3
WRL AEGON Balanced Subaccount
   Class A ................................        249             (528)            1,174
                                                   688             (571)            1,453
   Class B ................................      1,774           (1,765)            4,476
                                                 2,279           (1,836)            4,467
   Class C ................................         34               (8)               29
                                                     3                0                 3
   Class D ................................          7               (2)                8
                                                     3                0                 3

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- (continued)

Unit Activity:
--------------
                                                   Year        Units Outstanding -
                                                  Ended         Beginning of Year
                                            ----------------- ---------------------
WRL Federated Growth & Income Subaccount
   Class A ................................      12/31/00                742
                                                 12/31/99              1,021
   Class B ................................      12/31/00              3,024
                                                 12/31/99              3,248
   Class C ................................      12/31/00                  3
                                                 12/31/99(1)               0
   Class D ................................      12/31/00                  3
                                                 12/31/99(1)               0
WRL Dean Asset Allocation Subaccount
   Class A ................................      12/31/00              3,845
                                                 12/31/99              5,174
   Class B ................................      12/31/00             10,939
                                                 12/31/99             14,496
   Class C ................................      12/31/00                  3
                                                 12/31/99(1)               0
   Class D ................................      12/31/00                  3
                                                 12/31/99(1)               0
WRL C.A.S.E. Growth Subaccount
   Class A ................................      12/31/00                684
                                                 12/31/99                887
   Class B ................................      12/31/00              3,137
                                                 12/31/99              3,043
   Class C ................................      12/31/00                  3
                                                 12/31/99(1)               0
   Class D ................................      12/31/00                  3
                                                 12/31/99(1)               0
WRL NWQ Value Equity Subaccount
   Class A ................................      12/31/00              2,371
                                                 12/31/99              2,964
   Class B ................................      12/31/00              5,579
                                                 12/31/99              7,103
   Class C ................................      12/31/00                  3
                                                 12/31/99(1)               0
   Class D ................................      12/31/00                  3
                                                 12/31/99(1)               0



Unit Activity:
--------------
                                                                             Units Outstanding -
                                             Units Issued   Units Redeemed       End of Year
                                            -------------- ---------------- --------------------
WRL Federated Growth & Income Subaccount
   Class A ................................        887            (648)               981
                                                   225            (504)               742
   Class B ................................      2,990          (2,121)             3,893
                                                 1,704          (1,928)             3,024
   Class C ................................         28              (7)                24
                                                     3               0                  3
   Class D ................................          2              (1)                 4
                                                     3               0                  3
WRL Dean Asset Allocation Subaccount
   Class A ................................        441          (1,516)             2,770
                                                   850          (2,179)             3,845
   Class B ................................      1,670          (5,292)             7,317
                                                 3,195          (6,752)            10,939
   Class C ................................         26              (7)                22
                                                     3               0                  3
   Class D ................................          2              (1)                 4
                                                     3               0                  3
WRL C.A.S.E. Growth Subaccount
   Class A ................................        476            (537)               623
                                                   789            (992)               684
   Class B ................................      2,038          (2,124)             3,051
                                                 3,570          (3,476)             3,137
   Class C ................................         20              (5)                18
                                                     3               0                  3
   Class D ................................          7              (3)                 7
                                                     3               0                  3
WRL NWQ Value Equity Subaccount
   Class A ................................        921          (1,175)             2,117
                                                 1,392          (1,985)             2,371
   Class B ................................      4,189          (4,704)             5,064
                                                 5,308          (6,832)             5,579
   Class C ................................         12              (2)                13
                                                     3               0                  3
   Class D ................................          6              (2)                 7
                                                     3               0                  3

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- (continued)

Unit Activity:
--------------
                                                   Year        Units Outstanding -
                                                  Ended         Beginning of Year
                                            ----------------- ---------------------
WRL GE International Equity Subaccount
   Class A ................................      12/31/00               403
                                                 12/31/99               573
   Class B ................................      12/31/00             1,408
                                                 12/31/99             1,642
   Class C ................................      12/31/00                 3
                                                 12/31/99(1)              0
   Class D ................................      12/31/00                 3
                                                 12/31/99(1)              0
WRL GE U.S. Equity Subaccount
   Class A ................................      12/31/00             1,823
                                                 12/31/99             1,538
   Class B ................................      12/31/00             6,781
                                                 12/31/99             4,840
   Class C ................................      12/31/00                 3
                                                 12/31/99(1)              0
   Class D ................................      12/31/00                 3
                                                 12/31/99(1)              0
WRL Third Avenue Value Subaccount
   Class A ................................      12/31/00               505
                                                 12/31/99               644
   Class B ................................      12/31/00               968
                                                 12/31/99             1,025
   Class C ................................      12/31/00                 3
                                                 12/31/99(1)              0
   Class D ................................      12/31/00                 3
                                                 12/31/99(1)              0
WRL J.P. Morgan Real Estate Securities Subaccount
   Class A ................................      12/31/00                51
                                                 12/31/99                68
   Class B ................................      12/31/00               203
                                                 12/31/99               157
   Class C ................................      12/31/00                 3
                                                 12/31/99(1)              0
   Class D ................................      12/31/00                 3
                                                 12/31/99(1)              0

Unit Activity:
--------------
                                                                             Units Outstanding -
                                             Units Issued   Units Redeemed       End of Year
                                            -------------- ---------------- --------------------
WRL GE International Equity Subaccount
   Class A ................................        317             (238)              482
                                                   281             (451)              403
   Class B ................................      1,304             (943)            1,769
                                                17,277          (17,511)            1,408
   Class C ................................         28               (2)               29
                                                     3                0                 3
   Class D ................................         18               (4)               17
                                                     3                0                 3
WRL GE U.S. Equity Subaccount
   Class A ................................      1,362             (860)            2,325
                                                 1,742           (1,457)            1,823
   Class B ................................      4,570           (3,685)            7,666
                                                 6,339           (4,398)            6,781
   Class C ................................        102              (19)               86
                                                     3                0                 3
   Class D ................................         34               (2)               35
                                                     3                0                 3
WRL Third Avenue Value Subaccount
   Class A ................................      1,271             (563)            1,213
                                                   344             (483)              505
   Class B ................................      5,794           (2,632)            4,130
                                                   746             (803)              968
   Class C ................................         40               (4)               39
                                                     3                0                 3
   Class D ................................          3               (1)                5
                                                     3                0                 3
WRL J.P. Morgan Real Estate Securities Subaccount
   Class A ................................        308             (198)              161
                                                    29              (46)               51
   Class B ................................      2,088           (1,235)            1,056
                                                   711             (665)              203
   Class C ................................         10               (3)               10
                                                     3                0                 3
   Class D ................................         12               (5)               10
                                                     3                0                 3

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- (continued)

Unit Activity:
--------------
                                                   Year        Units Outstanding -
                                                  Ended         Beginning of Year
                                            ----------------- ---------------------
WRL Goldman Sachs Growth Subaccount
   Class A ................................      12/31/00              114
                                                 12/31/99(1)             0
   Class B ................................      12/31/00              504
                                                 12/31/99(1)             0
   Class C ................................      12/31/00                3
                                                 12/31/99(1)             0
   Class D ................................      12/31/00                3
                                                 12/31/99(1)             0
WRL Goldman Sachs Small Cap Subaccount
   Class A ................................      12/31/00               37
                                                 12/31/99(1)             0
   Class B ................................      12/31/00              166
                                                 12/31/99(1)             0
   Class C ................................      12/31/00                3
                                                 12/31/99(1)             0
   Class D ................................      12/31/00                3
                                                 12/31/99(1)             0
WRL T. Rowe Price Dividend Growth Subaccount
   Class A ................................      12/31/00              198
                                                 12/31/99(1)             0
   Class B ................................      12/31/00              692
                                                 12/31/99(1)             0
   Class C ................................      12/31/00                3
                                                 12/31/99(1)             0
   Class D ................................      12/31/00                3
                                                 12/31/99(1)             0
WRL T. Rowe Price Small Cap Subaccount
   Class A ................................      12/31/00              285
                                                 12/31/99(1)             0
   Class B ................................      12/31/00              359
                                                 12/31/99(1)             0
   Class C ................................      12/31/00                3
                                                 12/31/99(1)             0
   Class D ................................      12/31/00                3
                                                 12/31/99(1)             0

Unit Activity:
--------------
                                                                             Units Outstanding -
                                             Units Issued   Units Redeemed       End of Year
                                            -------------- ---------------- --------------------
WRL Goldman Sachs Growth Subaccount
   Class A ................................        289           (190)                213
                                                   162            (48)                114
   Class B ................................      1,131           (487)              1,148
                                                   679           (175)                504
   Class C ................................         33             (7)                 29
                                                     3              0                   3
   Class D ................................          8             (1)                 10
                                                     3              0                   3
WRL Goldman Sachs Small Cap Subaccount
   Class A ................................         71            (47)                 61
                                                   244           (207)                 37
   Class B ................................        495           (250)                411
                                                   437           (271)                166
   Class C ................................         10             (4)                  9
                                                     3              0                   3
   Class D ................................          7             (3)                  7
                                                     3              0                   3
WRL T. Rowe Price Dividend Growth Subaccount
   Class A ................................        383           (202)                379
                                                   224            (26)                198
   Class B ................................        993           (562)              1,123
                                                   925           (233)                692
   Class C ................................         26             (5)                 24
                                                     3              0                   3
   Class D ................................          3             (2)                  4
                                                     3              0                   3
WRL T. Rowe Price Small Cap Subaccount
   Class A ................................        577           (348)                514
                                                   609           (324)                285
   Class B ................................      1,470           (666)              1,163
                                                   929           (570)                359
   Class C ................................         42             (5)                 40
                                                     3              0                   3
   Class D ................................          0              0                   3
                                                     3              0                   3

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- (continued)

Unit Activity:
--------------
                                                   Year        Units Outstanding -
                                                  Ended         Beginning of Year
                                            ----------------- ---------------------
WRL Salomon All Cap Subaccount
   Class A ................................      12/31/00               120
                                                 12/31/99(1)              0
   Class B ................................      12/31/00               425
                                                 12/31/99(1)              0
   Class C ................................      12/31/00                 3
                                                 12/31/99(1)              0
   Class D ................................      12/31/00                 3
                                                 12/31/99(1)              0
WRL Pilgrim Baxter Mid Cap Growth Subaccount
   Class A ................................      12/31/00               377
                                                 12/31/99(1)              0
   Class B ................................      12/31/00             1,452
                                                 12/31/99(1)              0
   Class C ................................      12/31/00                 3
                                                 12/31/99(1)              0
   Class D ................................      12/31/00                 3
                                                 12/31/99(1)              0
WRL Dreyfus Mid Cap Subaccount
   Class A ................................      12/31/00                76
                                                 12/31/99(1)              0
   Class B ................................      12/31/00               210
                                                 12/31/99(1)              0
   Class C ................................      12/31/00                 3
                                                 12/31/99(1)              0
   Class D ................................      12/31/00                 3
                                                 12/31/99(1)              0
WRL Value Line Aggressive Growth Subaccount
   Class A ................................      12/31/00(1)              0
   Class B ................................      12/31/00(1)              0
   Class C ................................      12/31/00(1)              0
   Class D ................................      12/31/00(1)              0

Unit Activity:
--------------
                                                                             Units Outstanding -
                                             Units Issued   Units Redeemed       End of Year
                                            -------------- ---------------- --------------------
WRL Salomon All Cap Subaccount
   Class A ................................        877            (140)               857
                                                   351            (231)               120
   Class B ................................      5,532          (1,849)             4,108
                                                   863            (438)               425
   Class C ................................         98              (8)                93
                                                     3               0                  3
   Class D ................................         28              (2)                29
                                                     3               0                  3
WRL Pilgrim Baxter Mid Cap Growth Subaccount
   Class A ................................      1,904            (759)             1,522
                                                   467             (90)               377
   Class B ................................     13,706          (6,011)             9,147
                                                 2,223            (771)             1,452
   Class C ................................        202             (30)               175
                                                     3               0                  3
   Class D ................................         36              (4)                35
                                                     3               0                  3
WRL Dreyfus Mid Cap Subaccount
   Class A ................................        259            (180)               155
                                                    80              (4)                76
   Class B ................................      1,258            (566)               902
                                                   428            (218)               210
   Class C ................................         25              (3)                25
                                                     3               0                  3
   Class D ................................          1               0                  4
                                                     3               0                  3
WRL Value Line Aggressive Growth Subaccount
   Class A ................................         92             (11)                81
   Class B ................................        467             (47)               420
   Class C ................................         13               0                 13
   Class D ................................          4               0                  4

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- (continued)

Unit Activity:
--------------
                                                   Year        Units Outstanding -
                                                  Ended         Beginning of Year
                                            ----------------- ---------------------
WRL Great Companies - America(SM) Subaccount
   Class A ................................      12/31/00(1)           0
   Class B ................................      12/31/00(1)           0
   Class C ................................      12/31/00(1)           0
   Class D ................................      12/31/00(1)           0
WRL Great Companies - Technology(SM) Subaccount
   Class A ................................      12/31/00(1)           0
   Class B ................................      12/31/00(1)           0
   Class C ................................      12/31/00(1)           0
   Class D ................................      12/31/00(1)           0
WRL Great Companies - Global(2) Subaccount
   Class A ................................      12/31/00(1)           0
   Class B ................................      12/31/00(1)           0
   Class C ................................      12/31/00(1)           0
   Class D ................................      12/31/00(1)           0
WRL Gabelli Global Growth Subaccount
   Class A ................................      12/31/00(1)           0
   Class B ................................      12/31/00(1)           0
   Class C ................................      12/31/00(1)           0
   Class D ................................      12/31/00(1)           0
WRL LKCM Capital Growth Subaccount
   Class A ................................      12/31/00(1)           0
   Class B ................................      12/31/00(1)           0
   Class C ................................      12/31/00(1)           0
   Class D ................................      12/31/00(1)           0


Unit Activity:
--------------
                                                                             Units Outstanding -
                                             Units Issued   Units Redeemed       End of Year
                                            -------------- ---------------- --------------------
WRL Great Companies - America(SM) Subaccount
   Class A ................................        859            (93)                766
   Class B ................................      6,297           (720)              5,577
   Class C ................................        274             (4)                270
   Class D ................................         41             (4)                 37
WRL Great Companies - Technology(SM) Subaccount
   Class A ................................        695           (323)                372
   Class B ................................      3,616           (830)              2,786
   Class C ................................         43              0                  43
   Class D ................................         26             (6)                 20
WRL Great Companies - Global2 Subaccount
   Class A ................................        137             (9)                128
   Class B ................................        395            (31)                364
   Class C ................................         20              0                  20
   Class D ................................          3              0                   3
WRL Gabelli Global Growth Subaccount
   Class A ................................        175            (20)                155
   Class B ................................      1,400           (407)                993
   Class C ................................         31              0                  31
   Class D ................................         23             (3)                 20
WRL LKCM Capital Growth Subaccount
   Class A ................................         14              0                  14
   Class B ................................         32             (1)                 31
   Class C ................................         13              0                  13
   Class D ................................         13              0                  13

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- (continued)

Unit Activity:
--------------
                                                   Year        Units Outstanding -
                                                  Ended         Beginning of Year
                                            ----------------- ---------------------
Fidelity VIP III Growth Opportunities Subaccount
   Class A ................................      12/31/00(1)            0
   Class B ................................      12/31/00(1)            0
   Class C ................................      12/31/00(1)            0
   Class D ................................      12/31/00(1)            0
Fidelity VIP II Contrafund(R) Subaccount
   Class A ................................      12/31/00(1)            0
   Class B ................................      12/31/00(1)            0
   Class C ................................      12/31/00(1)            0
   Class D ................................      12/31/00(1)            0
Fidelity VIP Equity-Income Subaccount
   Class A ................................      12/31/00(1)            0
   Class B ................................      12/31/00(1)            0
   Class C ................................      12/31/00(1)            0
   Class D ................................      12/31/00(1)            0

Unit Activity:
--------------
                                                                             Units Outstanding -
                                             Units Issued   Units Redeemed       End of Year
                                            -------------- ---------------- --------------------
Fidelity VIP III Growth Opportunities Subaccount
   Class A ................................       134             (47)                87
   Class B ................................       352             (19)               333
   Class C ................................        16              (1)                15
   Class D ................................         9              (4)                 5
Fidelity VIP II Contrafund(R) Subaccount
   Class A ................................       118             (10)               108
   Class B ................................       605             (29)               576
   Class C ................................        46              (2)                44
   Class D ................................        12              (3)                 9
Fidelity VIP Equity-Income Subaccount
   Class A ................................       113             (29)                84
   Class B ................................       349             (98)               251
   Class C ................................        11               0                 11
   Class D ................................         4               0                  4

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- (continued)

Capital Unit Transactions:
--------------------------
                                                                                                    Increase (Decrease)
                                                     Year        Proceeds from   Cost of Units      in Net Assets from
                                                    Ended         Units Issued      Redeemed     Capital Unit Transactions
                                              ----------------- --------------- --------------- --------------------------
WRL J.P. Morgan Money Market Subaccount
   Class A ..................................      12/31/00        $  227,132    $   (266,654)          $  (39,522)
                                                   12/31/99           232,910        (187,224)              45,686
   Class B ..................................      12/31/00         1,671,323      (1,745,323)             (74,000)
                                                   12/31/99         1,338,148      (1,168,282)             169,866
   Class C ..................................      12/31/00             6,516          (4,187)               2,329
                                                   12/31/99(1)             25               0                   25
   Class D ..................................      12/31/00             1,222            (703)                 519
                                                   12/31/99(1)             25               0                   25
WRL AEGON Bond Subaccount
   Class A ..................................      12/31/00            11,456         (17,229)              (5,773)
                                                   12/31/99            15,202         (26,921)             (11,719)
   Class B ..................................      12/31/00            33,378         (47,697)             (14,319)
                                                   12/31/99            62,733         (63,678)                (945)
   Class C ..................................      12/31/00               274             (67)                 207
                                                   12/31/99(1)             25               0                   25
   Class D ..................................      12/31/00                 6              (1)                   5
                                                   12/31/99(1)             25               0                   25
WRL Janus Growth Subaccount
   Class A ..................................      12/31/00           108,730        (219,403)            (110,673)
                                                   12/31/99           152,871        (244,654)             (91,783)
   Class B ..................................      12/31/00           642,023        (522,640)             119,383
                                                   12/31/99           658,516        (486,621)             171,895
   Class C ..................................      12/31/00             9,127            (918)               8,209
                                                   12/31/99(1)             25               0                   25
   Class D ..................................      12/31/00             1,194            (107)               1,087
                                                   12/31/99(1)             25               0                   25
WRL Janus Global Subaccount
   Class A ..................................      12/31/00            72,333         (96,450)             (24,117)
                                                   12/31/99            61,533         (92,690)             (31,157)
   Class B ..................................      12/31/00           750,193        (653,532)              96,661
                                                   12/31/99           418,291        (356,658)              61,633
   Class C ..................................      12/31/00             5,033            (726)               4,307
                                                   12/31/99(1)             25               0                   25
   Class D ..................................      12/31/00               559             (86)                 473
                                                   12/31/99(1)             25               0                   25

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- (continued)

Capital Unit Transactions:
--------------------------
                                                                                                    Increase (Decrease)
                                                     Year        Proceeds from   Cost of Units      in Net Assets from
                                                    Ended         Units Issued      Redeemed     Capital Unit Transactions
                                              ----------------- --------------- --------------- --------------------------
WRL LKCM Strategic Total Return Subaccount
   Class A ..................................      12/31/00        $   25,131     $  (35,116)           $  (9,985)
                                                   12/31/99            24,844        (44,414)             (19,570)
   Class B ..................................      12/31/00           136,860       (163,589)             (26,729)
                                                   12/31/99           124,950       (131,518)              (6,568)
   Class C ..................................      12/31/00             2,164           (488)               1,676
                                                   12/31/99(1)             25              0                   25
   Class D ..................................      12/31/00               280            (95)                 185
                                                   12/31/99(1)             25              0                   25
WRL VKAM Emerging Growth Subaccount
   Class A ..................................      12/31/00           165,137       (181,155)             (16,018)
                                                   12/31/99            79,034        (88,629)              (9,595)
   Class B ..................................      12/31/00         1,019,441       (871,653)             147,788
                                                   12/31/99           422,476       (349,138)              73,338
   Class C ..................................      12/31/00             5,925           (706)               5,219
                                                   12/31/99(1)             25              0                   25
   Class D ..................................      12/31/00             1,049           (104)                 945
                                                   12/31/99(1)             25              0                   25
WRL Alger Aggressive Growth Subaccount
   Class A ..................................      12/31/00            46,993        (46,241)                 752
                                                   12/31/99            44,279        (48,859)              (4,580)
   Class B ..................................      12/31/00           356,742       (221,195)             135,547
                                                   12/31/99           257,678       (182,530)              75,148
   Class C ..................................      12/31/00             3,520           (685)               2,835
                                                   12/31/99(1)             25              0                   25
   Class D ..................................      12/31/00               559            (89)                 470
                                                   12/31/99(1)             25              0                   25
WRL AEGON Balanced Subaccount
   Class A ..................................      12/31/00             3,787         (7,797)              (4,010)
                                                   12/31/99            10,368         (8,530)               1,838
   Class B ..................................      12/31/00            26,619        (26,300)                 319
                                                   12/31/99            33,951        (27,230)               6,721
   Class C ..................................      12/31/00               351            (79)                 272
                                                   12/31/99(1)             25              0                   25
   Class D ..................................      12/31/00                73            (16)                  57
                                                   12/31/99(1)             25              0                   25

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- (continued)

Capital Unit Transactions:
--------------------------
                                                                                                    Increase (Decrease)
                                                     Year        Proceeds from   Cost of Units      in Net Assets from
                                                    Ended         Units Issued      Redeemed     Capital Unit Transactions
                                              ----------------- --------------- --------------- --------------------------
WRL Federated Growth & Income Subaccount
   Class A ..................................      12/31/00         $ 15,102      $  (10,685)           $   4,417
                                                   12/31/99            3,553          (7,926)              (4,373)
   Class B ..................................      12/31/00           50,424         (34,706)              15,718
                                                   12/31/99           26,708         (30,115)              (3,407)
   Class C ..................................      12/31/00              317             (74)                 243
                                                   12/31/99(1)            25               0                   25
   Class D ..................................      12/31/00               17              (9)                   8
                                                   12/31/99(1)            25               0                   25
WRL Dean Asset Allocation Subaccount
   Class A ..................................      12/31/00            6,909         (23,714)             (16,805)
                                                   12/31/99           13,824         (35,141)             (21,317)
   Class B ..................................      12/31/00           26,002         (82,337)             (56,335)
                                                   12/31/99           51,728        (107,838)             (56,110)
   Class C ..................................      12/31/00              268             (68)                 200
                                                   12/31/99(1)            25               0                   25
   Class D ..................................      12/31/00               17              (9)                   8
                                                   12/31/99(1)            25               0                   25
WRL C.A.S.E. Growth Subaccount
   Class A ..................................      12/31/00            9,351         (10,671)              (1,320)
                                                   12/31/99           15,227         (18,868)              (3,641)
   Class B ..................................      12/31/00           31,202         (33,044)              (1,842)
                                                   12/31/99           52,397         (50,557)               1,840
   Class C ..................................      12/31/00              191             (47)                 144
                                                   12/31/99(1)            25               0                   25
   Class D ..................................      12/31/00               65             (24)                  41
                                                   12/31/99(1)            25               0                   25
WRL NWQ Value Equity Subaccount
   Class A ..................................      12/31/00           13,219         (16,731)              (3,512)
                                                   12/31/99           19,668         (27,513)              (7,845)
   Class B ..................................      12/31/00           59,779         (66,093)              (6,314)
                                                   12/31/99           75,522         (94,761)             (19,239)
   Class C ..................................      12/31/00              131             (25)                 106
                                                   12/31/99(1)            25               0                   25
   Class D ..................................      12/31/00               71             (21)                  50
                                                   12/31/99(1)            25               0                   25

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- (continued)

Capital Unit Transactions:
--------------------------
                                                                                                    Increase (Decrease)
                                                     Year        Proceeds from   Cost of Units      in Net Assets from
                                                    Ended         Units Issued      Redeemed     Capital Unit Transactions
                                              ----------------- --------------- --------------- --------------------------
WRL GE International Equity Subaccount
   Class A ..................................      12/31/00         $  4,368      $   (3,271)            $  1,097
                                                   12/31/99            3,420          (5,503)              (2,083)
   Class B ..................................      12/31/00           16,927         (12,309)               4,618
                                                   12/31/99          205,933        (210,008)              (4,075)
   Class C ..................................      12/31/00              275             (22)                 253
                                                   12/31/99(1)            25               0                   25
   Class D ..................................      12/31/00              177             (41)                 136
                                                   12/31/99(1)            25               0                   25
WRL GE U.S. Equity Subaccount
   Class A ..................................      12/31/00           23,761         (15,074)               8,687
                                                   12/31/99           28,757         (23,900)               4,857
   Class B ..................................      12/31/00           79,705         (64,348)              15,357
                                                   12/31/99          103,550         (71,471)              32,079
   Class C ..................................      12/31/00            1,061            (194)                 867
                                                   12/31/99(1)            25               0                   25
   Class D ..................................      12/31/00              350             (17)                 333
                                                   12/31/99(1)            25               0                   25
WRL Third Avenue Value Subaccount
   Class A ..................................      12/31/00           16,453          (7,140)               9,313
                                                   12/31/99            3,180          (4,457)              (1,277)
   Class B ..................................      12/31/00           74,301         (33,629)              40,672
                                                   12/31/99            6,830          (7,373)                (543)
   Class C ..................................      12/31/00              547             (58)                 489
                                                   12/31/99(1)            25               0                   25
   Class D ..................................      12/31/00               52             (18)                  34
                                                   12/31/99(1)            25               0                   25
WRL J.P. Morgan Real Estate Securities Subaccount
   Class A ..................................      12/31/00            2,882          (1,872)               1,010
                                                   12/31/99              250            (381)                (131)
   Class B ..................................      12/31/00           19,771         (11,583)               8,188
                                                   12/31/99            6,089          (5,638)                 451
   Class C ..................................      12/31/00              128             (39)                  89
                                                   12/31/99(1)            25               0                   25
   Class D ..................................      12/31/00              150             (61)                  89
                                                   12/31/99(1)            25               0                   25

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- (continued)

Capital Unit Transactions:
--------------------------
                                                                                                    Increase (Decrease)
                                                     Year        Proceeds from   Cost of Units      in Net Assets from
                                                    Ended         Units Issued      Redeemed     Capital Unit Transactions
                                              ----------------- --------------- --------------- --------------------------
WRL Goldman Sachs Growth Subaccount
   Class A ..................................      12/31/00         $ 3,336        $  (2,173)             $ 1,163
                                                   12/31/99(1)        1,614             (489)               1,125
   Class B ..................................      12/31/00          12,802           (5,488)               7,314
                                                   12/31/99(1)        6,881           (1,788)               5,093
   Class C ..................................      12/31/00             355              (78)                 277
                                                   12/31/99(1)           25                0                   25
   Class D ..................................      12/31/00              85               (5)                  80
                                                   12/31/99(1)           25                0                   25
WRL Goldman Sachs Small Cap Subaccount
   Class A ..................................      12/31/00             829             (519)                 310
                                                   12/31/99(1)        2,469           (2,190)                 279
   Class B ..................................      12/31/00           5,889           (2,917)               2,972
                                                   12/31/99(1)        4,542           (2,854)               1,688
   Class C ..................................      12/31/00             109              (35)                  74
                                                   12/31/99(1)           25                0                   25
   Class D ..................................      12/31/00              80              (28)                  52
                                                   12/31/99(1)           25                0                   25
WRL T. Rowe Price Dividend Growth Subaccount
   Class A ..................................      12/31/00           3,499           (1,843)               1,656
                                                   12/31/99(1)        2,140             (239)               1,901
   Class B ..................................      12/31/00           9,190           (5,196)               3,994
                                                   12/31/99(1)        8,844           (2,175)               6,669
   Class C ..................................      12/31/00             267              (46)                 221
                                                   12/31/99(1)           25                0                   25
   Class D ..................................      12/31/00              27              (15)                  12
                                                   12/31/99(1)           25                0                   25
WRL T. Rowe Price Small Cap Subaccount
   Class A ..................................      12/31/00           8,046           (4,587)               3,459
                                                   12/31/99(1)        6,520           (3,636)               2,884
   Class B ..................................      12/31/00          20,487           (8,793)              11,694
                                                   12/31/99(1)       10,097           (6,338)               3,759
   Class C ..................................      12/31/00             481              (53)                 428
                                                   12/31/99(1)           25                0                   25
   Class D ..................................      12/31/00               0                0                    0
                                                   12/31/99(1)           25                0                   25

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- (continued)

Capital Unit Transactions:
--------------------------
                                                                                                    Increase (Decrease)
                                                     Year        Proceeds from   Cost of Units      in Net Assets from
                                                    Ended         Units Issued      Redeemed     Capital Unit Transactions
                                              ----------------- --------------- --------------- --------------------------
WRL Salomon All Cap Subaccount
   Class A ..................................      12/31/00         $ 11,495      $   (1,790)            $  9,705
                                                   12/31/99(1)         3,654          (2,516)               1,138
   Class B ..................................      12/31/00           72,011         (23,863)              48,148
                                                   12/31/99(1)         9,161          (4,670)               4,491
   Class C ..................................      12/31/00            1,180            (100)               1,080
                                                   12/31/99(1)            25               0                   25
   Class D ..................................      12/31/00              348             (25)                 323
                                                   12/31/99(1)            25               0                   25
WRL Pilgrim Baxter Mid Cap Growth Subaccount
   Class A ..................................      12/31/00           39,109         (13,524)              25,585
                                                   12/31/99(1)         5,562          (1,159)               4,403
   Class B ..................................      12/31/00          279,726        (113,664)             166,062
                                                   12/31/99(1)        27,496         (10,080)              17,416
   Class C ..................................      12/31/00            2,645            (376)               2,269
                                                   12/31/99(1)            25               0                   25
   Class D ..................................      12/31/00              476             (51)                 425
                                                   12/31/99(1)            25               0                   25
WRL Dreyfus Mid Cap Subaccount
   Class A ..................................      12/31/00            3,075          (2,126)                 949
                                                   12/31/99(1)           807             (44)                 763
   Class B ..................................      12/31/00           14,783          (6,505)               8,278
                                                   12/31/99(1)         4,276          (2,145)               2,131
   Class C ..................................      12/31/00              298             (34)                 264
                                                   12/31/99(1)            25               0                   25
   Class D ..................................      12/31/00                9              (3)                   6
                                                   12/31/99(1)            25               0                   25
WRL Value Line Aggressive Growth Subaccount
   Class A ..................................      12/31/00(1)           979            (106)                 873
   Class B ..................................      12/31/00(1)         4,891            (450)               4,441
   Class C ..................................      12/31/00(1)           125               0                  125
   Class D ..................................      12/31/00(1)            34              (3)                  31

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- (continued)

Capital Units Transactions:
---------------------------
                                                                                                    Increase (Decrease)
                                                     Year        Proceeds from   Cost of Units      in Net Assets from
                                                    Ended         Units Issued      Redeemed     Capital Unit Transactions
                                              ----------------- --------------- --------------- --------------------------
WRL Great Companies - America(SM) Subaccount
   Class A ..................................      12/31/00(1)      $  9,009       $   (985)             $  8,024
   Class B ..................................      12/31/00(1)        65,710         (7,526)               58,184
   Class C ..................................      12/31/00(1)         2,894            (38)                2,856
   Class D ..................................      12/31/00(1)           433            (44)                  389
WRL Great Companies - Technology(SM) Subaccount
   Class A ..................................      12/31/00(1)         7,136         (2,578)                4,558
   Class B ..................................      12/31/00(1)        34,043         (6,561)               27,482
   Class C ..................................      12/31/00(1)           398             (4)                  394
   Class D ..................................      12/31/00(1)           200            (46)                  154
WRL Great Companies - Global(2) Subaccount
   Class A ..................................      12/31/00(1)         1,224            (77)                1,147
   Class B ..................................      12/31/00(1)         3,492           (267)                3,225
   Class C ..................................      12/31/00(1)           175              0                   175
   Class D ..................................      12/31/00(1)            25              0                    25
WRL Gabelli Global Growth Subaccount
   Class A ..................................      12/31/00(1)         1,661           (186)                1,475
   Class B ..................................      12/31/00(1)        13,155         (3,771)                9,384
   Class C ..................................      12/31/00(1)           288             (1)                  287
   Class D ..................................      12/31/00(1)           215            (23)                  192
WRL LKCM Capital Growth Subaccount
   Class A ..................................      12/31/00(1)           142              0                   142
   Class B ..................................      12/31/00(1)           330             (9)                  321
   Class C ..................................      12/31/00(1)           133              0                   133
   Class D ..................................      12/31/00(1)           125              0                   125

WRL Series Annuity Account
Notes to the Financial Statements (continued)
At December 31, 2000

NOTE 6 -- (continued)

Capital Unit Transactions:
--------------------------
                                                                                                    Increase (Decrease)
                                                     Year        Proceeds from   Cost of Units      in Net Assets from
                                                    Ended         Units Issued      Redeemed     Capital Unit Transactions
                                              ----------------- --------------- --------------- --------------------------
Fidelity VIP III Growth Opportunities Subaccount
   Class A ..................................      12/31/00(1)      $ 1,275        $   (458)              $   817
   Class B ..................................      12/31/00(1)        3,395            (172)                3,223
   Class C ..................................      12/31/00(1)          148              (5)                  143
   Class D ..................................      12/31/00(1)           79             (34)                   45
Fidelity VIP II Contrafund(R) Subaccount
   Class A ..................................      12/31/00(1)        1,149             (91)                1,058
   Class B ..................................      12/31/00(1)        5,911            (278)                5,633
   Class C ..................................      12/31/00(1)          436             (15)                  421
   Class D ..................................      12/31/00(1)          117             (34)                   83
Fidelity VIP Equity-Income Subaccount
   Class A ..................................      12/31/00(1)        1,181            (310)                  871
   Class B ..................................      12/31/00(1)        3,654          (1,027)                2,627
   Class C ..................................      12/31/00(1)          113               0                   113
   Class D ..................................      12/31/00(1)           36               0                    36

                        Report of Independent Auditors



The Board of Directors
Western Reserve Life Assurance Co. of Ohio


We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2000. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" included in the statutory-basis balance sheet of the Company as of December 31, 1999. The Separate Account balance sheets as of December 31, 1999 were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Accounts as of December 31, 1999, is based solely on the report of the other auditors.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the report of other auditors provide a reasonable basis for our opinion.


As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.


In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2000 and 1999, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2000.

However, in our opinion, based on our audits and the report of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2000 and 1999, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.


/s/ Ernst & Young LLP


Des Moines, Iowa
February 15, 2001

                  Western Reserve Life Assurance Co. of Ohio

                       Balance Sheets -- Statutory Basis
               (Dollars in thousands, except per share amounts)




                                                               December 31
                                                           2000            1999
                                                      -----------------------------
Admitted assets
Cash and invested assets:
 Cash and short-term investments                      $    25,465     $    23,932
 Bonds                                                     92,652         119,731
 Common stocks:
  Affiliated entities (cost: 2000 and 1999 -- $243)         4,164           2,156
  Other (cost: 2000 and 1999 -- $302)                         352             358
 Mortgage loans on real estate                             14,041           9,698
  Home office properties                                   33,571          34,066
  Investment properties                                    10,808          11,078
  Policy loans                                            284,335         182,975
  Other invested assets                                    10,091              --
                                                      ---------------------------
Total cash and invested assets                            475,479         383,994
Federal income taxes recoverable                           22,547              --
Premiums deferred and uncollected                             908             785
Accrued investment income                                   1,475           1,638
Transfers from separate accounts due or accrued           480,404         463,721
Cash surrender value of life insurance policies            49,787          47,518
Other assets                                                5,905           6,614
Separate account assets                                10,190,653      11,587,982
                                                      ---------------------------
Total admitted assets                                 $11,227,158     $12,492,252
                                                      ===========================

See accompanying notes.

                                                           December 31
                                                       2000            1999
                                                  -----------------------------
Liabilities and capital and surplus
Liabilities:
 Aggregate reserves for policies and contracts:
  Life                                            $   400,695     $   302,138
  Annuity                                             259,199         268,864
 Policy and contract claim reserves                    13,474           9,269
 Other policyholders' funds                            39,118          38,633
 Remittances and items not allocated                   21,192          20,686
 Federal income taxes payable                              --           5,873
 Asset valuation reserve                                4,726           3,809
 Interest maintenance reserve                           5,934           7,866
 Short-term note payable to affiliate                  71,400          17,100
 Payable to affiliate                                  17,406             964
 Other liabilities                                     62,528          49,478
 Separate account liabilities                      10,185,342      11,582,656
                                                  ---------------------------
Total liabilities                                  11,081,014      12,307,336
Capital and surplus:
 Common stock, $1.00 par value, 3,000,000 shares
   authorized and 2,500,000 shares issued and
   outstanding                                          2,500           2,500
 Paid-in surplus                                      120,107         120,107
 Unassigned surplus                                    23,537          62,309
                                                  ---------------------------
Total capital and surplus                             146,144         184,916
                                                  ---------------------------
Total liabilities and capital and surplus         $11,227,158     $12,492,252
                                                  ===========================

See accompanying notes.

                  Western Reserve Life Assurance Co. of Ohio

                  Statements of Operations -- Statutory Basis
                            (Dollars in thousands)

                                                                          Year ended December 31
                                                                    2000            1999            1998
                                                               ---------------------------------------------
Revenues:
 Premiums and other considerations, net of reinsurance:
  Life                                                          $  741,937      $  584,729      $  476,053
  Annuity                                                        1,554,430       1,104,525         794,841
 Net investment income                                              47,867          39,589          36,315
 Amortization of interest maintenance reserve                        1,656           1,751             744
 Commissions and expense allowances on reinsurance ceded             1,648           4,178          15,333
 Income from fees associated with investment
   management, administration and contract guarantees for
   separate accounts                                               149,086         104,775          72,817
 Other income                                                       58,531          44,366          67,751
                                                                ------------------------------------------
                                                                 2,555,155       1,883,913       1,463,854
Benefits and expenses:
 Benefits paid or provided for:
  Life                                                              58,813          35,591          42,982
  Surrender benefits                                               888,060         689,535         551,528
  Other benefits                                                    47,855          32,201          31,280
 Increase (decrease) in aggregate reserves for policies
   and contracts:
   Life                                                             98,557          70,542          42,940
   Annuity                                                          (9,665)          3,446         (30,872)
   Other                                                                67            (121)         32,178
                                                                ------------------------------------------
                                                                 1,083,687         831,194         670,036
Insurance expenses:
 Commissions                                                       316,337         246,334         205,939
 General insurance expenses                                        120,798         112,536         102,611
 Taxes, licenses and fees                                           23,193          19,019          15,545
 Net transfers to separate accounts                              1,068,213         625,598         475,435
 Other expenses                                                         36              --              59
                                                                ------------------------------------------
                                                                 1,528,577       1,003,487         799,589
                                                                ------------------------------------------
                                                                 2,612,264       1,834,681       1,469,625
                                                                ------------------------------------------
Gain (loss) from operations before federal income tax
 expense (benefit) and net realized capital gains (losses)
 on investments                                                    (57,109)         49,232          (5,771)
Federal income tax expense (benefit)                               (17,470)         11,816            (347)
                                                                ------------------------------------------
Gain (loss) from operations before net realized capital gains
 (losses) on investments                                           (39,639)         37,416          (5,424)
Net realized capital gains (losses) on investments (net of
 related federal income taxes and amounts transferred to
 interest maintenance reserve)                                        (856)           (716)          1,494
                                                                ------------------------------------------
Net income (loss)                                               $  (40,495)     $   36,700      $   (3,930)
                                                                ==========================================

See accompanying notes.

                  Western Reserve Life Assurance Co. of Ohio

        Statements of Changes in Capital and Surplus -- Statutory Basis
                            (Dollars in thousands)

                                                                                       Total
                                            Common      Paid-In      Unassigned     Capital and
                                             Stock      Surplus        Surplus        Surplus
                                           ----------------------------------------------------
Balance at January 1, 1998                  $1,500     $ 88,015      $  25,348      $ 114,863
 Net loss                                       --           --         (3,930)        (3,930)
 Change in net unrealized capital gains         --           --            248            248
 Change in non-admitted assets                  --           --         (1,815)        (1,815)
 Change in asset valuation reserve              --           --           (412)          (412)
 Change in surplus in separate accounts         --           --           (341)          (341)
 Change in reserve valuation                    --           --         (2,132)        (2,132)
 Capital contribution                           --       32,092             --         32,092
 Settlement of prior period tax returns         --           --            353            353
 Tax benefits on stock options exercised        --           --          4,654          4,654
                                            -------------------------------------------------
Balance at December 31, 1998                 1,500      120,107         21,973        143,580
 Net income                                     --           --         36,700         36,700
 Change in net unrealized capital gains         --           --          1,421          1,421
 Change in non-admitted assets                  --           --            703            703
 Change in asset valuation reserve              --           --           (961)          (961)
 Change in surplus in separate accounts         --           --            451            451
 Transfer from unassigned surplus to
   common stock (stock dividend)             1,000           --         (1,000)            --
 Settlement of prior period tax returns         --           --          1,000          1,000
 Tax benefits on stock options exercised        --           --          2,022          2,022
                                            -------------------------------------------------
Balance at December 31, 1999                 2,500      120,107         62,309        184,916
 Net loss                                       --           --        (40,495)       (40,495)
 Change in net unrealized capital gains         --           --          1,571          1,571
 Change in non-admitted assets                  --           --         (1,359)        (1,359)
 Change in asset valuation reserve              --           --           (917)          (917)
 Change in surplus in separate accounts         --           --           (314)          (314)
 Settlement of prior period tax returns         --           --             30             30
 Tax benefits on stock options exercised        --           --          2,712          2,712
                                            -------------------------------------------------
Balance at December 31, 2000                $2,500     $120,107      $  23,537      $ 146,144
                                            =================================================

See accompanying notes.

                  Western Reserve Life Assurance Co. of Ohio

                  Statements of Cash Flow -- Statutory Basis
                            (Dollars in thousands)

                                                                    Year ended December 31
                                                              2000            1999            1998
                                                         ---------------------------------------------
Operating activities
Premiums and other considerations, net of reinsurance     $2,356,441      $1,738,870      $1,356,732
Net investment income                                         51,583          44,235          38,294
Life and accident and health claims                          (55,030)        (35,872)        (44,426)
Surrender benefits and other fund withdrawals               (888,060)       (689,535)       (551,528)
Other benefits to policyholders                              (43,721)        (32,642)        (31,231)
Commissions, other expenses and other taxes                 (456,874)       (382,372)       (326,080)
Net transfers to separate accounts                          (935,755)       (628,762)       (461,982)
Federal income taxes received (paid)                          (8,236)         (9,637)         11,956
Other, net                                                    16,913         (21,054)         (7,109)
                                                          ------------------------------------------
Net cash provided by (used in) operating activities           37,261         (16,769)        (15,374)
Investing activities
Proceeds from investments sold, matured or repaid:
 Bonds                                                        45,079         114,177         143,449
 Mortgage loans on real estate                                   227             212             221
 Other                                                           345              18              --
                                                          ------------------------------------------
                                                              45,651         114,407         143,670
Cost of investments acquired:
 Bonds                                                       (18,005)        (49,279)        (68,202)
 Common stocks                                                    --              --             (93)
 Mortgage loans on real estate                                (5,003)             (1)         (5,313)
 Real estate                                                    (108)           (286)        (26,213)
 Policy loans                                               (101,360)        (69,993)        (36,241)
 Other invested assets                                       (11,203)             --              --
 Other                                                            --            (855)           (414)
                                                          ------------------------------------------
                                                            (135,679)       (120,414)       (136,476)
                                                          ------------------------------------------
Net cash provided by (used in) investing activities          (90,028)         (6,007)          7,194
Financing activities
Issuance (payment) of short-term note payable to
  affiliate, net                                              54,300         (27,100)         36,000
Capital contribution                                              --              --          32,092
                                                          ------------------------------------------
Net cash provided by (used in) financing activities           54,300         (27,100)         68,092
                                                          ------------------------------------------
Increase (decrease) in cash and short-term investments         1,533         (49,876)         59,912
Cash and short-term investments at beginning of year          23,932          73,808          13,896
                                                          ------------------------------------------
Cash and short-term investments at end of year            $   25,465      $   23,932      $   73,808
                                                          ==========================================

See accompanying notes.

                  Western Reserve Life Assurance Co. of Ohio

                Notes to Financial Statements -- Statutory-Basis
                             (Dollars in thousands)


                               December 31, 2000

1. Organization and Summary of Significant Accounting Policies

Organization

Western Reserve Life Assurance Co. of Ohio ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company's products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company's new life insurance written and a substantial portion of new annuities written is done through one marketing organization; the Company expects to maintain this relationship for the foreseeable future.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are expensed as incurred rather than deferred and amortized over the life of the policies or over the expected gross profit stream; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (e)

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

1. Organization and Summary of Significant Accounting Policies (continued)

reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement amounts and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to unassigned surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of the entire premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid rather than accrued and expensed during the periods in which the employers provide service; (l) stock options settled in cash are recorded as an expense of the Company's indirect parent rather than charged to current operations; (m) adjustments to federal income taxes of prior years are charged or credited directly to surplus, rather than reported as a component of income tax expense in the statement of operations; and (n) the financial statements of wholly-owned affiliates are not consolidated with those of the Company. The effects of these variances have not been determined by the Company, but are presumed to be material.

The National Association of Insurance Commissioners ("NAIC") has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual is effective January 1, 2001. The State of Ohio has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported as an adjustment to surplus as of January 1, 2001. Management believes the effect of these changes will not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

Other significant statutory accounting practices are as follows:

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

1. Organization and Summary of Significant Accounting Policies (continued)

Cash and Cash Equivalents

For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturities of one year or less when purchased to be cash equivalents.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Common stocks of unaffiliated companies are carried at market, and the related unrealized capital gains/(losses) are reported in unassigned surplus without any adjustment for federal income taxes. Common stocks of the Company's wholly-owned affiliates are recorded at the equity in net assets. Home office and investment properties are reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Ohio Insurance Laws.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

During 2000, 1999 and 1998, net realized capital gains (losses) of $(276), $(67) and $1,294, respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net gains aggregated $1,656, $1,751 and $744 for the years ended December 31, 2000, 1999 and 1998, respectively.

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

1. Organization and Summary of Significant Accounting Policies (continued)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. No investment income due and accrued has been excluded for the years ended December 31, 2000, 1999 and 1998, with respect to such practices.

Aggregate Reserves for Policies

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.25 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $2,336,299, $1,675,642 and $1,240,858 in 2000, 1999 and
1998, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contractholders have no claim against the assets of the general account.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the 2000 presentation.

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

2. Fair Values of Financial Instruments

Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement of Financial Accounting Standards No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

      Cash and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

      Investment Securities: Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or (in the case of private placements) are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

      Mortgage Loans and Policy Loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

      Investment Contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

      Short-Term Note Payable to Affiliate: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

2. Fair Values of Financial Instruments (continued)

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.


The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107:

                                                                  December 31
                                                     2000                            1999
                                         -----------------------------   -----------------------------
                                            Carrying                        Carrying
                                             Amount        Fair Value        Amount        Fair Value
                                         -------------   -------------   -------------   -------------
Admitted assets
Cash and short-term investments          $   25,465      $   25,465      $   23,932      $   23,932
Bonds                                        92,652          93,766         119,731         119,076
Common stocks, other than affiliates            352             352             358             358
Mortgage loans on real estate                14,041          14,422           9,698           9,250
Policy loans                                284,335         284,335         182,975         182,975
Separate account assets                  10,190,653      10,190,653      11,587,982      11,587,982
Liabilities
Investment contract liabilities             298,279         291,457         301,403         294,342
Short-term note payable to affiliate         71,400          71,400          17,100          17,100
Separate account annuities                7,305,380       7,142,011       8,271,548       8,079,141

3. Investments


The carrying amount and estimated fair value of investments in debt securities are as follows:

                                                               Gross          Gross       Estimated
                                               Carrying     Unrealized     Unrealized       Fair
                                                Amount         Gains         Losses         Value
                                              -----------------------------------------------------
December 31, 2000
Bonds:
 United States Government and agencies         $ 4,580        $   78         $   15       $ 4,643
 State, municipal and other government           1,478            85             --         1,563
 Public utilities                               13,061            75            159        12,977
 Industrial and miscellaneous                   42,482         1,673            811        43,344
 Mortgage and other asset-backed securities     31,051           416            228        31,239
                                               --------------------------------------------------
Total bonds                                    $92,652        $2,327         $1,213       $93,766
                                               ==================================================

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

3. Investments (continued)

                                                               Gross          Gross       Estimated
                                               Carrying     Unrealized     Unrealized       Fair
                                                Amount         Gains         Losses         Value
                                              -----------------------------------------------------
December 31, 1999
Bonds:
 United States Government and agencies         $  4,755       $    4         $   66       $  4,693
 State, municipal and other government            2,185           12             --          2,197
 Public utilities                                13,134          129            368         12,895
 Industrial and miscellaneous                    52,997        1,213          1,208         53,002
 Mortgage and other asset-backed securities      46,660          480            851         46,289
                                               ---------------------------------------------------
Total bonds                                    $119,731       $1,838         $2,493       $119,076
                                               ===================================================

The carrying amount and fair value of bonds at December 31, 2000 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                                           Estimated
                                              Carrying       Fair
                                               Amount        Value
                                             -----------------------
Due in one year or less                       $ 3,006      $ 3,027
Due one through five years                     30,022       30,264
Due five through ten years                     21,811       22,273
Due after ten years                             6,762        6,963
                                              --------------------
                                               61,601       62,527
Mortgage and other asset-backed securities     31,051       31,239
                                              --------------------
                                              $92,652      $93,766
                                              ====================

A detail of net investment income is presented below:

                                             Year ended December 31
                                          2000         1999         1998
                                      -------------------------------------
Interest on bonds                      $  8,540      $ 12,094     $ 17,150
Dividends on equity investments from
  subsidiaries                           26,453        18,555       13,233
Interest on mortgage loans                  776           746          499
Rental income on real estate              6,034         5,794        2,839
Interest on policy loans                 14,372         9,303        6,241
Other investment income                       1           414          540
                                       -----------------------------------
Gross investment income                  56,176        46,906       40,502
Investment expenses                      (8,309)       (7,317)      (4,187)
                                       -----------------------------------
Net investment income                  $ 47,867      $ 39,589     $ 36,315
                                       ===================================

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

3. Investments (continued)

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:


                                      Year ended December 31
                                 2000          1999          1998
                              --------------------------------------
Proceeds                       $45,079      $114,177      $143,449
                               ===================================
Gross realized gains           $   117      $  1,762      $  4,641
Gross realized losses              480         1,709           899
                               -------
Net realized gains (losses)    $  (363)     $     53      $  3,742
                               ===================================

At December 31, 2000, bonds with an aggregate carrying value of $4,025 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.


Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:


                                                         Realized
                                           ------------------------------------
                                                  Year ended December 31
                                              2000         1999         1998
                                           ------------------------------------
Debt securities                             $   (363)    $   53      $  3,742
Other invested assets                         (1,115)        18           (18)
                                            ---------------------------------
                                              (1,478)        71         3,724
Tax benefit (expense)                            346       (854)         (936)
Transfer to interest maintenance reserve         276         67        (1,294)
                                            ---------------------------------
Net realized gains (losses)                 $   (856)    $ (716)     $  1,494
                                            =================================


                                         Changes in Unrealized
                                    -------------------------------
                                        Year ended December 31
                                       2000        1999       1998
                                    -------------------------------
Common stocks                        $2,002      $1,426      $248
Mortgage loans                         (431)         (5)       --
                                     ----------------------------
Change in unrealized appreciation    $1,571      $1,421      $248
                                     ============================

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

3. Investments (continued)

Gross unrealized gains (losses) on common stocks were as follows:

                            Unrealized
                       ---------------------
                            December 31
                          2000        1999
                       ---------------------
Unrealized gains        $4,040      $1,995
Unrealized losses          (69)        (26)
                        ------------------
Net unrealized gains    $3,971      $1,969
                        ==================

During 2000, the Company issued one mortgage loan with a lending rate of 7.97%. The percentage of the loan to the value of the security at the time of origination was 69%. The Company requires all mortgages to carry fire insurance equal to the value of the underlying property.


During 2000, 1999 and 1998, no mortgage loans were foreclosed and transferred to real estate. During 2000 and 1999, the Company held a mortgage loan loss reserve in the asset valuation reserve of $0 and $110, respectively.


At December 31, 2000, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve, collectively.

4. Reinsurance

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

                                 Year ended December 31
                           2000            1999            1998
                      ---------------------------------------------
Direct premiums        $2,385,134      $1,748,265      $1,345,752
Reinsurance assumed            --              --             461
Reinsurance ceded         (88,767)        (59,011)        (75,319)
                       ------------------------------------------
Net premiums earned    $2,296,367      $1,689,254      $1,270,894
                       ==========================================

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

4. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $8,856, $4,916 and $5,260 during 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $2,337 and $1,557, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2000 and 1999 of $5,128 and $3,487, respectively.

5. Income Taxes

For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.


Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense (benefit) and realized capital gains (losses) on investments for the following reasons:

                                                                   Year ended December 31
                                                              2000           1999           1998
                                                         -------------------------------------------
Computed tax (benefit) at federal statutory rate (35%)     $ (19,988)     $  17,231       $ (2,019)
Deferred acquisition costs -- tax basis                       14,725         11,344          9,672
Tax reserve valuation                                            123         (2,272)         1,513
Excess tax depreciation                                         (426)          (727)          (442)
Amortization of IMR                                             (580)          (613)          (260)
Dividend received deduction                                  (12,805)       (10,784)        (6,657)
Prior year under (over) accrual                                  560         (3,167)        (2,322)
Other, net                                                       921            804            168
                                                           ---------------------------------------
Federal income tax expense (benefit)                       $ (17,470)     $  11,816       $   (347)
                                                           =======================================

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to realized gains (losses) due to the differences in book and tax asset bases at the time certain investments are sold.

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

5. Income Taxes (continued)

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation, but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($293 at December 31, 2000). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $103.

In 2000, the Company received $30 in interest from the Internal Revenue Service related to the 1993 tax year. In 1999, the Company received $1,000 from its former parent, an unaffiliated company, for reimbursement of prior period tax payments made by the Company but owed by the former parent. In 1998, the Company reached a final settlement with the Internal Revenue Service for 1994 and 1995 resulting in a tax refund of $300 and interest received of $53. Tax settlements for 2000, 1999 and 1998 were credited directly to unassigned surplus.

6. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products, primarily separate accounts, that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

                                                                                      December 31
                                                                            2000                        1999
                                                                  -------------------------   ------------------------
                                                                                   Percent                    Percent
                                                                     Amount       of Total       Amount       of Total
                                                                  ----------------------------------------------------
Subject to discretionary withdrawal with market value adjust-
 ment                                                              $   11,999          0%      $   12,534         0%
Subject to discretionary withdrawal at book value less surrender
 charge                                                                72,456          1           73,903         1
Subject to discretionary withdrawal at market value                 7,305,182         96        8,271,441        96
Subject to discretionary withdrawal at book value (minimal or
 no charges or adjustments)                                           210,648          3          217,372         3
Not subject to discretionary withdrawal provision                      15,753          0           15,433         0
                                                                   ------------------------------------------------
                                                                    7,616,038        100%       8,590,683       100%
                                                                                     ===                        ===
Less reinsurance ceded                                                  2,145                       1,581
                                                                   ----------                  ----------
Total policy reserves on annuities and deposit fund liabilities    $7,613,893                  $8,589,102
                                                                   ==========                  ==========

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

6. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                             Year ended December 31
                                                       2000            1999            1998
                                                  ---------------------------------------------
Transfers as reported in the summary of
  operations of the separate accounts statement:
Transfers to separate accounts                    $2,336,299      $1,675,642      $1,240,858
Transfers from separate accounts                   1,268,865       1,056,207         774,690
                                                  ------------------------------------------
Net transfers to separate accounts                 1,067,434         619,435         466,168
Reconciling adjustments -- change in accruals
  for investment management, administration
  fees and contract guarantees, reinsurance and
  separate account surplus                               779           6,163           9,267
                                                  ------------------------------------------
Transfers as reported in the summary of
  operations of the life, accident and health
  annual statement                                $1,068,213      $  625,598      $  475,435
                                                  ==========================================

Reserves on the Company's traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2000 and 1999, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:


                                     Gross      Loading      Net
                                   -------------------------------
December 31, 2000
Ordinary direct renewal business    $  991       $220       $771
Ordinary new business                  133         (4)       137
                                    ----------------------------
                                    $1,124       $216       $908
                                    ============================
December 31, 1999
Ordinary direct renewal business    $1,017       $232       $785
                                    ----------------------------
                                    $1,017       $232       $785
                                    ============================

In 1994, the NAIC enacted a guideline to clarify reserving methodologies for contracts that require immediate payment of claims upon proof of death of the insured. Companies were allowed to grade the effects of the change in reserving methodologies over five years. A direct charge to surplus of $2,132 was made for the year ended December 31, 1998 related to the change in reserve methodology.

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000
7. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2001, without the prior approval of insurance regulatory authorities, is $14,614.

8. Capital Structure

During 1999, the Company's Board of Director's approved an amendment to the Company's Articles of Incorporation which increased the number of authorized capital shares to 3,000,000. The Board of Directors also authorized a stock dividend in the amount of $1,000, which was transferred from unassigned surplus. This amendment and stock dividend were in response to a change in California law which requires all life insurance companies which do business in the state to have capital stock of at least $2,500.

9. Retirement and Compensation Plans

The Company's employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $1,224, $1,105 and $917 for the years ended December 31, 2000, 1999 and 1998, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $930, $816 and $632 for the years ended December 31, 2000, 1999 and 1998, respectively.

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

9. Retirement and Compensation Plans (continued)

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company's allocation of expense for these plans for each of the years ended December 31, 2000, 1999 and 1998 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued for or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $108, $81 and $157 for the years ended December 31, 2000, 1999 and 1998, respectively.

10. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2000, 1999 and 1998, the Company paid $19,248, $16,905 and $12,763, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 2000, 1999 and 1998, the Company received $4,665, $3,755 and $5,125, respectively, for such services, which approximates their cost.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 6.4% at December 31, 2000. During 2000, 1999 and 1998, the Company paid net interest of $2,262, $1,997 and $1,090, respectively, to affiliates.

The Company received capital contributions of $32,092 from its parent in 1998.

At December 31, 2000 and 1999, the Company had short-term note payables to an affiliate of $71,400 and $17,100, respectively. Interest on these notes ranged from 6.49% to 6.58% at December 31, 2000 and 5.15% to 5.9% at December 31, 1999.

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)

                               December 31, 2000

10. Related Party Transactions (continued)

During 1998, the Company purchased life insurance policies covering the lives of certain employees of the Company. Premiums of $43,500 were paid to an affiliate for these policies. At December 31, 2000 and 1999, the cash surrender value of these policies was $49,787 and $47,518, respectively.

11. Commitments and Contingencies

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company. The Company has established a reserve of $3,438 and $3,498 and an offsetting premium tax benefit of $777 and $837 at December 31, 2000 and 1999, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $(9), $(20) and $(74) at December 31, 2000, 1999 and 1998, respectively.

12. Reconciliation of Capital and Surplus and Net Income


The following table reconciles capital and surplus and net income as reported in the 1998 Annual Statement filed with the Insurance Department of the State of Ohio, to the amounts reported in the accompanying financial statements:

                                                                     Year ended
                                            December 31, 1998     December 31, 1998
                                           ----------------------------------------
                                              Total Capital
                                               and Surplus         Net Income/Loss
                                           ----------------------------------------
Amounts reported in Annual Statement            $148,038              $    528
Adjustment to federal income tax benefit          (4,458)               (4,458)
                                                ------------------------------
Amounts reported herein                         $143,580              $ (3,930)
                                                ==============================

                  Western Reserve Life Assurance Co. of Ohio

                       Summary of Investments Other Than
                        Investments in Related Parties
                            (Dollars in thousands)

                               December 31, 2000

SCHEDULE I

                                                                                   Amount at Which
                                                                         Fair       Shown in the
                 Type of Investment                      Cost (1)       Value       Balance Sheet
--------------------------------------------------------------------------------------------------
Fixed maturities
Bonds:
 United States Government and government
   agencies and authorities                            $   5,029      $5,097          $   5,029
 States, municipalities and political subdivisions        11,783      11,996             11,783
 Public utilities                                         13,061      12,977             13,061
 All other corporate bonds                                62,779      63,696             62,779
                                                       ----------------------------------------
Total fixed maturities                                    92,652      93,766             92,652
Equity securities
Common stocks:
 Industrial, miscellaneous and all other                     302         352                352
                                                       ----------------------------------------
Total equity securities                                      302         352                352
Mortgage loans on real estate                             14,041                         14,041
Real estate                                               44,379                         44,379
Policy loans                                             284,335                        284,335
Cash and short-term investments                           25,465                         25,465
Other invested assets                                     10,091                         10,091
                                                       ---------                      ---------
Total investments                                      $ 471,265                      $ 471,315
                                                       =========                      =========

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

                  Western Reserve Life Assurance Co. of Ohio

                      Supplementary Insurance Information
                            (Dollars in thousands)

SCHEDULE III

                                                                                    Benefits,
                                                                                     Claims,
                          Future Policy    Policy and                     Net      Losses and     Other
                           Benefits and     Contract      Premium     Investment   Settlement   Operating
                             Expenses     Liabilities     Revenue       Income*     Expenses    Expenses*
                         --------------------------------------------------------------------------------
Year ended December 31,
  2000
Individual life              $389,458       $13,349     $  741,090      $13,430    $  267,540   $310,243
Group life                     11,237           100            847          936         1,413        580
Annuity                       259,199            25      1,554,430       33,501       814,734    149,541
                             ---------------------------------------------------------------------------
                             $659,894       $13,474     $2,296,367      $47,867    $1,083,687   $460,364
                             ===========================================================================
Year ended December 31,
  1999
Individual life              $291,106       $ 9,152     $  583,656      $10,754    $  178,237   $261,284
Group life                     11,032           100          1,073          706         1,437        599
Annuity                       268,864            17      1,104,525       28,129       651,520    116,006
                             ---------------------------------------------------------------------------
                             $571,002       $ 9,269     $1,689,254      $39,589    $  831,194   $377,889
                             ---------------------------------------------------------------------------
Year ended December 31,
  1998
Individual life              $221,050       $ 8,624     $  474,120      $ 9,884    $  122,542   $230,368
Group life                     10,546           100          1,933          723         1,962      2,281
Annuity                       265,418           509        794,841       25,708       545,532     91,505
                             ---------------------------------------------------------------------------
                             $497,014       $ 9,233     $1,270,894      $36,315    $  670,036   $324,154
                             ===========================================================================

* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                  Western Reserve Life Assurance Co. of Ohio

                                  Reinsurance
                            (Dollars in thousands)


SCHEDULE IV

                                                          Assumed                   Percentage
                                            Ceded to        From                    of Amount
                               Gross          Other        Other          Net        Assumed
                              Amount        Companies    Companies      Amount        to Net
                          --------------------------------------------------------------------
Year ended
  December 31, 2000
Life insurance in force   $76,903,969    $14,753,778        $ --    $62,150,191         0.0%
                          =================================================================
Premiums:
 Individual life          $   774,550    $    33,460        $ --    $   741,090         0.0%
 Group life                     1,100            253          --            847         0.0
 Annuity                    1,609,484         55,054          --      1,554,430         0.0
                          -----------------------------------------------------------------
                          $ 2,385,134    $    88,767        $ --    $ 2,296,367         0.0%
                          =================================================================
Year ended
  December 31, 1999
Life insurance in force   $63,040,741    $11,297,250        $ --    $51,743,491         0.0%
                          =================================================================
Premiums:
 Individual life          $   604,628    $    20,972        $ --    $   583,656         0.0%
 Group life                     1,383            310          --          1,073         0.0
 Annuity                    1,142,254         37,729          --      1,104,525         0.0
                          -----------------------------------------------------------------
                          $ 1,748,265    $    59,011        $ --    $ 1,689,254         0.0%
                          =================================================================
Year ended
  December 31, 1998
Life insurance in force   $51,064,173    $ 9,862,460        $ --    $41,201,713         0.0%
                          =================================================================
Premiums:
 Individual life          $   493,633    $    19,512        $ --    $   474,121         0.0%
 Group life                     1,691            220         461          1,932        23.8
 Annuity                      850,428         55,587          --        794,841         0.0
                          -----------------------------------------------------------------
                          $ 1,345,752    $    75,319        $461    $ 1,270,894         .03%
                          =================================================================

                                     PART C

                                OTHER INFORMATION

Item 24.   FINANCIAL STATEMENTS AND EXHIBITS

           (a)      Financial Statements

                    The financial statements for the WRL Series Annuity Account and for Western Reserve Life Assurance Co. of Ohio ("Western Reserve") are included in Part B.
           (b)      Exhibits

                    (1) Resolution of the Board of Directors of Western Reserve establishing the separate account. 1/

                    (2)  Not Applicable.

                    (3)  Distribution of Contracts.

                         (a) Master Service and Distribution Compliance Agreement. 1/
                         (b) Amendment to Master Service and Distribution Compliance Agreement. 2/
                         (c) Form of Broker/Dealer Supervisory and Service Agreement. 2/
                         (d)  Principal Underwriting Agreement. 2/
                         (e) First Amendment to Principal Underwriting Agreement. 2/

                    (4)  (a)  Specimen Flexible Payment Variable Accumulation
                              Deferred Annuity Contract. 3/
                         (b)  Endorsements (END00094, EA122, END00101, END00102,
                              END.88.07.90 and EA121). 1/ (c) Endorsement
                              (EA128). 4/

                    (5) Form of Application for Flexible Payment Variable Accumulation Deferred Annuity Contract. 5/


                    (6)  (a)  Second Amended Articles of Incorporation of
                              Western Reserve. 1/

                         (b) Certificate of First Amendment to Second Amended Articles of Incorporation of Western Reserve. 6/
                         (b)  Amended Code of Regulations of Western Reserve. 1/


                    (7)  Not Applicable.


                    (8)  (a)  Participation Agreement Among Variable Insurance
                              Products Fund, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999. 7/
                         (b)  Amendment No. 1 dated March 15, 2000 to
                              Participation Agreement -Variable Insurance
                              Products Fund. 8/
                         (c) Second Amendment dated April 12, 2001 to Participation Agreement - Variable Insurance Products Fund. 9/
                         (d) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999. 7/

                         (e)  Amendment No. 1 dated March 15, 2000 to
                              Participation Agreement -Variable Insurance
                              Products Fund II. 8/
                         (f) Second Amendment dated April 12, 2001 to Participation Agreement - Variable Insurance Products Fund II. 9/
                         (g) Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999. 7/
                         (h)  Amendment No. 1 dated March 15, 2000 to
                              Participation Agreement - Variable Insurance
                              Products Fund III. 8/
                         (i) Second Amendment dated April 12, 2001 to Participation Agreement - Variable Insurance Products Fund III. 9/


                    (9) Opinion and Consent of Thomas E. Pierpan, Esq. as to Legality of Securities Being Registered. 10/


                    (10) (a) Written Consent of Sutherland Asbill & Brennan LLP.
                         (b) Written Consent of Ernst & Young LLP.
                         (c) Written Consent of PricewaterhouseCoopers LLP.

                    (11) Not Applicable.

                    (12) Not Applicable.


                    (13) Schedules for Computation of Performance Quotations.
                         11/

                    (14) Not Applicable.

                    (15) Powers of Attorney. 12/


-------------------------------------

1/ This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.
2/ This exhibit was previously filed on Post-Effective Amendment No. 4 to Form S-6 dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.
3/ This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 dated April 20, 1998 (File No. 33-49550) and is incorporated herein by reference.
4/ This exhibit was previously filed on Post-Effective Amendment No. 3 to Form N-4 April 22, 1999 (File No. 333-24959) and is incorporated herein by reference.

5/ This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 dated July 28, 2000 (File No. 333-31228) and is incorporated herein by reference.
6/ This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-4 dated April 21, 2000 (File No. 333-82705) and is incorporated herein by reference.
7/ This exhibit was previously filed on the Initial Registration Statement to Form S-6 dated September 23, 1999 (File No. 333-57681) and is incorporated herein by reference.
8/ This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 dated April 10, 2000 (File No. 333-93169) and is incorporated herein by reference.
9/ This exbibit was previously filed on Post-Effective Amendment No. 16 to Form S-6 dated April 16, 2001 (File No. 33-69138) AND is incorporated herein by reference.
10/ This exhibit was previously filed on Post-Effective Amendment No. 10 to Form N-4 dated December 22, 1997 (File No. 33-49550) and is incorporated herein by reference.
11/ This exhibit was previously filed on Post-Effective Amendment No. 28 to Form N-1A dated April 24, 1997 (File No. 33-507) and is incorporated herein by reference.
12/ This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 dated July 28, 2000 (FILE NO. 333-31228) and is incorporated herein by reference.

Item 25.         DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                            PRINCIPAL BUSINESS ADDRESS              POSITION AND OFFICES WITH DEPOSITOR
----                            --------------------------              -----------------------------------
John R. Kenney                                   (1)                    Chairman of the Board and
                                                                        Chief Executive Officer

Jerome C. Vahl                                   (1)                    Director and President



Jack E. Zimmerman               507 St. Michel Circle                   Director
                                Kettering, Ohio  45429

James R. Walker                 3320 Office Park Drive                  Director
                                Dayton, Ohio 45439

Alan M. Yaeger                                   (1)                    Executive Vice President, Actuary and
                                                                        Chief Financial Officer

William H. Geiger                                (1)                    Senior Vice President, Secretary
                                                                        Corporate Counsel and Group Vice
                                                                        President - Compliance

Allan J. Hamilton                                (1)                    Vice President, Treasurer and Controller

------------------------
(1)  570 Carillon Parkway, St. Petersburg, Florida  33716

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


VERENGING AEGON - Netherlands Membership Association
AEGON N.V. - Netherlands corporation  (52.48%)
    Transamerica Corporation and subsidiaries (DE)(100%)
    AEGON Nederland N.V. -  Netherlands corporation (100%)
    AEGON NEVAK HOLDING B.V. - Netherlands corporation (100%)
    GRONINGER FINANCIERINGEN B.V. - Netherlands corporation (100%)
    AEGON INTERNATIONAL N.V. - Netherlands corporation (100%)
       The Aegon Trust - voting trust - (Trustees - K. J. Storm, Donald J. Shepard,
       Joseph B. M. Streppel, Dennis Hersch) (DE)

       AEGON U.S. Holding Corporation (DE) (100%)
          Short Hills Management Company (NJ) (100%) CORPA
          Reinsurance Company (NY) (100%) AEGON Management Company (IN) (100%)

       AEGON USA, Inc. - holding co.  (IA) (100%)
          RCC North America LLC (DE) (100%)
          Transamerica Holding Company (DE) (100%)
            Commonwealth General Corporation and subsidiaries (DE) (100%)
            AEGON Funding Corp.(DE) (100%)
            First AUSA Life Insurance Company - insurance holding co. (MD) (100%)
             AUSA Life Insurance Company, Inc. - insurance  (NY) (82.33%)

             Life Investors Insurance Company of America - insurance  (IA) (100%)
                Bankers United Life Assurance Company - insurance  (IA) (100%)
                Great American Insurance Agency, Inc. (IA) (100%)
                Life Investors Alliance, LLC (DE) (100%)
             Transamerica Life Insurance Company - insurance (IA) (100%)
                AEGON Financial Services Group, Inc. (MN) (100%)
                AEGON Assignment Corporation of Kentucky (KY) (100%)
                AEGON Assignment Corporation (IL) (100%)
             Southwest Equity Life Insurance Company - insurance (AZ) (100% Voting Common)
             Iowa Fidelity Life Insurance Company - insurance (AZ) (100% Voting Common)
             Western Reserve Life Assurance Co. of Ohio - insurance (OH) (100%)
                AEGON/Transamerica Services, Inc. -  transfer agent (FL)(100%)
                AEGON/Transamerica Fund Advisers, Inc. - investment adviser (FL) (100%)
                AEGON/Transamerica Series Fund, Inc. - mutual fund  (MD)
             ISI Insurance Agency, Inc. and its subsidiaries (CA) (100%)
                ISI Insurance Agency of Hawaii, Inc. (HI) (100%)
                ISI Insurance Agency of New Mexico, Inc. (NM) (100%)
             AEGON Equity Group, Inc. (FL) (100%)
             Monumental General Casualty Company - insurance (MD) (100%)
             United Financial Services, Inc. - general agency (MD) (100%)
             Bankers Financial Life Insurance Company - insurance (AZ)
             The Whitestone Corporation - insurance agency (MD) (100%)
             Cadet Holding Corp. - holding company (IA) (100%)
             Monumental General Life Insurance Company of Puerto Rico (PR) (51%)

           AUSA Holding Company - holding company (MD) (100%)
             Monumental General Insurance Group, Inc. - holding company (MD) (100%)
             Trip Mate Insurance Agency, Inc. (KS) (100%)
             Monumental General Mass Marketing, Inc. - marketing (MD) (100%)
             Monumental General Administrators, Inc. (MD) (100%)
             National Association Management and Consultant Services, Inc. (MD)(100%)
             Transamerica Capital, Inc. (CA)(100%)
             Endeavor Management Co. (CA) (100%)
             Universal Benefits Corporation - third party administrator  (IA) (100%)
             Investors Warranty of America, Inc. - provider of automobile extended maintenance contracts (IA) (100%)
             Massachusetts Fidelity Trust Company - trust company (IA) (100%)
             Money Services, Inc. - financial counseling for employees and agents of affiliated companies (DE) (100%)
               ADB Corporation, L.LC. (DE)(100%
               ORBA Insurance Services, Inc. (CA) (26.91%)
               Great Companies L.L.C. (IA)(30%)
             Roundit, Inc. (MD)(50%)
             Zahorik Company, Inc. - broker-dealer (CA) (100%)
               ZCI, Inc. (AL) (100%)
               Zahorik, Texas, Inc. (TX)(100%)
             Long, Miller & Associates, L.L.C. (CA) (33-1/3%)
             AEGON Asset Management Services, Inc. (DE) (100%)
             InterSecurities, Inc. - broker-dealer  (DE) (100%)
             Associated Mariner Financial Group, Inc. - holding company (MI) (100%)
             Idex Investor Services, Inc. - shareholder services  (FL) (100%)
             IDEX Management, Inc. - investment adviser  (DE) (100%)
             IDEX Mutual Funds - mutual fund (MA)
             Diversified Investment Advisors, Inc. - investment adviser (DE) (100%)
               Diversified Investors Securities Corporation - broker-dealer  (DE) (100%)
               George Beram & Company, Inc. (MA)(100%)
             AEGON USA Securities, Inc. - broker-dealer  (IA) (100%
               Creditor Resources, Inc. - credit insurance  (MI) (100%)

                                      C-4

               CRC Creditor Resources Canadian Dealer Network Inc. - insurance agency (Canada) (100%)
               Premier Solutions Group, Inc. (MD)(100%)
             AEGON USA Investment Management, Inc. - investment adviser  (IA) (100%)
             AEGON USA Realty Advisors, Inc. - real estate investment services  (IA) (100%)
             AEGON Real Estate Services, Inc. (DE) (100%)
             QSC Holding, Inc. (DE) (100%)
             LAI, Inc. (DE)(100%)
             Landauer Realty Associates, Inc. (TX) (100%)
             Realty Information Systems, Inc. - information systems for real estate investment management(IA)  (100%)
             RCC Properties Limited Partnership (IA)
             PIA-2001-A, L.P. (100%)


Item 27.  NUMBER OF CONTRACT OWNERS.


          As of March 31, 2001, 983 qualified contracts and 1,612 nonqualified contracts were in force.


Item 28.  INDEMNIFICATION

          Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

                          OHIO GENERAL CORPORATION LAW

                    Section 1701.13 Authority of corporation.

     (E)(1) A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

     (2) A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

          (a) Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

          (b) Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.

     (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

     (4) Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (E)(1) and (2) of this section. Such determination shall be made as follows:

          (a) By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

          (b) If the quorum described in division (E)(4)(a) of this section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;

          (c) By the shareholders;

          (d) By the court of common pleas or the court in which such action, suit, or proceeding was brought.

     Any determination made by the disinterested directors under division
(E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

     (5)(a) Unless at the time of a director's act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and (2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions (E)(1) and
(2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney's fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

               (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

               (ii) Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

          (b) Expenses, including attorneys' fees incurred by a director, trustee, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.

     (6) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

     (7) A corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.

     (8) The authority of a corporation to indemnify persons pursuant to divisions (E)(1) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5), (6), or
(7).

     (9) As used in this division, references to "corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

           SECOND AMENDED ARTICLES OF INCORPORATION OF WESTERN RESERVE

                                 ARTICLE EIGHTH

     EIGHTH: (1) The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

     (2) The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.

     (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

     (4) Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article. Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or
(b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d) by the court of common pleas or the court in which such action, suit, or proceeding was brought. Any determination made by the disinterested directors under section (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section (2) of this article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

     (5) Expenses, including attorneys' fees incurred in defending any action, suit, or proceeding referred to in sections (1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article. If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation. Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.

     (6) The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

     (7) The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

     (8) As used in this section, references to "the corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

     (9) The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person's capacity as such, even though such person may also be an agent of this corporation. The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation. To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above. The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.

                 AMENDED CODE OF REGULATIONS OF WESTERN RESERVE

                                    ARTICLE V

                    INDEMNIFICATION OF DIRECTORS AND OFFICERS

     Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation's Articles of Incorporation, as amended.

                              RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Western Reserve pursuant to the foregoing provisions or otherwise, Western Reserve has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Western Reserve of expenses incurred or paid by a director, officer or controlling person of Western Reserve in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Western Reserve will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITER


          (a) AFSG Securities Corporation ("AFSG") is the principal underwriter for the Contracts. AFSG currently serves as principal underwriter for the Retirement Builder Variable

               Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA I, and Legacy Builder Variable Life Separate Account of Transamerica Life Insurance Company; the Separate Account VA BNY, Separate Account C, AUSA Series Life Account, AUSA Series Annuity Account and AUSA Series Annuity Account B of AUSA Life Insurance Company, Inc.; the Separate Account I, Separate Account II, and Separate Account V of Peoples Benefit Life Insurance Company; the WRL Series Life Account, WRL Series Annuity Account, and WRL Series Annuity Account B of Western Reserve Life Assurance Co. of Ohio; and Transamerica Occidental Life Separate Account VUL-3 of Transamerica Occidental Life Insurance Company.


          (b)  Directors and Officers of AFSG


                                      PRINCIPAL BUSINESS
    NAME                                    ADDRESS          POSITION AND OFFICES WITH UNDERWRITER
    ----                              ------------------     -------------------------------------

    Larry N. Norman                           (1)            Director and President

    Anne M. Spaes                             (1)            Director and Vice President

    Lisa A. Wachendorf                        (1)            Director, Vice President and Chief Compliance
                                                             Officer

    John K. Carter                            (2)            Vice President

    William G. Cummings                       (2)            Vice President

    Thomas R. Moriarty                        (2)            Vice President

    Christopher G. Roetzer                    (2)            Vice President

    Michael V. Williams                       (2)            Vice President

    Frank A. Camp                             (1)            Secretary

    Linda Gilmer                              (1)            Treasurer and Controller

    Priscilla I. Hechler                      (2)            Assistant Vice President and Assistant Secretary

    Thomas E. Pierpan                         (2)            Assistant Vice President and Assistant Secretary

    Darin D. Smith                            (1)            Vice President and Assistant Secretary

    Teresa L. Stolba                          (1)            Assistant Compliance Officer

    Emily Bates                               (3)            Assistant Treasurer

    Clifton W. Flenniken                      (4)            Assistant Treasurer

     --------------------------------------
(1)  4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001
(2)  570 Carillon Parkway, St. Petersburg, Florida 33716-1202
(3)  400 West Market Street, Louisville, Kentucky 40202
(4)  1111 North Charles Street, Baltimore, Maryland 21201

(c)      Compensation to Principal Underwriter

----------------------------------- ------------------------ -------------------- ----------------- ------------------
                                      NET UNDERWRITING
 NAME OF PRINCIPAL UNDERWRITER         DISCOUNTS AND         COMPENSATION ON        BROKERAGE
                                         COMMISSIONS            REDEMPTION         COMMISSIONS        COMMISSIONS
----------------------------------- ------------------------ -------------------- ----------------- ------------------
AFSG SECURITIES CORPORATION                   0                      0             $113,821,344            0
----------------------------------- ------------------------ -------------------- ----------------- ------------------



Item 30.  LOCATION OF ACCOUNTS AND RECORDS

          All accounts, books, or other documents required to be maintained by
          Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Western Reserve, 570 Carillon Parkway, St. Petersburg, Florida 33716.

Item 31.  MANAGEMENT SERVICES

          Not Applicable

Item 32.  UNDERTAKINGS

          Western Reserve hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

          Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33.  SECTION 403(B)(11) REPRESENTATION

          Registrant represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1)
          - (4) thereof have been complied with.

          TEXAS ORP REPRESENTATION

          The Registrant intends to offer Contracts to participants in the Texas Optional Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) - (d) of that Rule.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 15 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on this 18th day of April, 2001.


                                WRL SERIES ANNUITY ACCOUNT
                                (Registrant)

                                By: /s/ JOHN R. KENNEY
                                    -------------------
                                   John R. Kenney, Chairman of the Board and
                                   Chief Executive Officer of
                                   Western Reserve Life Assurance Co. of Ohio

                                WESTERN RESERVE LIFE ASSURANCE
                                CO. OF OHIO
                                (Depositor)

                                By: /s/ JOHN R. KENNEY
                                    -------------------
                                   John R. Kenney, Chairman of the Board  and
                                   Chief Executive Officer


        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:




SIGNATURE                                TITLE                                    DATE
---------                                -----                                    ----
 /s/ JOHN R. KENNEY                      Chairman of the Board  and               April 18, 2001
------------------------                 Chief Executive Officer
John R. Kenney                           (Principal Executive Officer)


 /s/ ALLAN J. HAMILTON                   Vice President, Treasurer                April 18, 2001
-------------------------                and Controller
Allan J. Hamilton


 /s/ ALAN M. YAEGER                      Executive Vice President,                April 18, 2001
-------------------------                Actuary and Chief Financial
Alan M. Yaeger                           Officer

 /s/ JEROME C. VAHL                      Director and President                   April 18, 2001
-------------------------
Jerome C. Vahl

*/s/ JACK E. ZIMMERMAN                   Director                                 April 18, 2001
-------------------------
Jack E. Zimmerman */



/s/ JAMES R. WALKER                      Director                                 April 18, 2001
-------------------------------
James R. Walker */




*/ /s/ KIMBERLY A. SCOULLER
-------------------------------
Signed by Kimberly A. Scouller
As Attorney in Fact

                                  EXHIBIT INDEX

EXHIBIT        DESCRIPTION
NO.            OF EXHIBIT
-------        ----------
10(a)          Written Consent of Sutherland Asbill & Brennan LLP

10(b)          Written Consent of Ernst & Young LLP

10(c)          Written Consent of PricewaterhouseCoopers LLP